                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  333-123257

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                     335 Madison Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                     335 MADISON AVENUE, NEW YORK, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  APRIL 30

Date of reporting period: OCTOBER 31, 2013

ITEM 1. REPORT TO SHAREHOLDERS

SEMI-ANNUAL REPORT O C T O B E R 3 1 , 2 0 1 3
( u n a u d i t e d )

MARKET VECTORS CORPORATE BOND ETFs

Fallen Angel High Yield Bond ETF	ANGL®
Investment Grade Floating Rate ETF	FLTR®
Treasury-Hedged High Yield Bond ETF	THHYTM

MARKET VECTORS EQUITY INCOME ETFs

BDC Income ETF	BIZDTM
Mortgage REIT Income ETF	MORT®
Preferred Securities ex Financials ETF	PFXF®

MARKET VECTORS INTERNATIONAL BOND ETFs

Emerging Markets High Yield Bond ETF	HYEM®
Emerging Markets Local Currency Bond ETF	EMLC®
International High Yield Bond ETF	IHY®
LatAm Aggregate Bond ETF	BONO®
Renminbi Bond ETF	CHLC®

TABLE OF CONTENTS

MARKET VECTORS INCOME ETFs
President’s Letter	1
Management Discussion	3
Performance Comparison
BDC Income ETF (BIZD)	6
Emerging Markets High Yield Bond ETF (HYEM)	7
Emerging Markets Local Currency Bond ETF (EMLC)	8
Fallen Angel High Yield Bond ETF (ANGL)	9
International High Yield Bond ETF (IHY)	10
Investment Grade Floating Rate ETF (FLTR)	11
LatAm Aggregate Bond ETF (BONO)	12
Mortgage REIT Income ETF (MORT)	13
Preferred Securities ex Financials ETF (PFXF)	14
Renminbi Bond ETF (CHLC)	15
Treasury-Hedged High Yield Bond ETF (THHY)	16
Explanation of Expenses	17
Schedule of Investments
BDC Income ETF (BIZD)	19
Emerging Markets High Yield Bond ETF (HYEM)	20
Emerging Markets Local Currency Bond ETF (EMLC)	27
Fallen Angel High Yield Bond ETF (ANGL)	31
International High Yield Bond ETF (IHY)	34
Investment Grade Floating Rate ETF (FLTR)	42
LatAm Aggregate Bond ETF (BONO)	45
Mortgage REIT Income ETF (MORT)	48
Preferred Securities ex Financials ETF (PFXF)	49
Renminbi Bond ETF (CHLC)	52
Treasury-Hedged High Yield Bond ETF (THHY)	54
Statements of Assets and Liabilities	56
Statements of Operations	58
Statements of Changes in Net Assets	60
Financial Highlights
BDC Income ETF (BIZD)	65
Emerging Markets High Yield Bond ETF (HYEM)	65
Emerging Markets Local Currency Bond ETF (EMLC)	66
Fallen Angel High Yield Bond ETF (ANGL)	66
International High Yield Bond ETF (IHY)	67
Investment Grade Floating Rate ETF (FLTR)	67
LatAm Aggregate Bond ETF (BONO)	68
Mortgage REIT Income ETF (MORT)	68
Preferred Securities ex Financials ETF (PFXF)	69
Renminbi Bond ETF (CHLC)	69
Treasury-Hedged High Yield Bond ETF (THHY)	70
Notes to Financial Statements	71
Approval of Investment Management Agreement	82

MARKET VECTORS INCOME ETFs

Dear Shareholder:

We are pleased to present this semi-annual report for income-oriented exchange-traded funds of the Market Vectors ETF Trust for the six months ending October 31, 2013.

Over the summer, when “Taper Talk” spurred the selloff of U.S. Treasuries, hedged high yield outperformed bank loan strategies.

Cumulative Return: Market Vectors US Treasury-Hedged High Yield Bond Index

02/04/2013 (Index Inception) to 10/31/2013

Source: FactSet. Data as of 10/31/2013 since 02/04/2013. Past performance is no guarantee of future results. Refer to footnotes for index descriptions and disclosure notes.

A long high-yield bond/short U.S. Treasury positioning was more responsive to changes in credit spreads and tended to outperform bank loan strategies when credit spreads narrowed. (However, when credit spreads widened significantly and interest rates fell slightly, hedged high yield underperformed bank loan strategies.)

The Market Vectors Treasury-Hedged High Yield Bond ETF (THHY), launched on March 21, 2013, combines long positions in the more liquid portion of the high-yield universe with short positions in 5-year U.S. Treasury notes, or futures contracts on such notes. Together, the long and short portfolios offer a combination of both income generation and protection against rising interest rates.

On or about December 10, 2013, Market Vectors LatAm Aggregate Bond ETF (BONO) will change its ticker, fund name, and investment strategy, and will be renamed Market Vectors Emerging Markets Aggregate Bond ETF (EMAG). This will reflect its new investment objective, which will be to seek to track, before fees and expenses, the price and yield performance of the Market Vectors EM Aggregate Bond Index (MVEMAG).

With EMAG, we are introducing an efficient means for investors to gain access to a broad exposure of emerging markets bonds in a single ETF. A key benefit of the MVEMAG index is that it has a relatively balanced exposure to both local currency and hard currency debt. We expect that this will allow the ETF to maintain broadly diversified exposure within the emerging markets debt universe, presenting an attractive option to investors who are not able to devote significant resources to researching either currencies or credit ratings.

1

MARKET VECTORS INCOME ETFs

Going forward, we will, as always, continue to seek out and evaluate the most attractive opportunities for you as a shareholder, and we encourage you stay in touch with us through the videos, email subscriptions and podcasts available on our website (http://www.vaneck.com). Should you have any questions, please contact us at 1.888.MKT.VCTR or visit www.marketvectorsetfs.com.

Thank you for participating in the Market Vectors ETF Trust. On the following pages, you will find the performance comparison of each of the funds for the six months ended October 31, 2013. You will also find their financial statements. We value your continuing confidence in us and look forward to helping you meet your investment goals in future.

Jan F. van Eck
Trustee and President
Market Vectors ETF Trust

November 25, 2013

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

All indices listed are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

Market Vectors U.S. Treasury-Hedged High Yield Bond Index (MVTHHY) is comprised of long positions in below-investment grade corporate bonds, denominated in U.S. dollars, and an equivalent amount of short positions in Treasury notes and bonds.

S&P/LSTA U.S. Leveraged Loan 100 Index seeks to mirror the market-weighted performance of the largest institutional leveraged loans, as determined by criteria, based upon market weightings, spreads, and interest payments.

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Management Discussion

The suite of Market Vectors Income ETFs can most accurately be divided into three groupings: equity income, international bonds, and corporate bonds. Over the six months ended October 31, 2013, the performances of individual funds were varied. However, while two of the three ETFs in the equity income group and two of the five ETFs in the international bonds group posted negative total returns, all three ETFs in the corporate bond group posted positive total returns.

Source: Van Eck Global. Returns based on NAV. The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Funds reflects temporary waivers of expenses and/or fees. Had the Funds incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Funds will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.

EQUITY INCOME

Business Development Companies (BDCs)

As BDCs typically lend to, and invest in, small, privately held companies, they are susceptible to concerns over the creditworthiness of those companies and fluctuations in the capital markets used to finance such transactions. Over the six-month period ended October 31, 2013, BDCs underperformed relative to the broader market as measured by the S&P® 500 Index‡. The industry ended the period offering a dividend yield of 7.76% as measured by the Market Vectors® US Business Development Indexi.

Mortgage REITs

Since mortgage REITs are very sensitive to rises in rates, they were particularly hard hit when interest rates began to rise in May. They continued to suffer until September 18, when the Fed stated that, in the absence of evidence of sustainable improvement in the economy, it would maintain the pace of monthly bond buying, after which they enjoyed a major rallyii and outperformed the S&P 500 that monthiii. Mortgage REITs ended the period offering a dividend yield of 12.93% as measured by the Market Vectors® Global Mortgage REITs Indexiv.

Preferred Securities ex Financials

Preferred securities are considered hybrid securities because they have features of both debt and equity securities. Historically, a company’s preferred securities have offered higher yield than its common stock and senior debt. The Wells Fargo® Hybrid and Preferred Securities ex Financials Index excludes traditional financial companies which have been more volatile than other sectors historically. Over the six-month period ended October 31, 2013, the non-financial “preferreds” market was driven primarily by automobile manufacturers and steel. Specialized REITs and electric utilities were the main detractors. The industry ended the period offering a dividend yield of 7.26% as measured by the Wells Fargo® Hybrid and Preferred Securities ex Financials Indexv.

INTERNATIONAL BOND

Emerging Markets Local Currency Bonds

Over the six months ended October 31, 2013, in contrast with developed market debt, emerging market sovereign bonds still offered relatively attractive yields according to the J.P. Morgan GBI-EMG Core Index*. The J.P.Morgan GBI-EM family

3

MARKET VECTORS INCOME ETFs

of indices tracks the performance of bonds denominated in the local currencies of 16 emerging market countries that are actually quite large and relatively liquid themselves. These local governments have evolved tremendously and now almost 90% of the bonds in these indices have an investment grade credit rating from at least one rating agency.

In terms of local currency, bonds denominated in the Hungarian Forint and Romanian New Leu contributed most to the fund’s total return, while the bonds denominated in the Indonesian Rupiah and Brazilian Real were the greatest detractors from performance.

Latin American Bonds

Over the six months ended October 31, 2013, Latin American bonds offered investors a number of opportunities to invest in both high yield and investment grade corporate and sovereign bonds. Three countries contributed positively to the fund’s total return: Argentina, Jamaica, and the Dominican Republic. Brazil and Mexico were the greatest detractors from performance. While the quasi and foreign government sector and telecommunications subsector both posted positive returns, the sovereign sector (with the highest sectorial weighting) was the largest detractor from performance.

Renminbi Bonds

Chinese Renminbi-denominated bonds, both issued and traded outside China, constitute what is known as the “dim sum bond market”. Dim sum bonds provide an alternative way of accessing China’s currency and market, rather than non-deliverable forward contacts and/or QFII, which may not be practical. Investors in this market not only receive bond interest payments, but also gain access to China’s currency which, according to the U.S. Treasury at least, is undervaluedviii.

The Chinese Renminbi currency as a whole has exhibited strong performance. Financial sector bonds were the best performers during the six-month period ended October 31, 2013, while bonds in the sovereign and telecommunications subsectors were the only detractors from performance during the period.

CORPORATE BOND

Emerging Markets High Yield Bonds

Overall, emerging market corporate bonds constitute one of the fastest growing asset classes and, as an asset class, it is now comparable in size to the U.S. high yield corporate bond market. High yield emerging market corporate and quasi-sovereign bonds denominated in U.S. dollars currently have had higher yields than both high yield emerging market sovereign and high yield U.S. corporate bondsix. Additionally, high yield emerging market corporate bonds, historically, have had lower default rates than high-yield U.S. corporate bondsx.

While Argentinian and Russian bonds posted the highest returns, and Indonesian and Ukrainian bonds the lowest, on a sectorial level, quasi and foreign government bonds were the greatest contributors to total return and the industrial sector was the greatest detractor from performance.

Fallen Angel Bonds

“Fallen angels” are high yield corporate bonds that were once investment grade, but have been downgraded to non-investment grade. Fallen angels tend to have a higher rate of ascension to investment grade than original issue high yield bonds. The default rate in this segment has averaged 3.82% historically, below the 4.41% average for all U.S. high yields. The financial, basic materials and consumer, non-cyclical sectors contributed the most return toward the fund. The only two sectors whose performance detracted from that of the fund were energy and communications.

International High Yield Bonds

International high yield bonds have continued to experience lower default rates than U.S. high yield bonds. Non-U.S. high yield bonds, which now constitute over a third of the global high yield market, have also continued to provide an opportunity to diversify not only geographically, but also in terms of currency, with bonds denominated, for example, in Euros, Sterling and Canadian dollars. Europe now accounts for over 60% of global high yield corporate bond market value, and emerging markets represent about 30%. In addition, non-U.S. debt has provided exposure to those regions of the world, for example, the emerging markets, with the highest rates of high yield market growth.

Each of the fund’s three sectors, financial, industrial and utility, posted positive returns, with only the energy and healthcare subsectors in any way detracting from overall fund performance. Euro-denominated bonds were the greatest contributors to fund total return, while U.S.-dollar denominated bonds were the largest detractors from fund performance.

Investment Grade Floating Rate Notes

Floating rate notes (FRN) are investment grade-rated corporate debt issues with variable coupons that reset to current interest rates, based on a benchmark. The coupons on these securities fluctuate with that benchmark. The combination

4

of near-zero durationxi and floating interest rates creates the potential for relatively low price fluctuations. In addition, as short-term interest rates rise, portfolio securities reset to higher yields. The floating rate feature is intended to act as protection against loss of principal when interest rates rise.

The fund’s assets are all investment grade credit quality, and the average allocation tends to be toward the lower end of the investment grade quality scale (between A and BBB rating). Approximately two-thirds of the fund’s holdings are further out on the maturity curve than the FRN market is on average, resulting in 2.76 average years to maturity. Because of the higher weightings to longer maturities, the underlying index and fund tend to have a higher yield than they would if weighted purely by market capitalization. The greatest source of positive contribution came from exposure to A- average rated bonds. Exposure to bonds with an average rating of A+ was the greatest detractor from the performance of the fund.

Treasury-Hedged High Yield Bonds

The Treasury-hedged high yield bond fund combines the more liquid portion of the high yield universe with short positions in 5-year U.S. Treasury notes, or futures on such notes, to help hedge against the risk of rising interest rates. Together, the long high yield and short Treasuries portfolios also offer a combination of income generation and protection against rising interest rates.

The main drivers of returns in this strategy are interest rates and credit spreads. Rising interest rates and narrowing credit spreads positively contribute to performance, while declining interest rates and widening credit spreads detract from the fund’s returns.

Overall, the fund outperformed unhedged high yield bond strategies, having benefited from the U.S. Treasury market selloff (rising interest rates) over the summer, spurred on by Ben Bernanke’s comments on potentially tapering the bond buying program. The Federal Reserve’s inaction in September caused Treasuries to rally (interest rates to decline), eroding some of the summer gains. While interest rates declined slightly in October, negatively affecting the fund’s performance, credit spreads also narrowed, which favorably impacted the fund.

All indices listed are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

‡	S&P® 500 Index, calculated with dividends reinvested, consists of 500 widely held common stocks covering industrial, utility, financial and transportation sectors.

*	J.P. Morgan Government Bond Index–Emerging Markets Global Core (GBIEMCOR) is designed to track the performance of bonds issued by emerging market governments and denominated in the local currency of the issuer. The Index is designed to be investible and includes only those countries that are accessible by most of the international investor base.

[i]	Market Vectors® US Business Development Companies Index (MVBIZDTG) includes companies which are treated as Business Development Companies. To be eligible for the Index and qualify as a BDC, a company must be organized under the laws of, and have its principal place of business in the U.S., be registered with the Securities Exchange Commission and have elected to be regulated as a BDC under the Investment Company Act of 1940. As of October 31, 2013, the 30-day SEC subsidized yield for Market Vectors BDC Income ETF was 7.53%; the unsubsidized yield was 6.88%.

ii	Barron’s: Fed Sends Mortgage REITs Soaring; CYS Up 5.1%, http://blogs.barrons.com/incomeinvesting/2013/09/18/fed-sends-mortage-reits-soaring-cys-up-5-1/

iii	ThinkAdvisor: REITs Outperformed S&P 500 in September, http://www.thinkadvisor.com/2013/10/18/reits-outperformed-sp-500-in-september

iv	Market Vectors® Global Mortgage REITs Index (MVMORTTR) is a rules-based index intended to give investors a means of tracking the overall performance of publicly traded U.S. and non-U.S. mortgage REITs that derive at least 50% of their revenues from mortgage-related activity. As of October 31, 2013, the 30-day SEC subsidized yield for Market Vectors Mortgage REIT Income ETF was 10.88%; the unsubsidized yield was 10.55%.

[v]	Wells Fargo® Hybrid and Preferred Securities ex Financials Index (WHPSL) is a rules-based index designed to track the performance of convertible or exchangeable and non-convertible preferred securities, issued by U.S. or foreign issuers that are not financial services companies or banks and that are listed on U.S. national securities exchanges. As of October 31, 2013, the 30-day SEC subsidized yield for Market Vectors Preferred Securities ex Financials ETF was 6.17%; the unsubsidized yield was 5.93%.

viii	Euromoney: US Treasury renminbi undervaluation claim disputed, http://www.euromoney.com/Article/3273631/US-Treasury-renminbi-undervaluation-claim-disputed.html

ix	As represented by The BofA Merrill Lynch High Yield U.S. Emerging Markets Liquid Corporate Plus Index for USD-denominated EM high-yield corporate bonds, The BofA Merrill Lynch USD Emerging Markets Sovereigns Index for USD-denominated EM high-yield sovereign bonds and The BofA Merrill Lynch U.S. High Yield Master Index II for U.S. high-yield corporate bonds.

[x]	The FX G10 Source: Standard & Poor’s Global Fixed Income Research and Standard & Poor’s CreditPro®; 2011 Annual Global Corporate Default Study and Rating Transitions.

xi	Effective Duration measures a bond’s sensitivity to interest rate changes that reflects the change in a bond’s price given a change in yield. This duration measure is appropriate for bonds with embedded options.
5

BDC INCOME ETF (BIZD)

PERFORMANCE COMPARISON

October 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	MVBIZDTG[2]
Six Months	1.84%	1.69%	1.88%
Life* (cumulative)	6.92%	6.56%	6.87%
*since 2/11/13

Commencement date for the Market Vectors BDC Income ETF (BIZD) was 2/11/13.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/11/13) to the first day of secondary market trading in shares of the Fund (2/12/13), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.96% / Net Expense Ratio 0.40%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors US Business Development Companies Index (MVBIZDTG) (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. Market Vectors BDC Income ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors® US Business Development Companies Index (MVBIZDTG) (the “Index”) includes companies which are treated as Business Development Companies. To be eligible for the Index and qualify as a BDC, a company must be organized under the laws of, and have its principal place of business in the U.S., be registered with the Securities Exchange Commission and have elected to be regulated as a BDC under the Investment Company Act of 1940.
6

EMERGING MARKETS HIGH YIELD BOND ETF (HYEM)

PERFORMANCE COMPARISON

October 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	EMHY[2]
Six Months	(1.58)%	(1.26)%	(1.50)%
One Year	3.64%	4.36%	4.81%
Life* (annualized)	7.85%	7.97%	8.66%
Life* (cumulative)	11.85%	12.04%	13.10%
*since 5/8/12

Commencement date for the Market Vectors Emerging Markets High Yield Bond ETF (HYEM) was 5/8/12.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Sincethe shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for theperiod from commencement (5/8/12) to the first day of secondary market trading in shares of the Fund (5/9/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.50% / Net Expense Ratio 0.40%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofA Merrill Lynch”) indices and related information, the name “BofA Merrill Lynch”, and related trademarks, are intellectual property licensed from BofA Merrill Lynch, and may not be copied, used, or distributed without BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by BofA Merrill Lynch. BOFA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	The BofA Merrill Lynch High Yield US Emerging Markets Liquid Corporate Plus Index (EMHY) is comprised of U.S. dollar denominated bonds issued by non-sovereign emerging market issuers that are rated BB1 or lower (based on an average of Moody’s, S&P and Fitch) and that are issued in the major domestic and Eurobond markets.
7

EMERGING MARKETS LOCAL CURRENCY BOND ETF (EMLC)

PERFORMANCE COMPARISON

October 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	GBIEMCOR[2]
Six Months	(8.37)%	(7.75)%	(7.68)%
One Year	(3.19)%	(1.65)%	(1.04)%
Life* (annualized)	4.18%	4.38%	5.32%
Life* (cumulative)	14.35%	15.08%	18.52%
*since 7/22/10

Commencement date for the Market Vectors Emerging Markets Local Currency Bond ETF was 7/22/10.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/22/10) to the first day of secondary market trading in shares of the Fund (7/23/10), the NAV of the Fund is used as a proxy for the secondary market trading priceto calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.50% / Net Expense Ratio 0.47%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.47% of the Fund’s average daily net assets per year until at least September 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors Emerging Markets Local Currency Bond ETF (EMLC) is not sponsored, endorsed, sold or promoted by J.P. Morgan and J.P. Morgan makes no representation regarding the advisability of investing in EMLC. J.P. Morgan does not warrant the completeness or accuracy of the J.P. Morgan GBI-EMG Core Index. “J.P. Morgan” is a registered service mark of JPMorgan Chase & Co.© 2011. JPMorgan Chase & Co. All rights reserved.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	J.P. Morgan Government Bond Index-Emerging Markets Global Core (GBIEMCOR) is designed to track the performance of bonds issued by emerging market governments and denominated in the local currency of the issuer. The Index is designed to be investible and includes only those countries that are accessible by most of the international investor base.
8

FALLEN ANGEL HIGH YIELD BOND ETF (ANGL)

PERFORMANCE COMPARISON

October 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	HOFA[2]
Six Months	0.40%	1.02%	1.73%
One Year	7.56%	7.08%	10.07%
Life* (annualized)	11.49%	11.52%	14.12%
Life* (cumulative)	18.48%	18.53%	22.86%
*since 4/10/12

Commencement date for the Market Vectors Fallen Angel High Yield Bond ETF (ANGL) was 4/10/12.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/10/12) to the first day of secondary market trading in shares of the Fund (4/11/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 1.39% / Net Expense Ratio 0.40%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofA Merrill Lynch”) indices and related information, the name “BofA Merrill Lynch”, and related trademarks, are intellectual property licensed from BofA Merrill Lynch, and may not be copied, used, or distributed without BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by BofA Merrill Lynch. BOFA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	The BofA Merrill Lynch US Fallen Angel High Yield Index (HOFA) is comprised of below investment grade corporate bonds denominated in U.S. dollars that were rated investment grade at the time of issuance.
9

INTERNATIONAL HIGH YIELD BOND ETF (IHY)

PERFORMANCE COMPARISON

October 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	HXUS[2]
Six Months	1.85%	2.56%	3.23%
One Year	9.13%	10.82%	12.03%
Life* (annualized)	11.29%	11.53%	12.67%
Life* (cumulative)	18.42%	18.83%	20.76%
*since 4/2/12

Commencement date for the Market Vectors International High Yield Bond ETF was 4/2/12.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/2/12) to the first day of secondary market trading in shares of the Fund (4/3/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.51% / Net Expense Ratio 0.40%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofA Merrill Lynch”) indices and related information, the name “Bank of America Merrill Lynch”, and related trademarks, are intellectual property licensed from BofA Merrill Lynch, and may not be copied, used, or distributed without BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by BofA Merrill Lynch. BOFA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	The BofA Merrill Lynch Global Ex-US Issuers High Yield Constrained Index (HXUS) tracks the performance of below investment grade debt issued by corporations located throughout the world (which may include emerging market countries) excluding the United States denominated in Euros, U.S. dollars, Canadian dollars or pound sterling issued in the major domestic or eurobond markets.
10

INVESTMENT GRADE FLOATING RATE ETF (FLTR)

PERFORMANCE COMPARISON

October 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	MVFLTR[2]
Six Months	0.38%	0.30%	0.65%
One Year	0.37%	1.63%	2.04%
Life* (annualized)	1.14%	1.06%	1.59%
Life* (cumulative)	2.90%	2.68%	4.05%
*since 4/25/11

Commencement date for the Market Vectors Investment Grade Floating Rate ETF (FLTR) was 4/25/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since theshares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the periodfrom commencement (4/25/11) to the first day of secondary market trading in shares of the Fund (4/26/11), the NAV of theFund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.58% / Net Expense Ratio 0.19%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.19% of the Fund’s average daily net assets per year until at least September 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors Investment Grade Floating Rate Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. Market Vectors Investment Grade Floating Rate ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors Investment Grade Floating Rate Index (MVFLTR) is comprised of U.S. dollar-denominated floating rate notes issued by corporate issuers or similar commercial entities that are public reporting companies in the U.S. and rated investment grade by at least one of three rating services: Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”) or Fitch International Rating Agency (“Fitch”). Investment grade securities are those rated Baa3 or higher by Moody’s or rated BBB- or higher by S&P or Fitch.
11

LATAM AGGREGATE BOND ETF (BONO)

PERFORMANCE COMPARISON

October 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	LATS[2]
Six Months	(6.40)%	(5.87)%	(6.16)%
One Year	(3.42)%	(0.72)%	(0.73)%
Life* (annualized)	3.42%	3.51%	5.64%
Life* (cumulative)	8.68%	8.92%	14.55%
*since 5/11/11

Commencement date for the Market Vectors LatAm Aggregate Bond ETF was 5/11/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/11/11) to the first day of secondary market trading in shares of the Fund (5/12/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.93% / Net Expense Ratio 0.50%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.49% of the Fund’s average daily net assets per year until at least September 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofA Merrill Lynch”) indices and related information, the name “Bank of America Merrill Lynch”, and related trademarks, are intellectual property licensed from BofA Merrill Lynch, and may not be copied, used, or distributed without BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by BofA Merrill Lynch. BOFA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	The BofA Merrill Lynch Broad Latin America Bond Index (LATS) is composed of external and local currency Latin American sovereign debt and the external debt of non-sovereign Latin American issuers denominated in USD or Euros.
12

MORTGAGE REIT INCOME ETF (MORT)

PERFORMANCE COMPARISON

October 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	MVMORTTR[2]
Six Months	(15.91)%	(15.88)%	(17.30)%
One Year	(3.04)%	(2.97)%	(6.17)%
Life* (annualized)	8.69%	8.64%	5.04%
Life* (cumulative)	20.20%	20.08%	11.48%
*since 8/16/11

Commencement date for the Market Vectors Mortgage REIT Income ETF was 8/16/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/16/11) to the first day of secondary market trading in shares of the Fund (8/17/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.57% / Net Expense Ratio 0.41%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors Global Mortgage REITs Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. Market Vectors Mortgage REIT Income ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors Global Mortgage REITs Index (MVMORTTR) is a rules-based index intended to give investors a means of tracking the overall performance of publicly traded U.S. and non-U.S. mortgage REITs that derive at least 50% of their revenues from mortgage-related activity.
13

PREFERRED SECURITIES EX FINANCIALS ETF (PFXF)

PERFORMANCE COMPARISON

October 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	WHPSL[2]
Six Months	(2.94)%	(3.15)%	(3.03)%
One Year	(0.14)%	0.12%	0.42%
Life* (annualized)	3.37%	3.08%	3.33%
Life* (cumulative)	4.38%	4.00%	4.33%
*since 7/16/12

Commencement date for the Market Vectors Preferred Securities ex Financials ETF was 7/16/12.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/16/12) to the first day of secondary market trading in shares of the Fund (7/17/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.50% / Net Expense Ratio 0.41%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

The Fund is not issued, sponsored, endorsed or advised by Wells Fargo & Company, Wells Fargo Securities, LLC or their subsidiaries and affiliates (collectively, “Wells Fargo”). Wells Fargo makes no representation or warranty, express or implied, to the Fund’s investors or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by Wells Fargo or the Index to track financial instruments comprising the Index or any trading market. Wells Fargo’s only relationship to the Adviser is the licensing of certain trademarks and trade names of Wells Fargo and of the data supplied by Wells Fargo that is determined, composed and calculated by Wells Fargo or a third party index calculator, without regard to the Fund or its shareholders. Wells Fargo has no obligation to take the needs of the Fund or the Fund’s shareholders into consideration when determining, composing or calculating the data. Wells Fargo has no obligation or liability in connection with the administration, marketing or trading of the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Wells Fargo® Hybrid and Preferred Securities ex Financials Index (WHPSL) is designed to track the performance of convertible or exchangeable and non-convertible preferred securities listed on U.S. exchanges.
14

RENMINBI BOND ETF (CHLC)

PERFORMANCE COMPARISON

October 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	MVCHLC®2
Six Months	2.50%	1.47%	1.74%
One Year	4.71%	5.09%	6.07%
Life* (annualized)	4.63%	5.22%	5.32%
Life* (cumulative)	9.75%	11.03%	11.24%
*since 10/11/11

Commencement date for the Market Vectors Renminbi Bond ETF was 10/11/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/11/11) to the first day of secondary market trading in shares of the Fund (10/12/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 2.43% / Net Expense Ratio 0.39%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.39% of the Fund’s average daily net assets per year until at least September 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors Renminbi Bond Index is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. Market Vectors Renminbi Bond ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors Renminbi Bond Index (MVCHLC®) is designed to track the performance of fixed-rate, Chinese Renminbi (“RMB”)-denominated bonds that are available to market participants outside of mainland China issued by Chinese or non-Chinese corporate, governmental, quasi-governmental or supranational issuers (“RMB Bonds”).
15

TREASURY-HEDGED HIGH YIELD BOND ETF (THHY)

PERFORMANCE COMPARISON

October 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	MVTHHY[2]
Six Months	(0.41)%	1.46%	2.08%
Life* (cumulative)	0.70%	2.84%	3.50%
*since 3/21/13

Commencement date for the Market Vectors Treasury-Hedged High Yield Bond ETF (THHY) was 3/21/13.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (3/21/13) to the first day of secondary market trading in shares of the Fund (3/22/13), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 2.72% / Net Expense Ratio 1.63%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.50% of the Fund’s average daily net assets per year until at least September 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors US Treasury-Hedged High Yield Bond Index is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. Market Vectors Treasury-Hedged High Yield Bond ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors® US Treasury-Hedged High Yield Bond Index (MVTHHY) is comprised of long positions in below-investment grade corporate bonds, denominated in U.S. dollars, and an equivalent amount of short positions in Treasury notes and bonds.
16

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2013 to October 31, 2013.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Annualized Expense Ratio During Period	Expenses Paid During the Period* May 1, 2013- October 31, 2013
BDC Income ETF
Actual	$1,000.00	$1,016.90	0.40%	$2.03
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04
Emerging Markets High Yield Bond ETF
Actual	$1,000.00	$987.40	0.40%	$2.00
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04
Emerging Markets Local Currency Bond ETF
Actual	$1,000.00	$922.50	0.47%	$2.28
Hypothetical**	$1,000.00	$1,022.83	0.47%	$2.40
Fallen Angel High Yield Bond ETF
Actual	$1,000.00	$1,010.20	0.40%	$2.02
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04
International High Yield Bond ETF
Actual	$1,000.00	$1,025.60	0.40%	$2.05
Hypothetical**	$1,000.00	$1,023.18	0.40%	$2.05
Investment Grade Floating Rate ETF
Actual	$1,000.00	$1,003.00	0.19%	$0.96
Hypothetical**	$1,000.00	$1,024.25	0.19%	$0.97
LatAm Aggregate Bond ETF
Actual	$1,000.00	$941.30	0.50%	$2.47
Hypothetical**	$1,000.00	$1,022.68	0.50%	$2.57
Mortgage REIT Income ETF
Actual	$1,000.00	$841.20	0.41%	$1.91
Hypothetical**	$1,000.00	$1,023.13	0.41%	$2.10

17

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(continued)

	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Annualized Expense Ratio During Period	Expenses Paid During the Period* May 1, 2013- October 31, 2013
Preferred Securities ex Financials ETF
Actual	$1,000.00	$968.50	0.41%	$2.02
Hypothetical**	$1,000.00	$1,023.16	0.41%	$2.07
Renminbi Bond ETF
Actual	$1,000.00	$1,014.70	0.39%	$1.98
Hypothetical**	$1,000.00	$1,023.24	0.39%	$1.99
Treasury-Hedged High Yield Bond ETF
Actual	$1,000.00	$1,014.60	1.63%	$8.26
Hypothetical**	$1,000.00	$1,017.01	1.63%	$8.27
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended October 31, 2013) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses.
18

BDC INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2013 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%
Finance-Commercial: 0.7%
11,079	Horizon Technology Finance Corp.	$149,345
Investment Companies: 80.6%
152,508	Apollo Investment Corp.	1,300,893
182,074	Ares Capital Corp.	3,162,625
99,804	BlackRock Kelso Capital Corp.	937,160
105,646	Fifth Street Finance Corp.	1,077,589
28,231	Gladstone Capital Corp.	248,997
47,609	Golub Capital BDC, Inc.	837,918
35,381	KCAP Financial, Inc.	298,262
37,725	Main Street Capital Corp.	1,146,840
95,745	MCG Capital Corp.	450,959
29,532	Medallion Financial Corp.	448,296
30,406	MVC Capital, Inc.	420,515
47,182	New Mountain Finance Corp.	669,041
27,557	NGP Capital Resources Co.	205,024
86,526	PennantPark Investment Corp.	974,283
155,073	Prospect Capital Corp.	1,758,528
45,019	Solar Capital Ltd.	1,033,186
12,698	Solar Senior Capital Ltd.	231,612
34,041	TCP Capital Corp.	567,463
39,654	THL Credit, Inc.	644,378
70,756	TICC Capital Corp.	707,560
34,605	Triangle Capital Corp.	1,029,845
		18,150,974
Number of Shares		Value

Private Equity: 13.5%
200,065	American Capital Ltd. *	$2,802,911
35,592	Gladstone Investment Corp.	251,635
		3,054,546
Venture Capital: 5.3%
41,888	Harris & Harris Group, Inc. *	131,109
68,412	Hercules Technology Growth Capital, Inc.	1,056,281
		1,187,390
Total Common Stocks (Cost: $22,228,815)		22,542,255
Liabilities in excess of other assets: (0.1)%		(20,879)
NET ASSETS: 100.0%		$22,521,376

*Non-income producing

Summary of Investments by Sector (unaudited)	% of Investments	Value
Finance - Commercial	0.7%	$149,345
Investment Companies	80.5	18,150,974
Private Equity	13.5	3,054,546
Venture Capital	5.3	1,187,390
	100.0%	$22,542,255

The summary of inputs used to value the Fund’s investments as of October 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$22,542,255	$–	$–	$22,542,255

* See Schedule of Investments for security type and industry sector breakouts.

See Notes to Financial Statements

19

EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2013 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 93.2%
Argentina: 0.4%
		Pan American Energy LLC/Argentine Branch
USD	200,000	7.88%, 05/07/21 Reg S	$208,000
	700,000	7.88%, 05/07/21 144A	728,000
	75,000	Transportadora de Gas del Sur S.A. 7.88%, 12/06/13 (c) 144A	71,813
			1,007,813
Austria: 0.8%
	700,000	OAS Investments GmbH 8.25%, 10/19/16 (c) Reg S	694,750
	1,150,000	Sappi Papier Holding GmbH 8.38%, 06/15/15 (c) 144A	1,220,437
			1,915,187
Azerbaijan: 0.8%
	1,000,000	Azerbaijan State Oil Company 4.75%, 03/13/23 † Reg S	965,364
	900,000	State Oil Co. of the Azerbaijan Republic 5.45%, 02/09/17 Reg S	966,150
			1,931,514
Barbados: 0.5%
		Columbus International, Inc.
	425,000	11.50%, 11/20/14 Reg S	460,063
	700,000	11.50%, 11/20/14 144A	757,750
			1,217,813
Bermuda: 4.3%
		Alliance Oil Co. Ltd.
	300,000	9.88%, 03/11/15 Reg S	322,500
	400,000	9.88%, 03/11/15 144A	430,000
	1,000,000	BW Group Ltd. 6.63%, 06/28/17 Reg S	1,037,500
		China Oriental Group Co. Ltd.
	650,000	8.00%, 08/18/15 Reg S	668,687
	250,000	8.00%, 08/18/15 144A	257,188
		Digicel Group Ltd.
	1,500,000	8.25%, 09/30/16 (c) 144A	1,590,000
	2,000,000	10.50%, 04/15/14 (c) † Reg S	2,170,000
		Digicel Ltd.
	1,400,000	6.00%, 04/15/16 (c) 144A	1,361,500
	825,000	8.25%, 12/06/13 (c) 144A	863,362
	300,000	GeoPark Latin America Ltd., Agencia en Chile 7.50%, 02/11/17 (c) Reg S	307,500
		Hopson Development Holdings Ltd.
	600,000	9.88%, 01/16/16 (c) † Reg S	598,890
	420,000	11.75%, 01/21/14 (c) † Reg S	446,250
	200,000	Inkia Energy Ltd. 8.38%, 04/04/16 (c) 144A	214,000
	400,000	Pacnet Ltd. 9.25%, 12/06/13 (c) 144A	406,500
			10,673,877
Brazil: 3.1%
	450,000	Banco BMG S.A. 9.95%, 11/05/19 144A	457,875
	400,000	Banco BTG Pactual S.A. 5.75%, 09/28/22 Reg S	370,800
		Banco do Brasil S.A.
	1,100,000	6.25%, 04/15/24 (c) 144A	926,750
	2,250,000	9.25%, 04/15/23 (c) Reg S	2,463,750
Principal Amount			Value

Brazil: (continued)
USD	400,000	Banco do Estado do Rio Grande do Sul S.A. 7.38%, 02/02/22 Reg S	$415,000
	100,000	Banco Industrial e Comercial S.A. 8.50%, 04/27/20 Reg S	104,000
	1,550,000	Centrais Eletricas Brasileiras S.A. 6.88%, 07/30/19 † 144A	1,701,125
	1,050,000	Hypermarcas S.A. 6.50%, 04/20/16 (c) 144A	1,110,375
			7,549,675
British Virgin Islands: 2.9%
	764,000	Arcos Dorados Holdings, Inc. 6.63%, 09/27/23 144A	781,801
	1,050,000	Franshion Development Ltd. 6.75%, 04/15/21 144A	1,068,375
	1,400,000	Gold Fields Orogen Holding BVI Ltd. 4.88%, 10/07/20 144A	1,200,756
	400,000	RKI Finance 2010 Ltd. 9.50%, 12/05/13 (c) Reg S	424,000
	450,000	Road King 2012 Ltd. 9.88%, 09/18/15 (c) † Reg S	496,688
	1,050,000	Sparkle Assets Ltd. 6.88%, 01/30/17 (c) † Reg S	1,005,778
	1,050,000	Star Energy Geothermal Wayang Windu Ltd. 6.13%, 03/28/17 (c) 144A	1,008,000
	750,000	Studio City Finance Ltd. 8.50%, 12/01/15 (c) † 144A	832,500
	400,000	Yingde Gases Investment Ltd. 8.13%, 04/22/16 (c) † Reg S	411,000
			7,228,898
Canada: 0.9%
		Pacific Rubiales Energy Corp.
	1,500,000	5.13%, 03/28/18 (c) 144A	1,443,750
	800,000	7.25%, 12/12/16 (c) 144A	884,000
			2,327,750
Cayman Islands: 15.0%
	1,800,000	Agile Property Holdings Ltd. 8.88%, 04/28/14 (c) † Reg S	1,903,500
	600,000	Central China Real Estate Ltd. 6.50%, 06/04/16 (c) Reg S	587,250
	400,000	China SCE Property Holdings Ltd. 11.50%, 11/14/15 (c) Reg S	441,000
		China Shanshui Cement Group Ltd.
	850,000	10.50%, 04/27/15 (c) † Reg S	926,500
	200,000	10.50%, 04/27/15 (c) 144A	218,000
		Country Garden Holdings Co. Ltd.
	200,000	7.50%, 01/10/18 (c) 144A	200,250
	3,100,000	11.13%, 02/23/15 (c) Reg S	3,475,720
		Dar Al-Arkan International Sukuk Co. II
	100,000	10.75%, 02/18/15 Reg S	107,625
	200,000	10.75%, 02/18/15 144A	215,250
	1,000,000	Dar Al-Arkan Sukuk Co. Ltd. 5.75%, 05/24/18 Reg S	985,000
	1,650,000	Emaar Sukuk Ltd. 6.40%, 07/18/19 † Reg S	1,812,937
	1,475,000	Evergrande Real Estate Group Ltd. 13.00%, 01/27/15 † Reg S	1,589,312

See Notes to Financial Statements

20

Principal Amount			Value

Cayman Islands: (continued)
		Fibria Overseas Finance Ltd.
USD	1,100,000	6.75%, 03/03/16 (c) Reg S	$1,215,500
	150,000	6.75%, 03/03/16 (c) 144A	165,750
	550,000	7.50%, 05/04/15 (c) 144A	607,750
	300,000	Fufeng Group Ltd. 7.63%, 04/13/14 (c) † Reg S	309,000
	600,000	Global A&T Electronics Ltd. 10.00%, 02/01/16 (c) † 144A	484,500
	200,000	Glorious Property Holdings Ltd. 13.25%, 03/04/16 (c) Reg S	168,000
	1,050,000	Industrial Senior Trust 5.50%, 11/01/22 144A	976,500
	500,000	Intercorp Retail Trust 8.88%, 11/14/15 (c) Reg S	535,000
	1,000,000	Jafz Sukuk Ltd. 7.00%, 06/19/19 Reg S	1,118,750
	700,000	JBS Finance II Ltd. 8.25%, 01/29/15 (c) 144A	740,250
	1,500,000	Kaisa Group Holdings Ltd. 10.25%, 01/08/17 (c) Reg S	1,560,000
	1,400,000	KWG Property Holding Ltd. 12.75%, 03/30/14 (c) † Reg S	1,536,500
		Longfor Properties Co. Ltd.
	350,000	6.75%, 01/29/18 (c) Reg S	330,679
	1,450,000	9.50%, 04/07/14 (c) † Reg S	1,554,219
	1,350,000	Marfrig Overseas Ltd. 9.50%, 05/04/15 (c) 144A	1,316,250
	300,000	MBPS Finance Co. 11.25%, 12/05/13 (c) Reg S	300,375
		MCE Finance Ltd.
	1,750,000	5.00%, 02/15/16 (c) Reg S	1,736,875
	200,000	5.00%, 02/15/16 (c) 144A	198,500
	750,000	MIE Holdings Corp. 9.75%, 05/12/14 (c) Reg S	795,000
	200,000	Mongolian Mining Corp. 8.88%, 03/29/15 (c) † Reg S	164,500
	900,000	Nile Finance Ltd. 5.25%, 08/05/15 Reg S	895,500
	300,000	Parkson Retail Group Ltd. 4.50%, 05/03/18 † Reg S	285,000
	500,000	Shelf Drilling Holdings Ltd. 8.63%, 05/01/15 (c) 144A	541,250
		Shimao Property Holdings Ltd.
	1,775,000	6.63%, 01/14/17 (c) † Reg S	1,730,625
	500,000	9.65%, 08/03/14 (c) Reg S	543,100
		SOHO China Ltd.
	800,000	5.75%, 11/07/15 (c) † Reg S	805,000
	400,000	7.13%, 11/07/17 (c) † Reg S	390,000
	1,000,000	Sunac China Holdings Ltd. 12.50%, 10/16/15 (c) Reg S	1,132,500
	1,000,000	TAM Capital 3, Inc. 8.38%, 06/03/16 (c) 144A	1,040,000
	400,000	Telemovil Finance Co. Ltd. 8.00%, 10/01/14 (c) Reg S	428,000
	600,000	Virgolino de Oliveira Finance Ltd. 10.50%, 01/28/15 (c) 144A	495,000
	500,000	Wynn Macau Ltd. 5.25%, 10/15/16 (c) 144A	512,500
			37,074,717
Principal Amount			Value

Chile: 0.6%
USD	900,000	Automotores Gildemeister S.A. 8.25%, 05/24/16 (c) 144A	$832,500
	250,000	CorpGroup Banking S.A. 6.75%, 03/15/18 (c) 144A	224,375
	412,607	Inversiones Alsacia S.A. 8.00%, 02/18/15 (c) † Reg S	305,329
			1,362,204
China / Hong Kong: 2.4%
	600,000	Bank of East Asia Ltd. 8.50%, 11/05/19 (c)	687,369
	300,000	China CITIC Bank International Ltd. 6.88%, 06/24/20 Reg S	337,937
	1,050,000	China Resources Power East Foundation Co. Ltd. 7.25%, 05/09/16 (c)	1,102,500
		CITIC Pacific Ltd.
	300,000	6.63%, 04/15/21 Reg S	294,000
	1,400,000	6.80%, 01/17/23 Reg S	1,324,750
	1,300,000	6.88%, 01/21/18 Reg S	1,365,000
	700,000	MCC Holding Hong Kong Corp. Ltd. 4.88%, 07/29/16 Reg S	703,990
	250,000	Zoomlion H.K. SPV Co. Ltd. 6.13%, 12/20/22 † Reg S	235,000
			6,050,546
Colombia: 2.3%
	1,200,000	Banco Davivienda S.A. 5.88%, 07/09/22 144A	1,188,600
		Bancolombia S.A.
	550,000	5.13%, 09/11/22 †	528,000
	2,200,000	6.13%, 07/26/20 †	2,332,000
	1,200,000	Colombia Telecomunicaciones S.A. E.S.P. 5.38%, 09/27/17 (c) 144A	1,128,000
	500,000	Transportadora de Gas Internacional S.A. E.S.P. 5.70%, 03/20/17 (c) Reg S	523,750
			5,700,350
Costa Rica: 0.9%
	600,000	Banco de Costa Rica 5.25%, 08/12/18 144A	607,500
	1,400,000	Instituto Costarricense de Electricidad 6.95%, 11/10/21 144A	1,485,400
			2,092,900
Croatia: 0.3%
		Hrvatska Elektroprivreda
	500,000	6.00%, 11/09/17 Reg S	516,875
	100,000	6.00%, 11/09/17 144A	103,375
			620,250
Dominican Republic: 0.4%
	1,000,000	Aeropuertos Dominicanos Siglo XXI S.A. 9.25%, 11/13/15 (c) Reg S	995,000
Georgia: 0.4%
	800,000	Georgian Railway JSC 7.75%, 07/11/22 144A	870,000
Hungary: 0.3%
	700,000	MFB Magyar Fejlesztesi Bank Zrt 6.25%, 10/21/20 144A	721,875

See Notes to Financial Statements

21

EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

India: 0.5%
		ICICI Bank Ltd.
USD	700,000	6.38%, 04/30/17 (c) Reg S	$672,000
	700,000	6.38%, 04/30/17 (c) 144A	672,000
			1,344,000
Indonesia: 2.1%
	600,000	Bank Negara Indonesia Persero Tbk PT 4.13%, 04/27/17 Reg S	612,000
		Gajah Tunggal Tbk PT
	500,000	7.75%, 02/06/16 (c) † Reg S	498,750
	250,000	7.75%, 02/06/16 (c) † 144A	249,375
	2,500,000	Perusahaan Listrik Negara PT 5.50%, 11/22/21 Reg S	2,525,000
	1,175,000	PT Adaro Indonesia 7.63%, 10/22/14 (c) 144A	1,246,969
			5,132,094
Ireland: 6.2%
	2,700,000	Alfa Bank OJSC 7.88%, 09/25/17 † Reg S	3,040,848
	400,000	Bank of Moscow 6.70%, 03/11/15 Reg S	421,880
	500,000	Brunswick Rail Finance Ltd. 6.50%, 11/01/17 † Reg S	515,000
		Credit Bank of Moscow
	600,000	7.70%, 02/01/18 † Reg S	627,000
	300,000	8.70%, 11/13/18 Reg S	294,750
		EuroChem Mineral & Chemical Co. OJSC
	200,000	5.13%, 12/12/17 Reg S	202,250
	400,000	5.13%, 12/12/17 144A	404,500
	850,000	Gazprombank OJSC 7.25%, 05/03/19 Reg S	907,885
		Metalloinvest Finance Ltd.
	1,300,000	5.63%, 04/17/20 144A	1,300,000
	300,000	6.50%, 07/21/16 Reg S	321,000
	1,150,000	MTS International Funding Ltd. 8.63%, 06/22/20 144A	1,391,500
		Nomos Bank
	200,000	7.25%, 04/25/18 144A	202,750
	600,000	8.75%, 10/21/15 Reg S	637,500
	400,000	10.00%, 04/26/19 144A	422,480
	450,000	Raspadskaya OJSC 7.75%, 04/27/17 144A	466,313
		SCF Capital Ltd.
	200,000	5.38%, 10/27/17 Reg S	206,080
	400,000	5.38%, 10/27/17 144A	412,160
	1,000,000	Sibur Securities Ltd. 3.91%, 01/31/18 144A	982,500
		Vimpel Communications
	200,000	7.75%, 02/02/21 Reg S	219,500
	200,000	7.75%, 02/02/21 144A	219,500
	1,000,000	9.13%, 04/30/18 144A	1,172,500
	800,000	9.13%, 04/30/18 Reg S	938,000
			15,305,896
Israel: 2.1%
		Israel Electric Corp. Ltd.
	1,250,000	5.63%, 06/21/18 144A	1,316,964
	200,000	6.88%, 06/21/23 144A	214,680
	550,000	7.25%, 01/15/19 Reg S	613,920
	2,800,000	7.25%, 01/15/19 144A	3,125,410
			5,270,974
Principal Amount			Value

Kazakhstan: 1.9%
USD	1,160,000	Alliance Bank JSC 10.50%, 03/25/17 † Reg S	$765,600
	250,000	ATF Bank JSC 9.00%, 05/11/16 Reg S	250,313
		Halyk Savings Bank of Kazakhstan JSC
	1,500,000	7.25%, 05/03/17 144A	1,612,500
	100,000	7.25%, 05/03/17 Reg S	107,500
		Kazkommertsbank JSC
	300,000	7.50%, 11/29/16 144A	296,250
	650,000	7.50%, 11/29/16 Reg S	641,875
	200,000	Samruk-Energy JSC 3.75%, 12/20/17 Reg S	201,750
	850,000	Zhaikmunai International B.V. 7.13%, 11/13/16 (c) 144A	909,500
			4,785,288
Luxembourg: 9.7%
		ALROSA Finance S.A.
	950,000	7.75%, 11/03/20 Reg S	1,078,250
	600,000	7.75%, 11/03/20 144A	681,000
	1,400,000	Altice Financing S.A. 7.88%, 12/15/15 (c) 144A	1,523,200

	400,000	Cosan Luxembourg S.A. 5.00%, 03/14/18 (c) Reg S	374,000
		CSN Resources S.A.
	1,000,000	6.50%, 07/21/20 † Reg S	1,027,500
	850,000	6.50%, 07/21/20 144A	873,375
		Evraz Group S.A.
	250,000	6.75%, 04/27/18 Reg S	251,250
	1,050,000	7.40%, 04/24/17 † Reg S	1,089,375
	1,575,000	7.40%, 04/24/17 144A	1,634,062
	200,000	8.25%, 11/10/15 144A	215,760
	600,000	Far East Capital Ltd. S.A. 8.00%, 05/02/16 (c) 144A	544,500
	200,000	Home Credit & Finance Bank 9.38%, 04/24/18 (c) 144A	206,000
		MHP S.A.
	700,000	8.25%, 04/02/20 144A	603,750
	100,000	10.25%, 04/29/15 Reg S	101,500
	275,000	10.25%, 04/29/15 144A	279,125
	1,000,000	Minerva Luxembourg S.A. 7.75%, 01/31/18 (c) 144A	972,500
	1,000,000	MOL Group Finance S.A. 6.25%, 09/26/19 Reg S	1,030,000
		Offshore Drilling Holding S.A.
	800,000	8.38%, 09/20/17 (c) Reg S	854,000
	400,000	8.38%, 09/20/17 (c) † 144A	427,000
	200,000	OJSC Promsvyazbank 8.50%, 04/25/17 Reg S	216,500
	600,000	Promsvyazbank OJSC 8.50%, 04/25/17 144A	649,500
		Russian Agricultural Bank OJSC
	600,000	6.00%, 06/03/16 (c) 144A	613,500
	300,000	6.00%, 06/03/16 (c) Reg S	306,750
	500,000	Russian Standard Bank 9.25%, 07/11/15 (p) Reg S	527,500
		Severstal OAO
	1,650,000	5.90%, 10/17/22 144A	1,614,937
	100,000	6.70%, 10/25/17 Reg S	107,750
	1,000,000	6.70%, 10/25/17 144A	1,077,500

See Notes to Financial Statements

22

Principal Amount			Value

Luxembourg: (continued)
USD	750,000	TMK OAO 7.75%, 01/27/18 Reg S	$789,375
	2,100,000	Vimpel Communications OJSC 8.25%, 05/23/16 144A	2,338,875
	300,000	Vimpel Communications OJSC 8.25%, 05/23/16 Reg S	334,125
	1,600,000	Yapi ve Kredi Bankasi 5.19%, 10/13/15 Reg S	1,639,200
			23,981,659
Mexico: 4.2%
		Axtel S.A.B de C.V.
MXN	171,000	7.00%, 01/31/16 (c) # 144A (s)	22,325
USD	480,000	7.00%, 01/31/16 (c) 144A (s)	456,000
		BBVA Bancomer S.A.
	450,000	6.01%, 05/17/17 (c) Reg S	461,250
	150,000	6.01%, 05/17/17 (c) 144A	153,750
	1,300,000	7.25%, 04/22/20 Reg S	1,430,000
	200,000	7.25%, 04/22/20 144A	220,000
		Cemex S.A.B. de C.V.
	925,000	6.50%, 12/10/17 (c) 144A	941,187
	150,000	9.00%, 01/11/15 (c) Reg S	163,875
	1,500,000	9.00%, 01/11/15 (c) 144A	1,638,750
	200,000	9.50%, 06/15/16 (c) 144A	228,500
	500,000	Controladora Mabe S.A. de C.V. 7.88%, 10/28/19 Reg S	547,500
	925,000	Desarrolladora Homex S.A.B. de C.V. 9.75%, 03/25/16 (c) 144A ♦	161,875
	1,300,000	Empresas ICA S.A.B. de C.V. 8.90%, 02/04/16 (c) Reg S	1,274,000
	900,000	Grupo Elektra S.A. de C.V. 7.25%, 08/06/15 (c) Reg S	920,250
	400,000	Grupo KUO S.A.B. de C.V. 6.25%, 12/04/17 (c) 144A	407,000
	150,000	Grupo Papelero Scribe S.A. de C.V. 8.88%, 04/07/15 (c) 144A	147,375
	700,000	Tenedora Nemak S.A. 5.50%, 02/28/18 (c) 144A	696,500
	500,000	TV Azteca S.A.B. de C.V. 7.63%, 09/18/17 (c) Reg S	494,800
	200,000	Urbi Desarrollos Urbanos S.A.B. de C.V. 9.50%, 01/21/15 (c) Reg S ♦	34,000
			10,398,937
Netherlands: 5.5%
		Access Finance B.V.
	200,000	7.25%, 07/25/17 Reg S	201,000
	200,000	7.25%, 07/25/17 144A	201,000
		Bharti Airtel International Netherlands B.V.
	200,000	5.13%, 03/11/23 Reg S	189,500
	1,600,000	5.13%, 03/11/23 144A	1,516,000
	400,000	FBN Finance Co. B.V. 8.25%, 08/07/18 (c) 144A	411,800
		GTB Finance B.V.
	450,000	7.50%, 05/19/16 † Reg S	478,125
	400,000	7.50%, 05/19/16 144A	426,000
	1,050,000	Indo Energy Finance II B.V. 6.38%, 01/24/18 (c) 144A	926,625
	100,000	Indosat Palapa Co. B.V. 7.38%, 07/29/15 (c) 144A	108,000
	650,000	Intergas Finance B.V. 6.38%, 05/14/17 Reg S	716,625
Principal Amount			Value

Netherlands: (continued)
USD	500,000	Listrindo Capital B.V. 6.95%, 02/21/16 (c) † Reg S	$525,000
		Majapahit Holding B.V.
	175,000	7.75%, 01/20/20 Reg S	201,688
	1,350,000	7.75%, 01/20/20 144A	1,555,875
	300,000	8.00%, 08/07/19 144A	349,125
	2,800,000	8.00%, 08/07/19 Reg S	3,258,500
		Metinvest B.V.
	300,000	8.75%, 02/14/18 † Reg S	272,250
	1,175,000	8.75%, 02/14/18 144A	1,066,312
	200,000	10.25%, 05/20/15 144A	200,500
	700,000	VimpelCom Holdings B.V. 7.50%, 03/01/22 Reg S	752,500
		WPE International Cooperatief UA
	300,000	10.38%, 09/30/15 (c) Reg S	213,000
	200,000	10.38%, 09/30/15 (c) 144A	142,000
			13,711,425
Panama: 0.2%
	600,000	AES El Salvador Trust II 6.75%, 03/28/18 (c) 144A	574,500
Paraguay: 0.2%
	600,000	Telefonica Celular del Paraguay S.A. 6.75%, 12/13/17 (c) 144A	607,500
Peru: 0.3%
	400,000	Corp Azucarera del Peru S.A. 6.38%, 08/02/17 (c) † Reg S	392,000
	400,000	Corp Lindley S.A. 4.63%, 04/12/23 144A	383,000
			775,000
Philippines: 0.9%
	700,000	BDO Unibank, Inc. 4.50%, 02/16/17 † Reg S	726,250
	300,000	Development Bank of the Philippines 5.50%, 03/25/21 Reg S	316,500
	900,000	Power Sector Assets & Liabilities Management Corp. 7.25%, 05/27/19 Reg S	1,092,375
			2,135,125
Russia: 0.3%
	400,000	Mriya Agro Holding Plc 9.45%, 04/19/18 Reg S	347,000
	400,000	UKRLANDFARMING Plc 10.88%, 03/26/18 Reg S	364,000
			711,000
Singapore: 2.2%
	350,000	Bakrie Telecom Pte. Ltd. 11.50%, 12/05/13 (c) Reg S	100,625
		Berau Capital Resources Pte Ltd.
	200,000	12.50%, 12/05/13 (c) Reg S	212,000
	650,000	12.50%, 12/06/13 (c) 144A	689,000
		Bumi Investment Pte Ltd.
	700,000	10.75%, 10/06/14 (c) 144A	432,250
	300,000	10.75%, 10/06/14 (c) Reg S	185,250
	1,350,000	Flextronics International Ltd. 5.00%, 02/15/23	1,353,375
	1,318,000	STATS ChipPAC Ltd. 4.50%, 03/20/16 (c) 144A	1,319,713
	400,000	Theta Capital Pte Ltd. 6.13%, 11/14/16 (c) Reg S	387,798

See Notes to Financial Statements

23

EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

Singapore: (continued)
		Yanlord Land Group Ltd.
USD	500,000	10.63%, 03/29/15 (c) † Reg S	$551,250
	200,000	10.63%, 03/29/15 (c) 144A	220,500
			5,451,761
South Korea: 0.6%
		Woori Bank Co. Ltd.
	350,000	6.21%, 05/02/17 (c) † Reg S	369,250
	950,000	6.21%, 05/02/17 (c) 144A	1,002,250
			1,371,500
Spain: 1.4%
		Cemex Espana Luxembourg
	400,000	9.25%, 05/12/15 (c) Reg S	438,000
	150,000	9.88%, 04/30/16 (c) Reg S	170,250
	2,600,000	9.88%, 04/30/16 (c) 144A	2,951,000
			3,559,250
Sri Lanka: 0.7%
		Bank of Ceylon
	600,000	5.33%, 04/16/18 † Reg S	582,000
	750,000	6.88%, 05/03/17 Reg S	771,562
	400,000	National Savings Bank 8.88%, 09/18/18 144A	425,000
			1,778,562
Sweden: 0.3%
	700,000	Eileme 2 A.B. 11.63%, 01/31/16 (c) Reg S	824,250
Turkey: 1.9%
	400,000	Arcelik A.S. 5.00%, 04/03/23 144A	364,500
		FinansBank A.S.
	800,000	5.15%, 11/01/17 Reg S	800,000
	200,000	5.15%, 11/01/17 144A	200,000
	800,000	Tupras Turkiye Petrol Rafinerileri A.S. 4.13%, 05/02/18 144A	770,000
		Turkiye Is Bankasi S.A.
	500,000	6.00%, 10/24/22 † Reg S	482,500
	600,000	6.00%, 10/24/22 144A	579,000
	1,000,000	Turkiye Vakiflar Bankasi 6.00%, 11/01/22 Reg S	943,750
	400,000	Turkiye Vakiflar Bankasi Tao 6.00%, 11/01/22 144A	377,500
	200,000	Yapi ve Kredi Bankasi A.S. 5.50%, 12/06/22 144A	182,250
			4,699,500
United Arab Emirates: 0.0%
	100,000	Dubai Electricity & Water Authority 8.50%, 04/22/15 Reg S	110,000
United Kingdom: 6.1%
		AngloGold Ashanti Holdings Plc
	1,075,000	5.13%, 08/01/22 †	957,161
	500,000	5.38%, 04/15/20 †	479,732
	100,000	6.50%, 04/15/40	82,649
	1,550,000	8.50%, 07/30/16 (c) †	1,666,250
	325,000	Atlantic Finance Ltd. 10.75%, 05/27/14 Reg S (s)	342,063
		DTEK Finance Plc
	300,000	7.88%, 04/04/18 Reg S	270,750
	400,000	7.88%, 04/04/18 144A	361,000
	400,000	Ferrexpo Finance Plc 7.88%, 04/07/16 Reg S	387,500
Principal Amount			Value

United Kingdom: (continued)
USD	400,000	Ferrexpo UK Ltd. 7.88%, 04/07/16 144A	$387,500
	1,700,000	Oschadbank 8.25%, 03/10/16 Reg S	1,470,500
	400,000	Polyus Gold International Ltd. 5.63%, 04/29/20 144A	400,000
	500,000	Ukraine Railways via Shortline Plc 9.50%, 05/21/18 144A	430,000
	1,800,000	Ukreximbank 8.38%, 04/27/15 Reg S	1,662,750
		Vedanta Resources Plc
	200,000	6.00%, 01/31/19 144A	194,000
	1,800,000	6.00%, 01/31/19 Reg S	1,746,000
	600,000	6.75%, 06/07/16 144A	628,500
	1,675,000	8.25%, 06/07/21 † 144A	1,732,578
	1,350,000	9.50%, 07/18/18 144A	1,506,870
	400,000	West China Cement Ltd. 7.50%, 01/25/14 (c) 144A	407,000
			15,112,803
United States: 2.5%
		Cemex Finance, LLC
	2,000,000	9.38%, 10/12/17 (c) Reg S	2,255,000
	1,800,000	9.38%, 10/12/17 (c) 144A	2,029,500
	1,750,000	JBS USA LLC 7.25%, 06/01/15 (c) 144A	1,806,875
			6,091,375
Venezuela: 7.1%
	700,000	CA La Electricidad de Caracas 8.50%, 04/10/18	553,000
		Petroleos de Venezuela S.A.
	650,000	4.90%, 10/28/14	612,625
	3,950,000	5.00%, 10/28/15	3,446,375
	3,650,000	5.25%, 04/12/17 Reg S	2,947,375
	3,150,000	5.38%, 04/12/27 Reg S	1,953,000
	1,150,000	5.50%, 04/12/37 Reg S	681,375
	1,150,000	8.50%, 11/02/17 Reg S	1,035,000
	2,615,000	8.50%, 11/02/17 144A	2,353,500
	1,250,000	9.00%, 11/17/21 † Reg S	1,031,250
	1,050,000	9.00%, 11/17/21 144A	866,250
	1,755,000	12.75%, 02/17/22 † 144A	1,741,837
	400,000	12.75%, 02/17/22 Reg S	397,000
			17,618,587
Total Corporate Bonds (Cost: $237,518,737)			230,691,355
GOVERNMENT OBLIGATIONS: 4.3%
Argentina: 2.1%
		City of Buenos Aires, Argentina
	375,000	12.50%, 04/06/15 Reg S	397,500
	800,000	12.50%, 04/06/15 144A	848,000
		Provincia de Buenos Aires, Argentina
	100,000	9.38%, 09/14/18 Reg S	89,500
	625,000	9.38%, 09/14/18 144A	559,375
	225,000	10.88%, 01/26/21 Reg S	209,813
	490,000	10.88%, 01/26/21 144A	456,925
	1,975,000	11.75%, 10/05/15 Reg S	1,965,125
		Provincia de Cordoba
	500,000	12.38%, 08/17/17 Reg S	470,000
	250,000	12.38%, 08/17/17 144A	235,000
			5,231,238

See Notes to Financial Statements

24

Principal Amount			Value

Hungary: 0.2%
USD	600,000	Magyar Export-Import Bank Zrt 5.50%, 02/12/18 Reg S	$618,000
Mongolia: 0.4%
	1,000,000	Development Bank of Mongolia, LLC 5.75%, 03/21/17 Reg S	975,000
Turkey: 0.8%
		Export Credit Bank of Turkey
	450,000	5.88%, 04/24/19 Reg S	472,950
	1,375,000	5.88%, 04/24/19 144A	1,445,125
			1,918,075
Ukraine: 0.8%
		Financing of Infrastrucural Projects State Enterprise
	100,000	7.40%, 04/20/18 Reg S	85,250
	200,000	7.40%, 04/20/18 144A	170,981
	1,900,000	8.38%, 11/03/17 144A	1,681,500
			1,937,731
Total Government Obligations (Cost: $10,471,619)			10,680,044

Number of Shares
MONEY MARKET FUND: 1.1%
(Cost: $2,619,504)
	2,619,504	Dreyfus Government Cash Management Fund	2,619,504
Total Investments Before Collateral for Securities Loaned: 98.6% (Cost: $250,609,860)			243,990,903

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 13.2%
Repurchase Agreements: 13.2%
USD	7,756,672	Repurchase agreement dated 10/31/13 with Citigroup Global Markets Inc., 0.110%, due 11/01/13, proceeds $7,756,696; (collateralized by various U.S. government and agency obligations, 1.625% to 7.00%, due 01/01/14 to 10/01/43, valued at $7,911,806 including accrued interest)	7,756,672
	7,756,672	Repurchase agreement dated 10/31/13 with Deutsche Bank Securities Inc., 0.120%, due 11/01/13, proceeds $7,756,698; (collateralized by various U.S. government and agency obligations, 2.00% to 7.00%, due 07/01/25 to 11/01/47, valued at $7,911,805 including accrued interest)	7,756,672
Principal Amount			Value

Repurchase Agreements: (continued)
USD	7,756,672	Repurchase agreement dated 10/31/13 with HSBC Securities USA Inc., 0.090%, due 11/01/13, proceeds $7,756,691; (collateralized by various U.S. government and agency obligations, 0.070% to 8.125%, due 04/02/14 to 11/15/19, valued at $7,911,846 including accrued interest)	$7,756,672
	7,756,672	Repurchase agreement dated 10/31/13 with Mizuho Securities USA Inc., 0.110%, due 11/01/13, proceeds $7,756,696; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 11/15/13 to 04/01/43, valued at $7,911,818 including accrued interest)	7,756,672
	1,632,936	Repurchase agreement dated 10/31/13 with RBS Securities Inc., 0.090%, due 11/01/13, proceeds $1,632,940; (collateralized by various U.S. government and agency obligations, 0.125% to 3.875%, due 04/15/14 to 02/15/43, valued at $1,665,595 including accrued interest)	1,632,936
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $32,659,624)			32,659,624
Total Investments: 111.8% (Cost: $283,269,484)			276,650,527
Liabilities in excess of other assets: (11.8)%			(29,167,333)
NET ASSETS: 100.0%			$247,483,194

See Notes to Financial Statements

25

EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

MXN	Mexican Peso
USD	United States Dollar
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period.
†	Security fully or partially on loan. Total market value of securities on loan is $31,817,924.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $22,325 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $108,358,445, or 43.8% of net assets.
♦	Security in default

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	13.4%	$32,773,504
Communications	9.2	22,373,875
Consumer, Cyclical	3.4	8,252,551
Consumer, Non-cyclical	4.2	10,317,625
Diversified	0.4	1,103,500
Energy	14.4	35,062,946
Financial	30.1	73,438,055
Government	4.4	10,680,044
Industrial	10.0	24,290,274
Technology	0.5	1,319,713
Utilities	8.9	21,759,312
Money Market Fund	1.1	2,619,504
	100.0%	$243,990,903

The summary of inputs used to value the Fund’s investments as of October 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$–	$230,691,355	$–	$230,691,355
Government Obligations*	–	10,680,044	–	10,680,044
Money Market Fund	2,619,504	–	–	2,619,504
Repurchase Agreements	–	32,659,624	–	32,659,624
Total	$2,619,504	$274,031,023	$–	$276,650,527

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

26

EMERGING MARKETS LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2013 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 11.5%
Brazil: 3.6%
BRL	36,474,000	Banco do Brasil S.A.
		9.75%, 07/18/17 † Reg S	$15,912,825
	7,992,000	Banco Safra Cayman Islands Ltd.
		10.88%, 04/03/17 Reg S	3,513,698
	30,225,000	Banco Safra S.A.
		10.25%, 08/08/16 Reg S	12,982,605
	9,470,000	Cia Energetica de Sao Paulo (TIPS)
		13.94%, 01/15/15 Reg S	6,327,230
	2,000,000	Concessionaria Ecovias dos Imigrantes S.A. (TIPS)
		4.36%, 04/15/24	878,931
			39,615,289
Germany: 0.5%
MXN	70,670,000	Landwirtschaftliche Rentenbank
		8.50%, 02/22/16	6,031,761
Ireland: 3.0%
RUB	1,063,200,000	RusHydro JSC
		7.88%, 10/28/15 Reg S	33,062,049
Netherlands: 0.3%
		Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
MXN	24,360,000	6.69%, 10/05/15 ^	1,751,960
	14,730,000	9.20%, 09/28/15	1,250,660
			3,002,620
Russia: 0.3%
RUB	105,260,000	Federal Hydrogenerating Co. JSC
		8.00%, 04/18/16 (p)	3,309,585
South Africa: 3.8%
		Eskom Holdings Ltd.
ZAR	5,350,000	7.85%, 04/02/26	504,792
	57,330,000	8.91%, 08/18/27 ^	1,564,249
	224,000,000	9.25%, 04/20/18	24,403,273
		Transnet Ltd.
	21,000,000	9.50%, 08/19/25	2,169,753
	4,500,000	10.50%, 09/17/20	500,544
	105,900,000	10.80%, 11/06/23	12,099,389
	5,000,000	13.50%, 04/18/28	620,958
			41,862,958
Total Corporate Bonds
(Cost: $151,112,292)			126,884,262
GOVERNMENT OBLIGATIONS: 84.8%
Brazil: 5.9%
		Brazilian Government International Bonds
BRL	2,590,000	8.50%, 01/05/24	1,068,804
	4,560,000	10.25%, 01/10/28	2,066,341
	2,860,000	12.50%, 01/05/22	1,492,163
		Letra do Tesouro Nacional
	5,100,000	2.46%, 04/01/14 ^	2,206,101
	7,760,000	3.05%, 01/01/14 ^	3,437,408
	24,200,000	7.35%, 01/01/15 ^	9,674,155
	28,300,000	7.65%, 01/01/16 ^	10,126,050
	20,200,000	7.84%, 04/01/15 ^	7,861,297
	7,900,000	8.25%, 07/01/16 ^	2,673,734
Principal Amount			Value

Brazil: (continued)
		Nota do Tesouro Nacional, Series F
BRL	13,300,000	10.00%, 01/01/14	$5,989,933
	7,600,000	10.00%, 01/01/15	3,402,231
	14,400,000	10.00%, 01/01/17	6,253,734
	3,100,000	10.00%, 01/01/18	1,330,891
	12,600,000	10.00%, 01/01/21	5,271,934
	5,700,000	10.00%, 01/01/23	2,342,144
			65,196,920
Chile: 2.8%
CLP	15,570,000,000	Chilean Government International Bond
		5.50%, 08/05/20	31,246,436
Colombia: 3.2%
		Colombian Government International Bonds
COP	6,419,000,000	4.38%, 12/21/22 (c)	3,103,883
	18,144,000,000	7.75%, 04/14/21	11,051,549
	25,935,000,000	12.00%, 10/22/15	15,650,922
	7,116,000,000	Republic of Colombia
		9.85%, 06/28/27	5,062,163
			34,868,517
Hungary: 4.5%
		Hungarian Government Bonds
HUF	152,250,000	5.50%, 02/12/14	705,825
	1,017,570,000	6.00%, 11/24/23	4,897,919
	939,370,000	6.50%, 06/24/19	4,677,619
	481,630,000	6.75%, 08/22/14	2,278,336
	1,687,820,000	6.75%, 02/24/17 †	8,361,390
	1,427,890,000	6.75%, 11/24/17	7,145,611
	1,609,250,000	7.00%, 06/24/22	8,212,566
	310,020,000	7.50%, 11/12/20	1,630,833
	1,052,550,000	7.75%, 08/24/15	5,177,163
	1,417,710,000	8.00%, 02/12/15	6,900,025
			49,987,287
Indonesia: 5.9%
		Indonesian Treasury Bonds
IDR	3,000,000,000	6.38%, 04/15/42	219,444
	33,000,000	6.63%, 05/15/33	2,508
	3,054,000,000	7.00%, 05/15/27	253,411
	4,589,000,000	8.25%, 07/15/21	425,969
	9,956,000,000	8.25%, 06/15/32	897,991
	4,822,000,000	8.38%, 09/15/26	448,701
	21,241,000,000	9.50%, 06/15/15	1,981,512
	25,488,000,000	9.50%, 07/15/23	2,551,990
	34,711,000,000	9.50%, 07/15/31	3,491,146
	6,552,000,000	9.50%, 05/15/41	669,708
	23,692,000,000	9.75%, 05/15/37	2,446,330
	6,104,000,000	10.00%, 07/15/17	593,146
	22,063,000,000	10.00%, 09/15/24	2,284,918
	46,844,000,000	10.00%, 02/15/28	4,860,805
	42,728,000,000	10.25%, 07/15/22	4,438,572
	106,129,000,000	10.25%, 07/15/27	11,324,918
	49,242,000,000	10.50%, 08/15/30	5,361,749
	11,812,000,000	10.50%, 07/15/38	1,322,221
	17,628,000,000	10.75%, 05/15/16	1,708,900
	5,878,000,000	11.00%, 11/15/20	627,831
	93,999,000,000	11.00%, 09/15/25	10,381,792

See Notes to Financial Statements

27

EMERGING MARKETS LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

Indonesia: (continued)
IDR	30,907,000,000	11.50%, 09/15/19	$3,300,909
	38,947,000,000	11.60%, 08/15/18	4,078,422
	13,596,000,000	12.80%, 06/15/21	1,580,172
			65,253,065
Malaysia: 8.5%
		Malaysian Government Bonds
MYR	13,070,000	3.20%, 10/15/15	4,161,695
	13,450,000	3.31%, 10/31/17	4,257,741
	14,420,000	3.42%, 08/15/22	4,492,384
	11,494,000	3.43%, 08/15/14	3,657,289
	1,090,000	3.49%, 03/31/20	344,008
	13,790,000	3.58%, 09/28/18	4,406,258
	16,477,000	3.74%, 02/27/15	5,273,925
	4,067,000	3.81%, 02/15/17	1,310,028
	7,740,000	3.84%, 08/12/15	2,488,439
	7,700,000	3.89%, 03/15/27	2,439,093
	4,990,000	4.01%, 09/15/17	1,621,230
	4,510,000	4.13%, 04/15/32	1,433,937
	19,120,000	4.16%, 07/15/21	6,266,722
	3,269,000	4.23%, 06/30/31	1,071,701
	20,171,000	4.24%, 02/07/18	6,613,695
	13,332,000	4.26%, 09/15/16	4,355,986
	51,615,000	4.38%, 11/29/19	17,104,961
	26,475,000	4.39%, 04/15/26	8,741,906
	40,091,000	5.73%, 07/30/19	14,139,416
			94,180,414
Mexico: 6.1%
		Mexican Government International Bonds
MXN	81,855,000	5.00%, 06/15/17	6,374,291
	15,798,000	6.25%, 06/16/16	1,277,934
	75,000,000	6.50%, 06/10/21	6,071,958
	20,000,000	6.50%, 06/09/22	1,600,638
	7,860,000	7.25%, 12/15/16	654,565
	70,732,300	7.50%, 06/03/27	5,955,622
	15,415,600	7.75%, 12/14/17	1,315,247
	70,000,000	7.75%, 05/29/31	5,772,113
	16,950,000	7.75%, 11/13/42	1,369,361
	32,259,900	8.00%, 06/11/20	2,841,879
	1,010,000	8.00%, 12/17/15	84,017
	4,790,000	8.00%, 12/07/23	421,632
	39,171,700	8.50%, 12/13/18	3,468,685
	51,628,000	8.50%, 05/31/29	4,615,015
	65,513,900	8.50%, 11/18/38	5,723,856
	34,490,000	10.00%, 12/05/24	3,501,736
	163,690,000	10.00%, 11/20/36	16,338,627
			67,387,176
Nigeria: 3.0%
		Nigerian Government Bonds
NGN	400,000,000	4.00%, 04/23/15	2,246,348
	1,430,850,000	7.00%, 10/23/19	7,023,599
	874,370,000	10.50%, 03/18/14	5,482,873
	902,670,000	15.10%, 04/27/17	6,141,908
	35,200,000	16.00%, 06/29/19	255,000
	1,616,580,000	16.39%, 01/27/22	12,310,644
			33,460,372
Principal Amount			Value

Peru: 3.0%
		Peruvian Government Bonds
PEN	16,488,000	6.90%, 08/12/37	$6,378,847
	13,860,000	6.95%, 08/12/31	5,397,106
	30,073,000	7.84%, 08/12/20	12,639,333
	14,845,000	8.20%, 08/12/26	6,645,519
	3,620,000	8.60%, 08/12/17	1,498,542
			32,559,347
Philippines: 3.0%
		Philippine Government International Bonds
PHP	276,000,000	3.90%, 11/26/22	6,738,718
	461,500,000	4.95%, 01/15/21	11,855,242
	556,000,000	6.25%, 01/14/36	14,797,501
			33,391,461
Poland: 9.8%
		Polish Government Bonds
PLN	12,300,000	3.75%, 04/25/18	4,054,527
	1,950,000	4.00%, 10/25/23	625,499
	11,439,000	4.64%, 01/25/14 ^	3,697,413
	28,357,000	4.75%, 04/25/17	9,677,435
	29,941,000	5.00%, 04/25/16	10,208,044
	12,401,000	5.25%, 10/25/17	4,318,545
	41,002,000	5.25%, 10/25/20	14,439,572
	37,310,000	5.50%, 04/25/15	12,611,515
	22,971,000	5.50%, 10/25/19	8,184,733
	22,992,000	5.75%, 04/25/14	7,583,982
	40,910,000	5.75%, 10/25/21	14,825,354
	38,264,000	5.75%, 09/23/22	13,932,148
	12,457,000	6.25%, 10/24/15	4,311,831
			108,470,598
Romania: 2.9%
		Romanian Government Bonds
RON	33,370,000	5.75%, 01/27/16	10,695,210
	32,260,000	5.80%, 10/26/15	10,332,235
	2,000,000	5.85%, 04/26/23	656,163
	33,100,000	5.90%, 07/26/17	10,789,207
			32,472,815
Russia: 4.8%
		Russian Federal Bonds
RUB	21,861,000	6.88%, 07/15/15	690,753
	46,337,000	6.90%, 08/03/16	1,469,639
	64,688,000	7.00%, 06/03/15	2,047,607
	5,180,000	7.00%, 01/25/23	161,012
	3,000	7.10%, 03/13/14	94
	6,313,000	7.35%, 01/20/16	201,455
	227,496,000	7.40%, 06/14/17	7,301,729
	240,671,000	7.50%, 03/15/18	7,780,842
	257,304,000	7.50%, 02/27/19	8,318,583
	382,740,000	7.60%, 04/14/21	12,403,719
	268,230,000	7.60%, 07/20/22	8,667,639
	5,000,000	7.85%, 03/10/18 Reg S	162,428
	130,500,000	8.15%, 02/03/27	4,322,734
	479,000	11.20%, 12/17/14	15,784
			53,544,018

See Notes to Financial Statements

28

Principal Amount			Value

South Africa: 4.8%
		South African Government Bonds
ZAR	47,874,000	6.25%, 03/31/36	$3,593,409
	64,524,000	6.50%, 02/28/41	4,833,609
	106,646,804	6.75%, 03/31/21	10,318,429
	79,711,000	7.25%, 01/15/20	8,005,357
	7,115,000	7.50%, 01/15/14	713,946
	40,047,000	8.00%, 12/21/18	4,210,152
	1,750,000	8.25%, 09/15/17	184,985
	49,350,000	8.75%, 02/28/48	4,773,517
	110,124,000	10.50%, 12/21/26	13,229,177
	25,878,800	13.50%, 09/15/15	2,930,169
			52,792,750
Supranational: 2.9%
MXN	11,960,000	Asian Development Bank
		6.55%, 01/28/15	952,255
		European Investment Bank
	6,730,000	5.33%, 09/01/15 ^	488,212
HUF	549,600,000	6.50%, 01/05/15	2,640,279
ZAR	7,995,000	8.50%, 11/04/14	822,290
	2,890,000	9.00%, 12/21/18 Reg S	310,626
BRL	9,570,000	9.65%, 10/22/19 ^	2,421,414
MXN	168,510,000	Inter-American Development Bank
		8.00%, 01/26/16	14,308,621
BRL	300,000	International Bank for Reconstruction & Development
		9.50%, 03/02/17	135,525
MXN	117,060,000	International Finance Corp.
		6.00%, 01/28/16	9,549,045
			31,628,267
Sweden: 0.3%
MXN	44,960,000	Kommuninvest I Sverige
		7.20%, 07/07/14	3,542,326
Thailand: 5.9%
		Thailand Government Bonds
THB	68,518,000	2.80%, 10/10/17	2,170,278
	96,619,000	3.13%, 12/11/15	3,122,720
	221,236,000	3.25%, 06/16/17	7,136,459
	148,760,000	3.45%, 03/08/19	4,774,534
	51,000,000	3.58%, 12/17/27	1,545,732
	184,594,000	3.63%, 05/22/15	6,012,557
	106,145,000	3.63%, 06/16/23	3,345,997
	190,360,000	3.65%, 12/17/21	6,079,563
	111,610,000	3.85%, 12/12/25	3,527,145
	98,634,000	3.88%, 06/13/19	3,237,762
	126,794,000	4.13%, 11/18/16	4,201,703
	158,130,000	4.75%, 12/20/24	5,437,030
	8,395,000	4.88%, 06/22/29	289,432
	112,169,000	5.13%, 03/13/18	3,859,605
	171,744,000	5.25%, 05/12/14	5,593,695
	30,186,000	5.40%, 07/27/16	1,031,159
	30,977,000	5.50%, 03/13/23	1,124,143
	23,507,000	5.63%, 01/12/19	834,828
	52,214,000	5.85%, 03/31/21	1,912,344
			65,236,686
Principal Amount			Value

Turkey: 7.5%
		Turkish Government Bonds
TRY	14,000,000	6.30%, 02/14/18	$6,612,624
	4,610,000	6.50%, 01/07/15	2,291,984
	19,320,000	7.10%, 03/08/23	8,798,128
	9,775,000	7.50%, 09/24/14	4,923,686
	12,380,000	8.00%, 06/04/14	6,260,685
	12,260,000	8.50%, 09/14/22	6,120,000
	14,700,000	9.00%, 01/27/16	7,577,814
	12,440,000	9.00%, 03/08/17	6,434,644
	19,288,000	9.50%, 01/12/22	10,213,999
	12,385,000	10.00%, 06/17/15	6,437,278
	19,821,000	10.50%, 01/15/20	10,953,907
	12,595,000	11.00%, 08/06/14	6,499,646
			83,124,395
Total Government Obligations
(Cost: $1,000,557,331)			938,342,850

Number of Shares
MONEY MARKET FUND: 0.1%
(Cost: $1,007,024)
1,007,024	Dreyfus Government Cash Management Fund	1,007,024
Total Investments Before Collateral for Securities Loaned: 96.4%
(Cost: $1,152,676,647)		1,066,234,136

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.2%
Repurchase Agreements: 0.2%
USD	713,089	Repurchase agreement dated 10/31/13 with BNP Paribas Securities Corp., 0.090%, due 11/01/13, proceeds $713,091; (collateralized by various U.S. government and agency obligations, 0.125% to 3.125%, due 02/28/14 to 02/15/43, valued at $727,351 including accrued interest)	713,089
	1,000,000	Repurchase agreement dated 10/31/13 with Citigroup Global Markets Inc., 0.110%, due 11/01/13, proceeds $1,000,003; (collateralized by various U.S. government and agency obligations, 1.625% to 7.00%, due 01/01/14 to 10/01/43, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost $ 1,713,089)			1,713,089
Total Investments: 96.6%
(Cost: $1,154,389,736)			1,067,947,225
Other assets less liabilities: 3.4%			37,835,597
NET ASSETS: 100.0%			$1,105,782,822

See Notes to Financial Statements

29

EMERGING MARKETS LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $1,610,376.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
TIPS	Treasury Inflation Protected Securities

Summary of Investments by Sector Excluding
Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer, Non-cyclical	0.1%	$878,931
Financial	3.9	41,443,509
Government	88.0	938,342,850
Industrial	1.4	15,390,644
Utilities	6.5	69,171,178
Money Market Fund	0.1	1,007,024
	100.0%	$1,066,234,136

The summary of inputs used to value the Fund’s investments as of October 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$–	$126,884,262	$–	$126,884,262
Government Obligations*	–	938,342,850	–	938,342,850
Money Market Funds	1,007,024	–	–	1,007,024
Repurchase Agreements	–	1,713,089	–	1,713,089
Total	$1,007,024	$1,066,940,201	$–	$1,067,947,225

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

30

FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2013 (unaudited)

Principal Amount		Value

CORPORATE BONDS: 97.7%
Cayman Islands: 1.8%
$100,000	Mizuho Capital Investment 1 Ltd. 6.69%, 06/30/16 (c) Reg S	$108,500
60,000	Mizuho Capital Investment 2 Ltd. 14.95%, 06/30/14 (c) Reg S	65,401
100,000	Resona Preferred Global Securities Cayman Ltd. 7.19%, 07/30/15 (c) Reg S	107,500
		281,401
Finland: 2.2%
100,000	Nokia OYJ 5.38%, 05/15/19	103,625
250,000	UPM-Kymmene OYJ 7.45%, 11/26/27 144A	256,250
		359,875
France: 3.2%
200,000	Credit Agricole S.A. 6.64%, 05/31/17 (c) Reg S	196,000
300,000	Lafarge S.A. 6.20%, 07/09/15 144A	319,500
		515,500
Ireland: 0.6%
100,000	XL Group Plc 6.50%, 04/15/17 (c)	98,600
Japan: 1.2%
200,000	SoftBank Corp. 4.50%, 04/15/20 144A	198,050
Luxembourg: 9.2%
	ArcelorMittal 5.75%, 08/05/20	105,750
450,000	6.00%, 03/01/21	474,187
400,000	6.13%, 06/01/18	435,500
350,000	7.25%, 03/01/41 †	338,625
100,000	10.35%, 06/01/19	127,000
		1,481,062
Netherlands: 1.6%
250,000	EDP Finance B.V. 6.00%, 02/02/18 † Reg S	265,000
Norway: 3.3%
	Eksportfinans ASA
255,000	2.00%, 09/15/15	251,175
85,000	2.38%, 05/25/16	83,045
200,000	3.00%, 11/17/14	200,950
		535,170
United Kingdom: 10.0%
200,000	Barclays Bank Plc 7.63%, 11/21/22	206,800
200,000	Barclays Bank Plc Perpetual 6.28%, 12/15/34 (c)	190,402
200,000	Hanson Ltd. 6.13%, 08/15/16	220,500
100,000	HBOS Capital Funding No. 2 LP 6.07%, 06/30/14 (c) Reg S	100,000
125,000	HBOS Plc 6.75%, 05/21/18 144A	141,208
	Royal Bank of Scotland Group Plc
300,000	5.00%, 10/01/14	307,062
150,000	5.05%, 01/08/15	155,101
300,000	7.64%, 09/29/17 (c)	290,250
		1,611,323
Principal Amount		Value

United States: 64.6%
$300,000	ADT Corp. 3.50%, 07/15/22	$263,551
100,000	Alcatel-Lucent USA, Inc. 6.45%, 03/15/29	88,500
	Ally Financial, Inc.
100,000	6.75%, 12/01/14	105,500
100,000	8.00%, 11/01/31	118,550
100,000	Ameren Energy Generating Co. 7.95%, 06/01/32	78,750
150,000	Aviation Capital Group 6.75%, 04/06/21 144A	161,862
100,000	Best Buy Co., Inc. 5.50%, 12/15/20 (c)	101,750
	CenturyLink, Inc.
300,000	5.15%, 06/15/17	320,250
100,000	7.60%, 09/15/39	93,750
200,000	Clear Channel Communications, Inc. 4.90%, 05/15/15	192,000
200,000	Commercial Metals Co. 6.50%, 07/15/17	222,000
	Dell, Inc.
100,000	4.63%, 04/01/21 †	90,212
100,000	5.88%, 06/15/19 †	99,462
100,000	6.50%, 04/15/38	80,217
100,000	Dresdner Funding Trust I 8.15%, 06/30/29 (c) 144A	101,750
200,000	El Paso Corp. 7.75%, 01/15/32	208,592
300,000	Embarq Corp. 8.00%, 06/01/36	306,420
150,000	Fifth Third Capital Trust IV 6.50%, 04/15/17 (c)	148,688
150,000	FirstEnergy Corp. 7.38%, 11/15/31	158,538
200,000	Frontier Communications Corp. 9.00%, 08/15/31	208,000
100,000	Glen Meadow Pass-Through Trust 6.51%, 02/15/17 (c) 144A	96,500
200,000	H. J. Heinz Finance Co. 7.13%, 08/01/39 144A	209,500
100,000	Hartford Financial Services Group, Inc. 8.13%, 06/15/18 (c)	117,550
100,000	HCA, Inc. 7.50%, 11/15/95	91,000
150,000	Health Management Associates, Inc. 6.13%, 04/15/16	165,750
100,000	International Lease Finance Corp. 5.65%, 06/01/14	102,875
100,000	iStar Financial, Inc. 5.88%, 03/15/16	106,625
200,000	JC Penney Corp., Inc. 7.40%, 04/01/37 (p)	137,000
200,000	Ltd Brands, Inc. 6.90%, 07/15/17	229,500
300,000	Masco Corp. 6.13%, 10/03/16	336,000
100,000	Meccanica Holdings USA, Inc. 6.25%, 07/15/19 144A	103,842
100,000	Mirant Americas 9.13%, 05/01/31	107,500

See Notes to Financial Statements

31

FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

United States: (continued)
$100,000	New Albertsons, Inc. 8.00%, 05/01/31	$83,000
300,000	NGPL Pipeco LLC 7.12%, 12/15/17 144A	285,000
100,000	NuStar Logistics, L.P. 4.80%, 09/01/20	93,500
100,000	Nuveen Investments, Inc. 5.50%, 09/15/15	97,500
61,290	PPL Ironwood LLC 8.86%, 11/30/25	68,031
400,000	PulteGroup, Inc. 7.63%, 10/15/17	463,000
450,000	Regions Bank 6.45%, 06/26/37	476,220
100,000	Reynolds Group Issuer, Inc. 9.00%, 10/15/14 (c)	107,500
	Rockies Express Pipeline
200,000	6.85%, 07/15/18 144A	189,000
200,000	6.85%, 07/15/18 Reg S	189,000
	RR Donnelley & Sons Co.
18,000	6.13%, 01/15/17	19,755
150,000	7.63%, 06/15/20	166,500
150,000	Ryland Group, Inc. 6.63%, 05/01/20	159,375
	SLM Corp.
100,000	5.63%, 08/01/33	82,500
150,000	6.00%, 01/25/17	163,875
200,000	6.25%, 01/25/16	218,500
150,000	8.00%, 03/25/20	171,937
350,000	8.45%, 06/15/18	409,937
	Springleaf Finance Corp.
100,000	5.40%, 12/01/15	105,000
500,000	6.90%, 12/15/17	543,750
	Sprint Capital Corp.
300,000	6.88%, 11/15/28	286,500
200,000	6.90%, 05/01/19	216,500
200,000	8.75%, 03/15/32	217,500
200,000	Sprint Nextel Corp. 6.00%, 12/01/16	216,750
70,000	Toll Brothers Finance Corp. 6.75%, 11/01/19	79,275
100,000	Toys R Us, Inc. 7.38%, 10/15/18	81,000
100,000	United States Steel Corp. 7.50%, 03/15/17 (c) †	105,500
100,000	Universal Health Services, Inc. 7.13%, 06/30/16	113,000
100,000	Vulcan Materials Co. 7.00%, 06/15/18	113,500
		10,474,389
Total Corporate Bonds (Cost: $15,044,822)		15,820,370
Number of Shares		Value

MONEY MARKET FUND: 0.8% (Cost: $132,488)
132,488	Dreyfus Government Cash Management Fund	$132,488
Total Investments Before Collateral for Securities Loaned: 98.5% (Cost: $15,177,310)		15,952,858
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 5.3% (Cost: $864,140)
864,140	Bank of New York Overnight Government Fund	864,140
Total Investments: 103.8% (Cost: $16,041,450)		16,816,998
Liabilities in excess of other assets: (3.8)%		(610,600)
NET ASSETS: 100.0%		$16,206,398

See Notes to Financial Statements

32

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $843,889.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $2,062,462, or 12.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	12.9%	$2,064,812
Communications	15.3	2,447,845
Consumer, Cyclical	8.4	1,333,900
Consumer, Non-cyclical	7.1	1,136,556
Energy	6.1	965,092
Financial	35.5	5,669,251
Industrial	7.9	1,255,204
Technology	1.7	269,891
Utilities	4.3	677,819
Money Market Fund	0.8	132,488
	100.0%	$15,952,858

The summary of inputs used to value the Fund’s investments as of October 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$–	$15,820,370	$–	$15,820,370
Money Market Funds	996,628	–	–	996,628
Total	$996,628	$15,820,370	$–	$16,816,998

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

33

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2013 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 96.5%
Argentina: 0.3%
USD	93,450	Aeropuertos Argentinia 2000 10.75%, 12/22/15 (c) † Reg S	$92,983
	200,000	Inversiones y Representaciones S.A. 11.50%, 07/20/20 Reg S	212,000
	30,000	Pan American Energy, LLC/ Argentine Branch 7.88%, 05/07/21 Reg S	31,200
			336,183
Australia: 0.5%
		FMG Resources August 2006 Pty. Ltd.
USD	90,000	6.00%, 04/01/15 (c) 144A	94,500
	105,000	6.88%, 02/01/14 (c) † 144A	111,694
	90,000	6.88%, 04/01/17 (c) † 144A	96,075
	10,000	7.00%, 12/06/13 (c) 144A	10,394
	180,000	8.25%, 11/01/15 (c) † 144A	200,700
			513,363
Austria: 1.1%
USD	400,000	OAS Investments GmbH 8.25%, 10/19/16 (c) † Reg S	397,000
	400,000	Sappi Papier Holding GmbH 7.75%, 04/15/17 (c) 144A	426,000
EUR	200,000	Wienerberger A.G. 6.50%, 02/09/17 (c)	259,692
			1,082,692
Azerbaijan: 0.4%
USD	400,000	Azerbaijan State Oil Company 4.75%, 03/13/23 † Reg S	386,146
Belgium: 0.2%
USD	200,000	KBC Bank N.V. 8.00%, 01/25/18 (c) Reg S	215,870
Bermuda: 1.6%
USD	500,000	BW Group Ltd. 6.63%, 06/28/17 Reg S	518,750
EUR	100,000	Central European Media Enterprises Ltd. 11.63%, 12/05/13 (c) Reg S	127,453
USD	195,000	China Oriental Group Company Ltd. 7.00%, 11/17/14 (c) † Reg S	194,503
		Digicel Group Ltd.
	200,000	10.50%, 04/15/14 (c) Reg S	217,000
	120,000	10.50%, 04/15/14 (c) 144A	130,200
	200,000	Inkia Energy Ltd. 8.38%, 04/04/16 (c) 144A	214,000
	200,000	Pacnet Ltd. 9.25%, 12/05/13 (c) Reg S	203,250
			1,605,156
Brazil: 1.5%
USD	225,000	Banco BMG S.A. 9.95%, 11/05/19 † Reg S	228,937
	300,000	Banco BTG Pactual S.A. 5.75%, 09/28/22 † Reg S	278,100
	300,000	Banco Do Brasil S.A. 6.25%, 04/15/24 (c) Reg S	252,750
Principal Amount			Value

Brazil: (continued)
USD	300,000	Banco do Estado do Rio Grande do Sul S.A. 7.38%, 02/02/22 Reg S	$311,250
	200,000	BR Malls International Finance Ltd. 8.50%, 01/21/16 (c) Reg S	202,324
	150,000	Cent Elet Brasileiras S.A. 6.88%, 07/30/19 † 144A	164,625
			1,437,986
British Virgin Islands: 2.2%
USD	273,000	Arcos Dorados Holdings, Inc. 6.63%, 09/27/23 144A	279,361
	500,000	Franshion Development Ltd. 6.75%, 04/15/21 Reg S	508,750
	400,000	Road King 2012 Ltd. 9.88%, 09/18/15 (c) † Reg S	441,500
	200,000	Sparkle Assets Ltd. 6.88%, 01/30/17 (c) Reg S	191,577
	650,000	Studio City Finance Ltd. 8.50%, 12/01/15 (c) † 144A	721,500
			2,142,688
Canada: 3.8%
		Bombardier, Inc.
USD	400,000	5.75%, 03/15/22 144A	403,000
EUR	100,000	6.13%, 05/15/21 Reg S	150,431
USD	120,000	6.13%, 01/15/23 144A	122,100
EUR	100,000	7.25%, 12/05/13 (c) Reg S	140,205
CAD	164,000	7.35%, 12/22/26 144A	167,483
		Cascades, Inc.
USD	105,000	7.75%, 12/15/13 (c)	109,856
	82,000	7.88%, 01/15/15 (c) †	88,150
CAD	400,000	Corus Entertainment, Inc. 4.25%, 02/11/20 Reg S	366,304
	250,000	Great Canadian Gaming Corp. 6.63%, 07/25/17 (c) 144A	248,118
USD	120,000	Inmet Mining Corp. 8.75%, 06/01/16 (c) 144A	133,200
	150,000	MEG Energy Corp. 6.38%, 07/30/17 (c) 144A	151,688
		Pacific Rubiales Energy Corp.
	120,000	5.13%, 03/28/18 (c) 144A	115,500
	200,000	7.25%, 12/12/16 (c) Reg S	221,000
CAD	200,000	Paramount Resources Ltd. 8.25%, 12/13/13 (c)	197,775
USD	6,000	PetroBakken Energy Ltd. 8.63%, 02/01/16 (c) 144A	6,045
	150,000	Precision Drilling Corp. 6.50%, 12/15/16 (c)	160,500
		Quebecor Media, Inc.
	60,000	5.75%, 01/15/23	58,350
CAD	120,000	6.63%, 01/15/23 144A	114,782
USD	200,000	Telesat Canada 6.00%, 05/15/14 (c) 144A	209,750
	600,000	Tervita Corp. 9.75%, 11/01/15 (c) 144A	591,000
CAD	10,000	Videotron Ltee 7.13%, 01/15/15 (c)	10,380
			3,765,617

See Notes to Financial Statements

34

Principal Amount			Value

Cayman Islands: 7.7%
USD	80,000	Agile Property Holdings Ltd. 8.88%, 04/28/14 (c) Reg S	$84,600
	200,000	Central China Real Estate 8.00%, 01/28/17 (c) Reg S	199,490
		Country Garden Holdings Co. Ltd.
	65,000	11.13%, 02/23/15 (c) Reg S	72,878
	400,000	11.13%, 02/23/15 (c) 144A	448,480
GBP	200,000	Dubai Holding Commercial Operations MTN Ltd. 6.00%, 02/01/17	332,566
USD	300,000	Emaar Sukuk Ltd. 6.40%, 07/18/19 † Reg S	329,625
	20,000	Evergrande Real Estate Group Ltd. 13.00%, 01/27/15 Reg S	21,550
	200,000	General Shopping Finance 10.00%, 11/09/15 (c) Reg S	183,500
	200,000	Industrial Senior Trust 5.50%, 11/01/22 Reg S	186,000
	250,000	JBS Finance II Ltd. 8.25%, 01/29/15 (c) Reg S	264,375
		Kaisa Group Holdings Ltd.
	300,000	8.88%, 03/19/16 (c) Reg S	307,500
	200,000	8.88%, 03/19/16 (c) 144A	205,000
	250,000	KWG Property Holding Ltd. 12.75%, 03/30/14 (c) † Reg S	274,375
	300,000	Longfor Properties 6.88%, 10/18/16 (c) Reg S	306,000
	200,000	MCE Finance Ltd. 5.00%, 02/15/16 (c) 144A	198,500
	250,000	MIE Holdings Corp. 9.75%, 05/12/14 (c) Reg S	265,000
	90,000	Mizuho Capital Investment 1 Ltd. 6.69%, 06/30/16 (c) Reg S	97,650
	200,000	Mongolian Mining Corp. 8.88%, 03/29/15 (c) † Reg S	164,500
	350,000	Resona Preferred Global Securities Cayman Ltd. 7.19%, 07/30/15 (c) Reg S	376,250
	600,000	Sable International Finance Ltd. 8.75%, 02/01/16 (c) Reg S	681,000
	400,000	Shimao Property Holdings Ltd. 11.00%, 03/08/15 (c) Reg S	451,000
	500,000	SOHO China Ltd. 7.13%, 11/07/17 (c) † Reg S	487,500
	400,000	TAM Capital 3, Inc. 8.38%, 06/03/16 (c) 144A	416,000
EUR	100,000	UPCB Finance II Ltd. 6.38%, 07/01/15 (c) Reg S	145,494
USD	300,000	UPCB Finance III Ltd. 6.63%, 07/01/15 (c) 144A	321,750
	50,000	UPCB Finance V Ltd. 7.25%, 11/15/16 (c) 144A	55,125
	300,000	Virgolino de Oliveira Finance Ltd. 11.75%, 02/09/17 (c) Reg S	243,000
EUR	272,000	Viridian Group FundCo II Ltd. 11.13%, 04/01/15 (c) Reg S	409,073
			7,527,781
Principal Amount			Value

Chile: 0.1%
USD	132,034	Inversiones Alsacia S.A. 8.00%, 02/18/15 (c) 144A	$97,705
China / Hong Kong: 0.4%
USD	360,000	Citic Pacific Ltd. 6.88%, 01/21/18 Reg S	378,000
Colombia: 1.1%
USD	250,000	Banco Davivienda S.A. 5.88%, 07/09/22 Reg S	247,625
	30,000	Banco GNB Sudameris S.A. 7.50%, 07/30/22 Reg S	31,455
		Bancolombia S.A.
	400,000	5.13%, 09/11/22	384,000
	200,000	6.13%, 07/26/20	212,000
	200,000	Colombia Telecomunicaciones S.A., E.S.P. 5.38%, 09/27/17 (c) Reg S	188,000
			1,063,080
Costa Rica: 0.3%
USD	300,000	Instituto Costarricense de Electricidad 6.95%, 11/10/21 Reg S	318,300
Croatia: 0.2%
USD	200,000	Hrvatska Elektroprivreda 6.00%, 11/09/17 Reg S	206,750
Denmark: 0.7%
GBP	141,000	Danske Bank A/S 5.68%, 02/15/17 (c)	229,947
EUR	50,000	ISS Global A/S 4.50%, 12/08/14	70,184
	225,000	Nykredit Realkredit A/S 9.00%, 04/01/15 (c)	329,976
USD	20,000	Welltec A/S 8.00%, 02/01/15 (c) 144A	21,550
			651,657
Dominican Republic: 0.2%
USD	200,000	Aeropuertos Dominicanos Siglo XXI S.A. 9.25%, 11/13/15 (c) Reg S	199,000
Finland: 1.0%
USD	9,000	Nokia OYJ 5.38%, 05/15/19	9,326
	150,000	Stora Enso OYJ 6.40%, 04/15/16 144A	162,750
	800,000	UPM-Kymmene OYJ 7.45%, 11/26/27 144A	820,000
			992,076
France: 5.5%
EUR	100,000	Banque PSA Finance S.A. 3.88%, 01/14/15 Reg S	139,043
	225,000	BPCE S.A. 4.63%, 07/30/15 (c) †	310,690
USD	300,000	Cie Generale de Geophysique - Veritas 6.50%, 06/01/16 (c)	313,500
		Credit Agricole S.A.
EUR	300,000	4.13%, 11/09/15 (c) Reg S	408,861
USD	200,000	9.75%, 12/26/14 (c) Reg S	213,336

See Notes to Financial Statements

35

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

France: (continued)
EUR	450,000	Europcar Groupe S.A. 11.50%, 05/15/17 Reg S	$715,776
	167,000	Italcementi Finance S.A. 6.63%, 03/19/20 † Reg S (s)	246,359
		Lafarge S.A.
USD	200,000	6.50%, 07/15/16	221,000
EUR	35,000	6.63%, 11/29/18	54,077
	311,000	8.88%, 11/24/16	502,186
	311,000	Peugeot S.A. 7.38%, 03/06/18 Reg S	465,183
		Renault S.A.
	45,000	4.63%, 05/25/16 Reg S	65,346
	467,000	6.00%, 10/13/14 †	662,969
USD	300,000	Rexel S.A. 6.13%, 12/15/15 (c) 144A	316,500
	450,000	Societe Generale S.A. 8.75%, 04/07/15 (c) Reg S	480,195
EUR	200,000	Wendel S.A. 4.38%, 08/09/17	289,595
			5,404,616
Germany: 4.6%
		Commerzbank A.G.
EUR	347,000	6.38%, 03/22/19 †	508,132
	700,000	7.75%, 03/16/21	1,053,952
	334,000	Deutsche Lufthansa A.G. 6.50%, 07/07/16	518,202
	50,000	Franz Haniel & Cie. GmbH 6.25%, 02/08/18	78,703
	292,000	Kabel Deutschland GmbH 6.50%, 06/30/14 (c) Reg S	424,274
	150,000	KM Germany Holdings GmbH 8.75%, 12/15/15 (c) 144A	227,376
	300,000	Techem Gmbh 6.13%, 10/01/15 (c) Reg S	442,517
		ThyssenKrupp A.G.
	42,000	4.38%, 02/28/17	60,451
	167,000	9.25%, 06/18/14	237,729
	300,000	Trionista HoldCo GmbH 5.00%, 04/30/16 (c) Reg S	414,477
	334,000	Unitymedia KabelBW GmbH 9.50%, 03/15/16 (c) Reg S	523,319
			4,489,132
Hungary: 0.1%
EUR	100,000	OTP Bank Plc 5.27%, 09/19/16 †	139,349
India: 0.0%
USD	10,000	ICICI Bank Ltd. 6.38%, 04/30/17 (c) Reg S	9,600
Indonesia: 0.6%
USD	500,000	Gajah Tunggal Tbk PT 7.75%, 02/06/16 (c) † 144A	498,750
	120,000	PT Adaro Indonesia 7.63%, 10/22/14 (c) 144A	127,350
			626,100
Ireland: 3.7%
EUR	50,000	Allied Irish Banks Plc 5.63%, 11/12/14 Reg S	70,439
	630,000	Ardagh Glass Finance Plc 8.75%, 02/01/15 (c) Reg S	894,855
Principal Amount			Value

Ireland: (continued)
USD	200,000	Credit Bank of Moscow 7.70%, 02/01/18 † Reg S	$209,000
	100,000	Gazprombank OJSC 7.25%, 05/03/19 Reg S	106,810
EUR	200,000	Governor & Co. of the Bank of Ireland 2.75%, 06/05/16	273,110
USD	160,000	Metalloinvest Finance Ltd. 5.63%, 04/17/20 144A	160,000
	400,000	MTS International Funding Ltd. 5.00%, 05/30/23 Reg S	386,000
	500,000	Nomos Bank Via Nomos Capital Plc 8.75%, 10/21/15 Reg S	531,250
EUR	506,000	Smurfit Kappa Acquisitions 5.13%, 06/15/18 (c) Reg S	742,623
USD	300,000	XL Group Plc 6.50%, 04/15/17 (c)	295,800
			3,669,887
Israel: 0.3%
USD	300,000	Israel Electric Corp. Ltd. 7.25%, 01/15/19 Reg S	334,865
Italy: 3.0%
		Banca Monte dei Paschi di Siena SpA
EUR	400,000	4.88%, 05/31/16 †	496,924
GBP	300,000	5.75%, 09/30/16 †	402,454
USD	50,000	Enel SpA 8.75%, 09/24/23 (c) 144A	54,353
EUR	167,000	Finmeccanica SpA 4.88%, 03/24/25 †	228,575
		Intesa Sanpaolo SpA
	300,000	8.05%, 06/20/18 (c)	423,654
	50,000	8.38%, 10/14/19 (c) † Reg S	73,042
	100,000	Monte dei Paschi di Siena 7.25%, 07/10/15 Reg S	143,359
	300,000	Telecom Italia 7.75%, 03/20/18 (c) Reg S	417,471
	200,000	UniCredit SpA 6.70%, 06/05/18	296,265
	300,000	Unipol Gruppo Finanziario SpA 5.00%, 01/11/17 Reg S	428,991
			2,965,088
Kazakhstan: 0.9%
USD	200,000	Halyk Savings Bank of Kazakhstan JSC 7.25%, 05/03/17 Reg S	215,000
EUR	164,000	Kazkommertsbank JSC 6.88%, 02/13/17	219,056
USD	400,000	Zhaikmunai International B.V. 7.13%, 11/13/16 (c) 144A	428,000
			862,056
Luxembourg: 13.5%
USD	20,000	ALROSA Finance S.A. 7.75%, 11/03/20 144A	22,700
	400,000	Altice Financing S.A. 9.88%, 12/15/16 (c) 144A	449,000

See Notes to Financial Statements

36

Principal Amount			Value

Luxembourg: (continued)
		ArcelorMittal
USD	225,000	5.00%, 02/25/17	$238,781
	240,000	6.13%, 06/01/18	261,300
	225,000	6.75%, 02/25/22	245,812
	50,000	7.25%, 03/01/41	48,375
	50,000	7.50%, 10/15/39	49,625
	800,000	10.35%, 06/01/19	1,016,000
EUR	282,000	Beverage Packaging Holdings Luxembourg II S.A. 8.00%, 12/05/13 (c) Reg S	385,756
USD	150,000	CHC Helikopter S.A. 9.25%, 10/15/15 (c)	162,750
EUR	225,000	Cirsa Funding Luxembourg S.A. 8.75%, 05/15/14 (c) Reg S	323,476
	850,000	Codere Finance Luxembourg S.A. 8.25%, 06/15/14 (c) † Reg S	632,677
USD	300,000	Convatec Healthcare E S.A. 10.50%, 12/15/14 (c) 144A	341,250
	150,000	CSN Resources S.A. 6.50%, 07/21/20 † Reg S	154,125
	135,000	Expro Finance Luxembourg S.C.A. 8.50%, 12/15/13 (c) 144A	142,088
		Fiat Finance & Trade S.A.
EUR	235,000	6.88%, 02/13/15	337,040
	400,000	7.00%, 03/23/17 Reg S	591,371
		Fiat Industrial Finance Europe S.A.
	145,000	5.25%, 03/11/15 Reg S	207,275
	250,000	6.25%, 03/09/18 Reg S	388,480
	100,000	Finmec Finance S.A. 4.38%, 12/05/17	141,359
	311,000	Finmeccanica Finance 5.25%, 01/21/22	437,640
USD	300,000	Fuerstenberg Capital International S.A.R.L.& Cie SECS 10.25%, 06/30/15 (c) †	309,045
	300,000	Home Credit & Finance Bank 9.38%, 04/24/18 (c) Reg S	309,000
EUR	359,060	Ineos Group Holdings Ltd. 7.88%, 12/05/13 (c) Reg S	495,976
USD	75,000	Intelsat Luxembourg S.A. 8.13%, 06/01/18 (c) 144A	79,594
	45,000	International Automotive Components Group S.A. 9.13%, 06/01/15 (c) 144A	46,575
EUR	250,000	KION Finance S.A. 6.75%, 02/15/16 (c) Reg S	374,355
	150,000	Lecta S.A. 8.88%, 05/15/15 (c) Reg S	201,890
USD	135,000	MHP S.A. 10.25%, 04/29/15 Reg S	137,025
		Minerva Luxembourg S.A.
	300,000	7.75%, 01/31/18 (c) 144A	291,750
	200,000	12.25%, 02/10/17 (c) Reg S	225,000
	30,000	MOL Group Finance S.A. 6.25%, 09/26/19 Reg S	30,900
	400,000	OAO TMK 6.75%, 04/03/20 Reg S	392,000
	600,000	OJSC Promsvyazbank 8.50%, 04/25/17 Reg S	649,500
Principal Amount			Value

Luxembourg: (continued)
		Ontex IV S.A.
EUR	100,000	7.50%, 04/15/14 (c) Reg S	$144,376
	300,000	9.00%, 04/15/15 (c) Reg S	440,478
USD	200,000	Russian Standard Bank 9.25%, 07/11/15 (p) Reg S	211,000
		Severstal OAO
	105,000	6.70%, 10/25/17 Reg S	113,138
	45,000	9.25%, 04/19/14 144A	46,773
EUR	292,000	Sunrise Communications Holdings S.A. 8.50%, 12/31/14 (c) Reg S	431,709
	282,000	UniCredit International Bank Luxembourg S.A. 8.13%, 12/10/19 (c) Reg S	411,078
		Wind Acquisition Finance S.A.
USD	200,000	6.50%, 04/30/16 (c) 144A	207,000
	100,000	7.25%, 12/06/13 (c) 144A	105,750
	200,000	11.75%, 12/05/13 (c) Reg S	212,750
EUR	392,000	11.75%, 12/05/13 (c) † Reg S	569,589
USD	212,250	12.25%, 12/06/13 (c) † 144A	217,026
			13,230,157
Mexico: 1.7%
		Axtel S.A.B. de C.V.
MXN	85,500	7.00%, 01/31/16 (c) # 144A (s)	11,162
USD	75,000	7.00%, 01/31/16 (c) 144A (s)	71,250
		Cemex S.A.B. de C.V.
	100,000	9.00%, 01/11/15 (c) 144A	109,250
	228,000	9.50%, 06/15/16 (c) 144A	260,490
	80,000	Corp GEO S.A.B. de C.V. 9.25%, 06/30/15 (c) Reg S ♦	12,800
	165,000	Empresas ICA S.A.B. de C.V. 8.90%, 02/04/16 (c) Reg S	161,700
	350,000	Grupo Elektra S.A. de C.V. 7.25%, 08/06/15 (c) Reg S	357,875
	200,000	Grupo KUO S.A.B. de C.V. 6.25%, 12/04/17 (c) Reg S	203,500
	200,000	Servicios Corporativos Javer S.A.P.I de C.V. 9.88%, 04/06/16 (c) Reg S	198,000
	250,000	Tenedora Nemak S.A. 5.50%, 02/28/18 (c) 144A	248,750
	318,000	Urbi Desarrollos Urbanos S.A.B. de C.V. 9.75%, 02/03/17 (c) Reg S ♦	54,060
			1,688,837
Netherlands: 9.7%
EUR	282,000	ABN Amro Bank N.V. 4.31%, 03/10/16 (c)	378,146
USD	200,000	Bharti Airtel International Netherlands B.V. 5.13%, 03/11/23 144A	189,500
EUR	580,000	Conti-Gummi Finance B.V. 6.50%, 11/18/13 (c) Reg S	816,099
USD	100,000	DTEK Finance B.V. 9.50%, 04/28/15 Reg S	100,650
		EDP Finance B.V.
EUR	500,000	4.13%, 06/29/20 †	700,142
	253,000	4.75%, 09/26/16	363,913
	300,000	5.75%, 09/21/17 Reg S	444,564

See Notes to Financial Statements

37

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

Netherlands: (continued)
EUR	311,000	Fresenius Finance B.V. 2.88%, 07/15/20 144A	$425,595
	509,000	HeidelbergCement Finance B.V. 8.00%, 01/31/17 Reg S	816,266
USD	300,000	Indo Energy Finance II B.V. 6.38%, 01/24/18 (c) 144A	264,750
	425,000	ING Groep N.V. 5.78%, 12/08/15 (c)	444,656
	160,000	InterGen N.V. 7.00%, 06/30/18 (c) 144A	166,000
GBP	249,000	Koninklijke KPN N.V. 6.88%, 03/14/20 (c) Reg S	414,045
		Majapahit Holding B.V.
USD	80,000	7.25%, 06/28/17 Reg S	90,600
	20,000	7.75%, 01/20/20 144A	23,050
	300,000	Marfrig Holding Europe B.V. 8.38%, 05/09/18 † Reg S	284,250
	50,000	Metinvest B.V. 10.25%, 05/20/15 Reg S	50,125
EUR	250,000	New World Resources N.V. 7.88%, 05/01/14 (c) † Reg S	243,181
	100,000	Nokia Siemens 6.75%, 04/15/15 (c) Reg S	148,444
USD	500,000	NXP BV / NXP Funding LLC 5.75%, 03/15/18 (c) 144A	516,250
EUR	200,000	OI European Group B.V. 6.75%, 09/15/20 Reg S	317,960
		Portugal Telecom International Finance B.V.
	392,000	5.00%, 11/04/19 Reg S	551,576
	75,000	5.63%, 02/08/16 Reg S	109,186
	292,000	Refresco Group B.V. 7.38%, 05/15/14 (c) Reg S	427,739
		Schaeffler Finance B.V.
	292,000	6.88%, 08/15/14 (c) Reg S	422,281
	55,000	8.75%, 02/15/15 (c) Reg S	84,867
	400,000	SNS Bank N.V. 11.25%, 11/27/19 (c) Reg S ®	32,628
	20,000	ThyssenKrupp Finance Nederland B.V. 8.50%, 02/25/16	30,870
	150,000	UPC Holding B.V. 6.38%, 09/15/17 (c) Reg S	208,126
		VimpelCom Holdings B.V.
USD	50,000	6.25%, 03/01/17 Reg S	53,375
	400,000	6.25%, 03/01/17 144A	427,000
			9,545,834
Norway: 0.4%
		Eksportfinans ASA
USD	75,000	2.00%, 09/15/15	73,875
	6,000	2.38%, 05/25/16	5,862
	6,000	3.00%, 11/17/14	6,029
	45,000	5.50%, 06/26/17	47,329
EUR	250,000	Norske Skogindustrier ASA
		11.75%, 06/15/16 † Reg S	232,162
			365,257

Principal Amount			Value

Peru: 0.9%
USD	97,000	Corp Azucarera del Peru S.A. 6.38%, 08/02/17 (c) 144A	$95,060
	200,000	Corp Lindley S.A. 4.63%, 04/12/23 144A	191,500
	615,000	Maestro Peru S.A. 6.75%, 09/26/16 (c) 144A	588,862
			875,422
Portugal: 0.6%
EUR	50,000	Banco Comercial Portugues S.A. 5.63%, 04/23/14	69,188
	350,000	Caixa Geral de Depositos S.A. 5.13%, 02/19/14	482,486
			551,674
Singapore: 1.1%
USD	150,000	Bakrie Telecom Pte. Ltd. 11.50%, 12/05/13 (c) Reg S	43,125
	400,000	Bumi Investment Pte. Ltd. 10.75%, 10/06/14 (c) Reg S	247,000
	150,000	Flextronics International Ltd. 5.00%, 02/15/23	150,375
	425,000	STATS ChipPAC Ltd. 4.50%, 03/20/16 (c) 144A	425,552
	200,000	Theta Capital Pte Ltd. 6.13%, 11/14/16 (c) Reg S	193,899
			1,059,951
South Africa: 0.1%
EUR	100,000	Edcon Pty Ltd. 9.50%, 03/01/14 (c) † Reg S	138,329
South Korea: 0.1%
USD	80,000	Woori Bank Co. Ltd. 6.21%, 05/02/17 (c) 144A	84,400
Spain: 4.5%
USD	400,000	Abengoa Finance SAU 8.88%, 11/01/17 † Reg S	423,000
		Abengoa S.A.
EUR	100,000	8.50%, 03/31/16	147,674
	100,000	9.63%, 02/25/15 Reg S	146,146
		BBVA International Preferred SAU
USD	295,000	5.92%, 04/18/17 (c)	278,775
EUR	400,000	8.50%, 10/21/14 (c) †	570,990
	400,000	BPE Financiaciones S.A. 4.00%, 07/17/15 † Reg S	556,420
	200,000	Cemex Espana Luxembourg 9.88%, 04/30/16 (c) Reg S	308,606
		Mapfre S.A.
	200,000	5.13%, 11/16/15	289,753
	150,000	5.92%, 07/24/17 (c)	202,905
	550,000	Obrascon Huarte Lain S.A. 8.75%, 03/15/15 (c) Reg S	838,648
GBP	400,000	Santander Finance Preferred S.A. Unipersonal 11.30%, 07/27/14 (c)	674,901
			4,437,818
Sri Lanka: 0.4%
USD	400,000	Bank of Ceylon 5.33%, 04/16/18 † Reg S	388,000

See Notes to Financial Statements

38

Principal Amount			Value

Sweden: 1.5%
		Eileme 2 AB
USD	100,000	11.63%, 01/31/16 (c) Reg S	$117,750
	250,000	11.63%, 01/31/16 (c) 144A	294,375
EUR	25,000	11.75%, 01/31/16 (c) Reg S	40,326
		Perstorp Holding AB
USD	200,000	8.75%, 05/15/15 (c) 144A	210,000
EUR	250,000	9.00%, 05/15/15 (c) 144A	362,850
	300,000	Verisure Holding AB 8.75%, 09/01/14 (c) Reg S	448,635
			1,473,936
Switzerland: 0.0%
EUR	25,000	UBS A.G. 4.28%, 04/15/15 (c)	34,446
Turkey: 1.3%
		FinansBank A.S.
USD	200,000	5.15%, 11/01/17 Reg S	200,000
	200,000	5.50%, 05/11/16 Reg S	202,980
	400,000	Turkiye Vakiflar Bankasi T.A.O. 6.00%, 11/01/22 144A	377,500
	500,000	Yapi ve Kredi Bankasi A/S 5.50%, 12/06/22 144A	455,625
			1,236,105
United Arab Emirates: 0.2%
USD	150,000	Dubai Electricity & Water 6.38%, 10/21/16 Reg S	168,187
United Kingdom: 14.2%
USD	600,000	Afren Plc 10.25%, 04/08/16 (c) 144A	690,000
	200,000	Algeco Scotsman Global Finance Plc 10.75%, 10/15/16 (c) 144A	208,500
		AngloGold Ashanti Holdings Plc
	75,000	5.13%, 08/01/22	66,779
	75,000	8.50%, 07/30/16 (c) †	80,625
		Barclays Bank Plc
EUR	500,000	4.88%, 12/15/14 (c)	604,977
GBP	200,000	6.00%, 12/15/17 (c)	300,434
USD	400,000	7.63%, 11/21/22	413,600
EUR	250,000	Boparan Finance Plc 9.75%, 04/30/14 (c) Reg S	375,307
USD	50,000	CEVA Group Plc 8.38%, 12/06/13 (c) 144A	52,000
GBP	249,000	Co-operative Group Holdings Ltd. 6.88%, 07/08/20 Reg S (s)	410,557
	250,000	Crown Newco 3 Plc 8.88%, 02/15/15 (c) Reg S	412,696
		Daily Mail & General Trust
	100,000	5.75%, 12/07/18	176,133
	50,000	6.38%, 06/21/27	86,392
	100,000	Elli Finance UK Plc 8.75%, 06/15/15 (c) Reg S	177,851
USD	100,000	Ferrexpo UK Ltd. 7.88%, 04/07/16 144A	96,875

Principal Amount			Value

United Kingdom: (continued)
GBP	350,000	Gala Group Finance Plc 8.88%, 06/01/14 (c) Reg S	$612,918
	142,000	GKN Holdings Plc 5.38%, 09/19/22 Reg S	245,390
	5,000	HBOS Capital Funding LP 6.46%, 11/30/18 (c)	8,113
	200,000	Heathrow Finance Plc 7.13%, 03/01/17 Reg S	353,112
USD	200,000	Ineos Finance Plc 8.38%, 02/15/15 (c) 144A	223,750
GBP	100,000	Investec Bank Plc 9.63%, 02/17/22 Reg S	177,065
	200,000	Jaguar Land Rover Plc 8.13%, 05/15/14 (c) Reg S	351,042
EUR	225,000	Kerling Plc 10.63%, 02/01/14 (c) Reg S	326,994
		Lloyds TSB Bank Plc
GBP	139,000	10.75%, 12/16/16 (c) Reg S	270,661
USD	50,000	12.00%, 12/16/24 (c) 144A	67,875
GBP	141,000	Lynx I Corp. 6.00%, 04/15/17 (c) 144A	235,026
	200,000	Lynx II Corp. 7.00%, 04/15/18 (c) 144A	334,173
	300,000	Matalan Finance Plc 8.88%, 12/05/13 (c) Reg S	495,775
	260,000	National Westminster Bank Plc 7.88%, 09/09/15	457,206
	200,000	New Look Bondco I Plc 8.75%, 05/14/15 (c) Reg S	340,847
USD	400,000	Nord Anglia Education (UK) Holdings Plc 10.25%, 04/01/15 (c) Reg S	446,000
EUR	500,000	Old Mutual Plc 5.00%, 11/04/15 (c)	678,245
USD	300,000	Oschadbank 8.88%, 03/20/18 Reg S	250,500
EUR	100,000	OTE Plc 4.63%, 05/20/16	138,669
	167,000	ProSecure Funding LP 4.67%, 06/30/16	236,595
	282,000	Rexam Plc 6.75%, 06/29/17 (c) Reg S	406,381
		Royal Bank of Scotland Group Plc
	506,000	4.63%, 09/22/16 (c)	678,947
USD	300,000	5.05%, 01/08/15	310,202
EUR	350,000	Thomas Cook Group Plc 6.75%, 06/22/15	505,162
USD	450,000	Ukreximbank 8.38%, 04/27/15 Reg S	415,687
	50,000	Virgin Media Finance Plc 4.88%, 02/15/22	42,625
	225,000	Virgin Media Secured Finance Plc 6.50%, 01/15/14 (c)	234,562
GBP	100,000	Voyage Care Bondco Plc 6.50%, 02/01/15 (c) Reg S	162,909
USD	400,000	West China Cement Ltd. 7.50%, 01/25/14 (c) Reg S	407,000
GBP	250,000	William Hill Plc 4.25%, 06/05/20 Reg S	388,597
			13,954,754

See Notes to Financial Statements

39

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

United States: 2.4%
USD	235,000	Calfrac Holdings LP 7.50%, 12/01/15 (c) 144A	$239,112
		CEDC Finance Corporation International, Inc.
	37,994	8.00%, 12/06/13 (c) (s)	35,548
	55,358	10.00%, 12/06/13 (c)	48,981
	400,000	Deutsche Bank Capital Funding Trust 5.63%, 01/19/16 (c) Reg S	414,000
	550,000	Fresenius Medical Care US Finance, Inc. 5.75%, 02/15/21 144A	584,375
	177,000	Grifols, Inc. 8.25%, 02/01/14 (c)	190,939
	660,000	JBS USA LLC 7.25%, 06/01/15 (c) 144A	681,450
	35,000	Nielsen Finance LLC 7.75%, 10/15/14 (c)	38,325
	105,000	RBS Capital Trust II 6.43%, 01/03/34 (c)	99,750
			2,332,480
Venezuela: 1.9%
USD	870,000	C.A. La Electricidad De Caracas 8.50%, 04/10/18	687,300
		Petroleos de Venezuela S.A.
	250,000	4.90%, 10/28/14	235,625
	55,000	5.38%, 04/12/27 Reg S	34,100
	195,000	5.50%, 04/12/37 Reg S	115,538
	180,000	8.50%, 11/02/17 Reg S	162,000
	390,000	8.50%, 11/02/17 144A	351,000
	90,000	9.00%, 11/17/21 † Reg S	74,250
	150,000	9.00%, 11/17/21 144A	123,750
	30,000	12.75%, 02/17/22 † 144A	29,775
			1,813,338
Total Corporate Bonds (Cost: $93,033,934)			94,799,668
GOVERNMENT OBLIGATIONS: 0.4% (Cost: $435,069)
Turkey: 0.4%
USD	400,000	Export Credit Bank of Turkey 5.88%, 04/24/19 Reg S	420,400
Total Investments Before Collateral for Securities Loaned: 96.9% (Cost: $93,469,003)			95,220,068

Principal Amount			Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 22.6%
Repurchase Agreements: 22.6%
USD	5,265,445	Repurchase agreement dated 10/31/13 with Citigroup Global Markets Inc., 0.110%, due 11/01/13, proceeds $5,265,461; (collateralized by various U.S. government and agency obligations, 1.625% to 7.00%, due 01/01/14 to 10/01/43, valued at $5,370,754 including accrued interest)	$5,265,445
	5,265,445	Repurchase agreement dated 10/31/13 with Deutsche Bank Securities Inc., 0.120%, due 11/01/13, proceeds $5,265,463; (collateralized by various U.S. government and agency obligations, 2.00% to 7.00%, due 07/01/25 to 11/01/47, valued at $5,370,754 including accrued interest)	5,265,445
	5,265,445	Repurchase agreement dated 10/31/13 with HSBC Securities USA Inc., 0.090%, due 11/01/13, proceeds $5,265,458; (collateralized by various U.S. government and agency obligations, 0.070% to 8.125%, due 04/02/14 to 11/15/19, valued at $5,370,781 including accrued interest)	5,265,445
	5,265,445	Repurchase agreement dated 10/31/13 with Mizuho Securities USA Inc., 0.110%, due 11/01/13, proceeds $5,265,461; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 11/15/13 to 04/01/43, valued at $5,370,762 including accrued interest)	5,265,445
	1,108,473	Repurchase agreement dated 10/31/13 with RBS Securities Inc, 0.090%, due 11/01/13, proceeds $1,108,476; (collateralized by various U.S. government and agency obligations, 0.125% to 3.875%, due 04/15/14 to 02/15/43, valued at $1,130,643 including accrued interest)	1,108,473

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost $22,170,253)			22,170,253

Total Investments: 119.5% (Cost: $115,639,256)			117,390,321
Liabilities in excess of other assets: (19.5)%			(19,138,074)
NET ASSETS: 100.0%			$98,252,247

See Notes to Financial Statements

40

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
USD	United States Dollar
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period.
†	Security fully or partially on loan. Total market value of securities on loan is $21,338,514.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $11,162 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $20,936,842, or 21.3% of net assets.
®	Security in default

Summary of Investments by Sector Excluding
Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	9.0%	$8,602,150
Communications	11.4	10,826,791
Consumer, Cyclical	13.0	12,355,367
Consumer, Non-cyclical	7.9	7,486,742
Diversified	1.4	1,380,490
Energy	6.2	5,887,473
Financial	31.6	30,050,686
Government	0.4	420,400
Industrial	13.8	13,136,445
Technology	1.0	941,802
Utilities	4.3	4,131,722
	100.0%	$95,220,068

The summary of inputs used to value the Fund’s investments as of October 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$–	$94,799,668	$–	$94,799,668
Government Obligations*	–	420,400	–	420,400
Repurchase Agreements	–	22,170,253	–	22,170,253
Total	$–	$117,390,321	$–	$117,390,321

*   See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

41

INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

October 31, 2013 (unaudited)

Principal Amount		Value

FLOATING RATE NOTES: 99.3%
Australia: 7.5%
	Australia & New Zealand Banking Group Ltd.
$550,000	0.47%, 05/07/15 Reg S	$550,706
250,000	0.47%, 05/07/15 144A	250,321
100,000	0.98%, 01/10/14 144A	100,165
300,000	Australia Commonwealth Bank 0.98%, 03/17/14 144A	300,917
100,000	BHP Billiton Finance USA Ltd. 0.53%, 02/18/14	100,092
	Commonwealth Bank of Australia
575,000	0.52%, 01/29/15 144A	576,445
900,000	0.75%, 09/20/16 144A	900,905
	National Australia Bank Ltd.
400,000	0.54%, 01/22/15 Reg S	401,140
250,000	0.54%, 01/22/15 144A	250,713
500,000	0.79%, 07/25/16	501,706
200,000	0.97%, 04/11/14 Reg S	200,628
600,000	0.97%, 04/11/14 144A	601,885
	Westpac Banking Corp.
250,000	0.98%, 07/30/18	251,693
300,000	0.98%, 03/31/14 144A	301,013
100,000	1.01%, 09/25/15	101,137
200,000	1.04%, 07/17/15 144A	202,060
		5,591,526
Brazil: 0.3%
200,000	Banco Bradesco S.A. 2.36%, 05/16/14 144A	201,221
Canada: 12.6%
	Bank of Montreal
250,000	0.71%, 04/29/14	250,644
400,000	0.73%, 09/11/15	401,942
150,000	0.76%, 07/15/16	150,871
	Bank of Nova Scotia
100,000	0.65%, 03/15/16	100,298
1,200,000	0.70%, 09/11/15	1,204,694
250,000	0.76%, 07/15/16	251,451
150,000	1.28%, 01/12/15	151,808
750,000	Canadian Imperial Bank of Commerce
	0.77%, 07/18/16	754,165
	Royal Bank of Canada
200,000	0.45%, 04/29/15	200,340
245,000	0.54%, 04/17/14	245,361
835,000	0.63%, 03/08/16	836,875
300,000	0.71%, 09/09/16	301,148
700,000	0.94%, 10/30/14	704,929
	The Toronto-Dominion Bank
850,000	0.45%, 05/01/15	850,948
200,000	0.72%, 09/09/16	200,991
1,900,000	0.79%, 04/30/18	1,913,190
550,000	Total Capital Canada Ltd. 0.62%, 01/15/16	553,370
350,000	TransCanada PipeLines Ltd.
	0.93%, 06/30/16	352,915
		9,425,940
Denmark: 0.4%
300,000	Danske Bank A/S 1.29%, 04/14/14 144A	300,942
Principal Amount		Value

France: 1.4%
$300,000	BNP Paribas S.A. 3.00%, 12/20/14	$309,047
375,000	BPCE S.A. 1.49%, 04/25/16	380,667
200,000	Credit Agricole Home Loan SFH 0.99%, 07/21/14 144A	200,745
200,000	Societe Generale S.A. 1.30%, 04/11/14 144A	200,797
		1,091,256
Italy: 0.3%
200,000	Intesa Sanpaolo SpA 2.66%, 02/24/14 144A	200,861
Japan: 0.7%
250,000	Sumitomo Mitsui Trust Bank Ltd. 1.03%, 09/16/16 144A	251,381
300,000	The Bank of Tokyo-Mitsubishi UFJ Ltd. 0.71%, 02/26/16 144A	300,935
		552,316
Netherlands: 4.7%
1,000,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A. 0.73%, 03/18/16	1,003,659
	ING Bank N.V.
200,000	1.21%, 03/07/16 144A	202,115
850,000	1.89%, 09/25/15 144A	869,036
	Petrobras Global Finance B.V.
400,000	1.88%, 05/20/16	400,000
500,000	2.38%, 01/15/19	487,250
	Volkswagen International Finance N.V.
250,000	0.86%, 11/20/14 Reg S	251,133
290,000	1.00%, 03/21/14 144A	290,936
		3,504,129
Norway: 0.5%
346,000	Statoil ASA 0.55%, 05/15/18	345,617
Sweden: 2.1%
	Nordea Bank A.B.
300,000	0.72%, 05/13/16 † 144A	301,092
350,000	1.14%, 01/14/14 144A	350,738
900,000	Svenska Handelsbanken A.B. 0.70%, 03/21/16	903,338
		1,555,168
Switzerland: 1.3%
1,000,000	Credit Suisse 1.20%, 01/14/14	1,001,823
United Kingdom: 1.5%
100,000	Abbey National Treasury Services Plc 1.82%, 04/25/14	100,688
400,000	HSBC Bank Plc 0.90%, 05/15/18 144A	401,336
100,000	Lloyds TSB Bank Plc 2.59%, 01/24/14	100,528
150,000	Rio Tinto Finance USA Plc 1.09%, 06/17/16	151,228
400,000	Vodafone Group Plc 0.65%, 02/19/16	400,190
		1,153,970

See Notes to Financial Statements

42

Principal Amount		Value

United States: 66.0%
$150,000	AbbVie, Inc. 1.03%, 11/06/15	$151,629
100,000	American Express Centurion Bank 0.71%, 11/13/15	100,414
750,000	American Express Co. 0.85%, 05/22/18	752,558
	American Express Credit Corp.
750,000	0.75%, 07/29/16	754,201
200,000	1.36%, 06/12/15	203,064
1,165,000	American Honda Finance Corp. 0.64%, 05/26/16 144A	1,167,092
	Apple, Inc.
600,000	0.32%, 05/03/16	599,627
250,000	0.45%, 05/03/16	249,066
1,100,000	0.52%, 05/03/18	1,097,803
600,000	AT&T Inc. 0.65%, 02/12/16	599,466
	Bank of America Corp.
500,000	0.50%, 10/14/16	493,291
720,000	1.07%, 03/22/16	724,020
1,250,000	1.32%, 03/22/18	1,265,841
500,000	Bank of America N.A. 0.53%, 06/15/16	491,725
150,000	Berkshire Hathaway, Inc. 0.96%, 08/15/14	150,905
200,000	Caterpillar Financial Services Corp. 0.41%, 08/27/14	200,323
	Citigroup, Inc.
1,612,000	0.53%, 06/09/16	1,579,015
300,000	0.54%, 11/05/14	299,746
650,000	1.20%, 07/25/16	656,406
2,166,000	1.96%, 05/15/18	2,254,579
500,000	Coca-Cola Enterprises, Inc. 0.56%, 02/18/14	500,292
	Daimler Finance North America LLC
300,000	0.84%, 01/09/15 144A	301,164
200,000	0.95%, 08/01/16 144A	200,568
	General Electric Capital Corp.
525,000	0.42%, 02/15/17 †	521,709
600,000	0.44%, 01/08/16	598,561
300,000	0.46%, 05/11/16	298,629
350,000	0.51%, 09/15/14	350,872
300,000	0.62%, 01/09/15	301,148
550,000	0.62%, 07/10/15	552,102
932,000	0.64%, 05/05/26	857,454
225,000	0.84%, 01/08/16	226,217
445,000	1.25%, 03/15/23	442,083
	Goldman Sachs Group, Inc.
1,624,000	0.70%, 03/22/16	1,616,638
525,000	0.74%, 01/12/15	525,182
350,000	0.85%, 09/29/14	350,886
100,000	1.27%, 02/07/14	100,199
	Hewlett-Packard Co.
100,000	0.66%, 05/30/14	100,044
500,000	1.80%, 09/19/14	504,776
	HSBC Finance Corp.
325,000	0.49%, 01/15/14	325,038
622,000	0.69%, 06/01/16	620,675

Principal Amount		Value

United States: (continued)
$250,000	International Business Machines Corp. 0.24%, 02/04/15	$250,110
200,000	John Deere Capital Corp. 0.31%, 01/12/15	200,067
100,000	Johnson & Johnson 0.35%, 05/15/14	100,109
	JPMorgan Chase & Co.
400,000	0.69%, 04/23/15	400,939
1,285,000	0.88%, 02/26/16	1,290,477
200,000	0.90%, 10/15/15	200,746
150,000	1.00%, 05/02/14	150,549
200,000	1.04%, 01/24/14	200,408
2,500,000	1.14%, 01/25/18	2,521,520
1,050,000	JPMorgan Chase Bank N.A. 0.58%, 06/13/16	1,040,726
	Merck & Co., Inc.
250,000	0.45%, 05/18/16	250,908
650,000	0.62%, 05/18/18	652,776
100,000	Merrill Lynch & Co., Inc. 0.70%, 01/15/15	99,906
250,000	MetLife Institutional Funding II 1.14%, 04/04/14 144A	251,022
	Morgan Stanley
1,000,000	0.70%, 10/18/16	990,347
300,000	0.72%, 10/15/15	298,954
300,000	1.51%, 02/25/16	303,320
700,000	1.52%, 04/25/18	706,283
200,000	1.84%, 01/24/14	200,596
500,000	National City Bank/Cleveland OH 0.63%, 06/07/17	492,899
	NBCUniversal Enterprise, Inc.
200,000	0.78%, 04/15/16 144A	201,040
730,000	0.93%, 04/15/18 144A	735,144
150,000	New York Life Global Funding 0.29%, 09/19/14 144A	150,089
350,000	Oracle Corp. 0.82%, 01/15/19	351,892
415,000	PepsiCo., Inc. 0.47%, 02/26/16	415,434
250,000	PNC Bank N.A. 0.56%, 04/29/15 (c)	249,992
200,000	Target Corp. 0.42%, 07/18/14	200,407
	The Bank of New York Mellon Corp.
385,000	0.83%, 08/01/18	386,344
100,000	1.11%, 11/24/14	100,784
1,600,000	The Bear Stearns Cos, LLC 0.65%, 11/21/16	1,589,371
150,000	The Coca-Cola Co. 0.20%, 03/14/14	150,030
1,650,000	The Goldman Sachs Group, Inc. 1.44%, 04/30/18	1,659,106
100,000	The Procter & Gamble Co. 0.19%, 02/06/14	99,987
200,000	The Walt Disney Co. “ 0.25%, 02/11/15	200,066
	Toyota Motor Credit Corp.
350,000	0.41%, 03/10/15	350,555
500,000	0.55%, 05/17/16	501,452

See Notes to Financial Statements

43

INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

United States: (continued)
	Verizon Communications, Inc.
$250,000	0.86%, 03/28/14	$250,456
1,800,000	1.78%, 09/15/16	1,850,823
100,000	2.00%, 09/14/18	106,536
	Wachovia Corp.
1,900,000	0.52%, 06/15/17	1,882,841
150,000	0.58%, 10/28/15	149,467
1,645,000	0.61%, 10/15/16	1,625,895
	Wells Fargo & Co.
1,000,000	0.44%, 10/28/15	998,668
300,000	0.77%, 07/20/16	301,268
750,000	0.87%, 04/23/18	752,529
150,000	1.17%, 06/26/15	151,803
300,000	Wells Fargo Bank N.A. 0.52%, 07/20/15	300,583
		49,400,232
Total Floating Rate Notes (Cost: $74,146,138)		74,325,001
Number of Shares		Value

MONEY MARKET FUND: 0.7% (Cost: $527,602)
527,602	Dreyfus Government Cash Management Fund	$527,602
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $74,673,740)		74,852,603
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.4% (Cost: $326,540)
326,540	Bank of New York Overnight Government Fund	326,540
Total Investments: 100.4% (Cost: $75,000,280)		75,179,143
Liabilities in excess of other assets: (0.4)%		(320,974)
NET ASSETS: 100.0%		$74,858,169

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $318,087.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $10,562,678, or 14.1% of net assets.

Summary of Investments by Sector Excluding
Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	0.3%	$251,320
Communications	5.8	4,343,721
Consumer, Cyclical	2.8	2,096,215
Consumer, Non-cyclical	3.1	2,321,165
Energy	2.9	2,139,152
Financial	79.9	59,819,787
Industrial	0.3	200,323
Technology	4.2	3,153,318
Money Market Fund	0.7	527,602
	100.0%	$74,852,603

The summary of inputs used to value the Fund’s investments as of October 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Floating Rate Notes*	$–	$74,325,001	$–	$74,325,001
Money Market Funds	854,142	–	–	854,142
Total	$854,142	$74,325,001	$–	$75,179,143

*   See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

44

LATAM AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2013 (unaudited)

Principal
Amount			Value

CORPORATE BONDS: 40.6%
Austria: 0.4%
USD	50,000	ESAL GmbH 6.25%, 02/05/18 (c) Reg S	$45,750
Bermuda: 0.9%
USD	100,000	Digicel Group Ltd. 10.50%, 04/15/14 (c) 144A	108,500
Brazil: 10.6%
USD	138,000	Banco BMG S.A. 9.95%, 11/05/19 Reg S	140,415
	200,000	Banco Bradesco S.A. 5.90%, 01/16/21 144A	206,500
	200,000	Banco do Brasil S.A. 5.88%, 01/26/22 † Reg S	202,200
	142,000	Banco Santander Brasil S.A. 4.50%, 04/06/15 144A	147,680
	100,000	Banco Votorantim S.A. 7.38%, 01/21/20 Reg S	109,000
	50,000	Centrais Eletricas Brasileiras S.A. 6.88%, 07/30/19 Reg S	54,875
	100,000	Itau Unibanco Holding S.A. 6.20%, 04/15/20 144A	107,500
	100,000	Telemar Norte Leste S.A. 5.50%, 10/23/20 Reg S	97,000
EUR	150,000	Vale S.A. 4.38%, 03/24/18	225,967
			1,291,137
Cayman Islands: 6.8%
USD	100,000	Braskem Finance Ltd. 7.00%, 05/07/20 Reg S	109,750
	150,000	Fibria Overseas Finance Ltd. 6.75%, 03/03/16 (c) Reg S	165,750
		Petrobras International Finance Co.
	200,000	3.50%, 02/06/17	203,503
EUR	100,000	4.88%, 03/07/18	148,731
USD	200,000	6.75%, 01/27/41	198,610
			826,344
Chile: 3.5%
USD	125,000	Banco Santander Chile 3.75%, 09/22/15 Reg S	129,835
	155,000	Celulosa Arauco y Constitucion S.A. 4.75%, 10/11/21 (c)	152,645
	117,000	Corp. Nacional del Cobre de Chile 7.50%, 01/15/19 144A	142,408
			424,888
Colombia: 1.7%
USD	100,000	Bancolombia S.A. 5.13%, 09/11/22	96,000
	100,000	Transportadora de Gas Internacional S.A. E.S.P. 5.70%, 03/20/17 (c) Reg S	104,750
			200,750
Principal
Amount			Value

Mexico: 9.7%
		America Movil S.A.B. de C.V.
EUR	200,000	4.13%, 10/25/19	$305,647
USD	25,000	5.00%, 03/30/20	27,494
		Axtel S.A.B. de C.V.
MXN	247,900	7.00%, 01/31/16 (c) # Reg S (s)	32,245
USD	117,000	7.00%, 01/31/16 (c) Reg S (s)	111,150
	35,000	Banco Mercantil del Norte S.A. 4.38%, 07/19/15 Reg S	36,925
	135,000	Cemex S.A.B. de C.V. 9.00%, 01/11/15 (c) 144A	147,487
	100,000	Desarrolladora Homex S.A.B de C.V. 12/06/13 (c) ®	17,500
	100,000	Grupo Televisa S.A.B. 6.63%, 03/18/25	117,863
	345,000	Petróleos Mexicanos 5.50%, 01/21/21	377,775
			1,174,086
Peru: 0.9%
USD	105,000	Banco de Credito del Peru 5.38%, 09/16/20 Reg S	112,088
Spain: 1.3%
USD	140,000	Cemex Espana Luxembourg 9.25%, 05/12/15 (c) Reg S	153,300
United States: 2.2%
USD	145,000	Pemex Project Funding Master Trust 6.63%, 06/15/38	157,325
	100,000	Southern Copper Corp. 7.50%, 07/27/35	107,498
			264,823
Venezuela: 2.6%
		Petróleos de Venezuela S.A.
USD	129,000	5.38%, 04/12/27 Reg S	79,980
	100,000	5.50%, 04/12/37 Reg S	59,250
	100,000	8.50%, 11/02/17 Reg S	90,000
	100,000	9.00%, 11/17/21 † Reg S	82,500
			311,730
Total Corporate Bonds (Cost: $5,107,305)			4,913,396
GOVERNMENT OBLIGATIONS: 56.5%
Argentina: 3.6%
USD	380,782	Argentine Republic Government International Bond 8.28%, 12/31/33	275,115
	160,000	City of Buenos Aires, Argentina 9.95%, 03/01/17 Reg S	160,400
			435,515

See Notes to Financial Statements

45

LATAM AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount			Value

Brazil: 16.1%
USD	250,000	Banco Nacional de Desenvolvimento Economico e Social 6.50%, 06/10/19 Reg S	$277,187
		Brazil Notas do Tesouro Nacional, Series F
BRL	153,000	10.00%, 01/01/15	67,977
	996,000	10.00%, 01/01/17	429,296
	90,000	10.00%, 01/01/18	38,348
	102,000	10.00%, 01/01/19	42,821
	245,000	10.00%, 01/01/21	101,739
	425,000	10.00%, 01/01/23	173,320
		Brazilian Government International Bonds
USD	425,000	4.88%, 01/22/21	463,250
	275,000	6.00%, 01/17/17	311,025
	40,000	7.13%, 01/20/37	48,200
			1,953,163
Chile: 2.4%
		Chilean Government International Bonds
USD	100,000	3.88%, 08/05/20	107,250
CLP	90,000,000	5.50%, 08/05/20	180,527
			287,777
Colombia: 9.4%
		Colombian Government International Bonds
USD	200,000	7.38%, 03/18/19	245,500
COP	1,011,000,000	7.75%, 04/14/21	615,036
	463,000,000	12.00%, 10/22/15	279,058
			1,139,594
Dominican Republic: 0.8%
USD	89,000	Dominican Republic International Bond 7.50%, 05/06/21 Reg S	98,924
Jamaica: 0.8%
USD	100,000	Jamaica Government International Bond 8.00%, 06/24/19	98,250
Mexico: 17.2%
		Mexican Government International Bonds
EUR	100,000	2.75%, 04/22/23	131,872
USD	120,000	5.63%, 01/15/17	134,940
Principal
Amount			Value

Mexico: (continued)
MXN	3,083,000	6.00%, 06/18/15	$245,224
USD	100,000	6.05%, 01/11/40	113,750
MXN	4,343,000	6.50%, 06/10/21	350,313
	957,500	7.50%, 06/03/27	80,324
	710,000	7.75%, 12/14/17	60,354
	6,120,000	8.00%, 06/11/20	537,147
	1,828,300	8.00%, 12/17/15	151,528
	3,267,000	8.00%, 12/07/23	286,515
			2,091,967
Panama: 1.2%
		Panamanian Government International Bonds
USD	50,000	5.20%, 01/30/20	55,550
	68,000	7.13%, 01/29/26	85,000
			140,550
Peru: 1.0%
USD	105,000	Peruvian Government Bond 8.38%, 05/03/16	122,850
Uruguay: 0.8%
USD	100,000	Uruguay Government International Bond 4.50%, 08/14/24	103,500
Venezuela: 3.2%
		Venezuelan Government International Bonds
USD	170,000	5.75%, 02/26/16 Reg S	151,725
	125,000	7.00%, 12/01/18 Reg S	104,688
	170,000	9.25%, 05/07/28 Reg S	136,000
			392,413
Total Government Obligations (Cost: $7,419,232)			6,864,503
Total Investments Before Collateral for Securities Loaned: 97.1% (Cost: $12,526,537)			11,777,899

Number of
Shares

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 2.4% (Cost: $297,210)
	297,210	Bank of New York Overnight Government Fund	297,210
Total Investments: 99.5% (Cost: $12,823,747)			12,075,109
Other assets less liabilities: 0.5%			58,765
NET ASSETS: 100.0%			$12,133,874

See Notes to Financial Statements

46

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
USD	United States Dollar
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period.
†	Security fully or partially on loan. Total market value of securities on loan is $290,951.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $32,245 which represents 0.3% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $860,075, or 7.1% of net assets.
®	Security in default

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	7.7%	$904,018
Communications	6.8	799,899
Consumer, Non-cyclical	0.4	45,750
Energy	12.7	1,502,424
Financial	10.9	1,288,143
Government	58.3	6,864,503
Industrial	2.7	318,287
Utilities	0.5	54,875
	100.0%	$11,777,899

The summary of inputs used to value the Fund’s investments as of October 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$4,913,396	$—	$4,913,396
Government Obligations*	—	6,864,503	—	6,864,503
Money Market Fund	297,210	—	—	297,210
Total	$297,210	$11,777,899	$—	$12,075,109

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

47

MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2013 (unaudited)

Number of
Shares		Value

REAL ESTATE INVESTMENT TRUSTS: 100.0%
United States: 100.0%
520,509	American Capital Agency Corp.	$11,305,455
113,719	American Capital Mortgage Investment Corp.	2,173,170
1,244,557	Annaly Capital Management, Inc.	14,673,327
289,961	Anworth Mortgage Asset Corp.	1,423,709
74,803	Apollo Commercial Real Estate Finance, Inc.	1,205,076
752,059	ARMOUR Residential REIT, Inc.	3,098,483
194,215	Capstead Mortgage Corp.	2,297,563
1,604,955	Chimera Investment Corp.	4,863,014
134,566	Colony Financial, Inc.	2,722,270
350,446	CYS Investments, Inc.	2,975,287
111,901	Dynex Capital, Inc.	966,825
200,440	Hatteras Financial Corp.	3,648,008
269,620	Invesco Mortgage Capital, Inc.	4,165,629
173,163	iStar Financial, Inc. *	2,187,049
632,847	MFA Financial, Inc.	4,689,396
513,168	New Residential Investment Corp.	3,392,040
594,902	Newcastle Investment Corp.	3,414,737
459,887	NorthStar Realty Finance Corp.	4,290,746
142,884	PennyMac Mortgage Investment Trust	3,296,334
142,474	RAIT Financial Trust	1,075,679
166,966	Redwood Trust, Inc. †	2,925,244
257,572	Resource Capital Corp.	1,584,068
251,399	Starwood Property Trust, Inc.	6,458,440
480,521	Two Harbors Investment Corp.	4,483,261
60,054	Winthrop Realty Trust	706,836
Total Real Estate Investment Trusts (Cost: $116,279,470)		94,021,646
Number of
Shares		Value

MONEY MARKET FUND: 1.0% (Cost: $914,169)
914,169	Dreyfus Government Cash Management Fund	$914,169
Total Investments Before Collateral for Securities Loaned: 101.0% (Cost: $117,193,639)		94,935,815
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 2.8% (Cost: $2,664,683)
2,664,683	Bank of New York Overnight Government Fund	2,664,683
Total Investments: 103.8% (Cost: $119,858,322)		97,600,498
Liabilities in excess of other assets: (3.8)%		(3,608,675)
NET ASSETS: 100.0%		$93,991,823

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,603,770.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Financial	99.0%	$94,021,646
Money Market Fund	1.0	914,169
	100.0%	$94,935,815

The summary of inputs used to value the Fund’s investments as of October 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Real Estate Investment Trusts*	$94,021,646	$—	$—	$94,021,646
Money Market Funds	3,578,852	—	—	3,578,852
Total	$97,600,498	$—	$—	$97,600,498

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

48

PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

October 31, 2013 (unaudited)

Number of
Shares		Value

PREFERRED SECURITIES: 100.0%
Basic Materials: 7.1%
323,053	ArcelorMittal 6.00%, 01/15/16	$7,698,353
104,992	Cliffs Natural Resources, Inc. 7.00%, 02/01/16 †	2,384,368
		10,082,721
Communications: 9.4%
41,279	Comcast Corp. 5.00%, 12/15/17 (c)	929,190
	Qwest Corp.
110,015	6.13%, 06/01/18 (c)	2,321,317
75,379	7.00%, 04/01/17 (c) †	1,862,615
57,432	7.00%, 07/01/17 (c)	1,412,827
94,942	7.38%, 06/01/16 (c)	2,378,297
82,558	7.50%, 09/15/16 (c)	2,082,113
43,074	Telephone & Data Systems, Inc. 7.00%, 03/15/16 (c)	1,071,250
49,104	United States Cellular Corp. 6.95%, 05/15/16 (c)	1,208,941
		13,266,550
Consumer, Cyclical: 14.3%
353,433	General Motors Co. 4.75%, 12/01/13	18,138,182
35,895	The Goodyear Tire & Rubber Co. 5.88%, 04/01/14	2,151,546
		20,289,728
Consumer, Non-cyclical: 1.2%
40,630	CHS, Inc. 7.88%, 09/26/23 (c)	1,162,424
38,904	National Healthcare Corp. 0.80%, 11/01/15 (c)	556,327
		1,718,751
Energy: 1.0%
57,791	NuStar Logistics LP 7.63%, 01/15/18 (c)	1,477,138
Government: 1.4%
	Tennessee Valley Authority
46,472	3.83%, 06/01/14 (p)	1,040,973
38,744	3.96%, 05/01/14 (p)	881,813
		1,922,786
Industrial: 6.2%
50,253	Seaspan Corp. 9.50%, 01/30/16 (c)	1,340,248
107,684	Stanley Black & Decker, Inc. 5.75%, 07/25/17 (c)	2,412,122
78,969	United Technologies Corp. 7.50%, 08/01/15	4,997,158
		8,749,528
Real Estate Investment Trusts: 30.3%
	Annaly Capital Management, Inc.
43,074	7.63%, 05/16/17 (c)	1,035,068
66,046	7.50%, 09/13/17 (c)	1,578,499
65,149	CBL & Associates Properties, Inc. 7.38%, 12/05/13 (c)	1,612,438
36,182	Colony Financial, Inc. 8.50%, 03/20/17 (c)	919,746
Number of
Shares		Value

Real Estate Investment Trusts: (continued)
	CommonWealth REIT
54,488	6.50%, 12/31/49 ^	$1,175,306
39,484	7.25%, 05/15/16 (c)	906,158
	Digital Realty Trust, Inc.
35,895	5.88%, 04/09/18 (c)	689,902
41,279	7.00%, 09/15/16 (c)	953,545
46,233	FelCor Lodging Trust, Inc. 1.95%, 12/31/49 ^	1,073,530
35,895	General Growth Properties, Inc. 6.38%, 02/13/18 (c)	787,895
41,279	Hatteras Financial Corp. 7.63%, 08/27/17 (c)	932,080
	Health Care REIT, Inc.
51,599	6.50%, 12/31/49 ^	3,042,277
41,279	6.50%, 03/07/17 (c)	949,417
41,638	Hospitality Properties Trust 7.13%, 01/15/17 (c)	1,025,960
57,432	Kimco Realty Corp. 6.00%, 03/20/17 (c)	1,246,849
	National Retail Properties, Inc.
41,279	5.70%, 05/30/18 (c)	821,452
41,279	6.63%, 02/23/17 (c)	942,812
50,249	NorthStar Realty Finance Corp. 8.25%, 12/05/13 (c)	1,193,414
50,253	PS Business Parks, Inc. 6.00%, 05/14/17 (c)	1,043,755
	Public Storage
71,790	5.20%, 01/16/18 (c)	1,463,080
71,072	5.38%, 09/20/17 (c) †	1,491,091
41,279	5.63%, 06/15/17 (c)	891,626
66,405	5.75%, 03/13/17 (c) †	1,451,613
66,046	5.90%, 01/12/17 (c)	1,475,468
69,995	6.35%, 07/26/16 (c)	1,709,978
53,842	6.50%, 04/14/16 (c) †	1,329,359
58,688	Realty Income Corp. 6.63%, 02/15/17 (c)	1,436,095
35,895	Regency Centers Corp. 6.63%, 02/16/17 (c)	818,047
50,253	Senior Housing Properties Trust 5.63%, 08/01/17 (c)	999,030
37,151	Ventas Realty LP 5.45%, 03/07/18 (c)	839,613
66,046	Vornado Realty LP 7.88%, 10/01/14 (c)	1,746,917
	Vornado Realty Trust
43,074	5.40%, 01/25/18 (c)	874,402
43,074	5.70%, 07/18/17 (c)	902,400
38,766	6.63%, 12/05/13 (c)	930,384
49,535	Weyerhaeuser Co. 6.38%, 07/01/16	2,731,855
		43,021,061
Reinsurance: 4.7%
39,484	Aspen Insurance Holdings Ltd. 5.95%, 07/01/23 (c)	946,037
57,432	Axis Capital Holdings Ltd. 6.88%, 04/15/17 (c)	1,404,212
	PartnerRe Ltd.
35,895	5.88%, 03/01/18 (c)	772,819
53,663	7.25%, 06/01/16 (c) †	1,375,383

See Notes to Financial Statements

49

PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

(continued)

Number of
Shares		Value

Reinsurance: (continued)
57,432	Reinsurance Group of America, Inc. 6.20%, 09/15/22 (c)	$1,430,631
39,484	RenaissanceRe Holdings Ltd. 5.38%, 06/01/18 (c)	779,809
		6,708,891
Technology: 1.1%
61,021	Pitney Bowes, Inc. 6.70%, 03/07/18 (c) †	1,509,049
Utilities: 23.3%
37,151	AES Trust III 6.75%, 12/03/13 (c)	1,870,924
35,895	BGE Capital Trust II 6.20%, 12/05/13 (c)	872,249
	Dominion Resources, Inc. (Virginia)
39,484	6.00%, 07/01/16	2,141,217
39,484	6.13%, 04/01/16	2,138,848
98,352	8.38%, 06/15/14 (c)	2,566,004
40,202	DTE Energy Co. 6.50%, 12/01/16 (c)	976,105
71,790	Duke Energy Corp. 5.13%, 01/15/18 (c)	1,529,845
43,074	FPL Group Capital Trust I 5.88%, 12/05/13 (c) †	1,060,051
57,432	Integrys Energy Group, Inc. 6.00%, 08/01/23 (c)	1,390,429
	NextEra Energy Capital Holdings, Inc.
64,611	5.00%, 01/15/18 (c)	1,229,547
71,790	5.13%, 11/15/17 (c)	1,402,777
50,253	5.63%, 06/15/17 (c)	1,065,364
57,432	5.70%, 03/01/17 (c)	1,241,106
46,663	5.89%, 09/01/15	2,643,926
53,842	8.75%, 03/01/14 (c) †	1,393,431
35,895	NextEra Energy, Inc. 5.80%, 09/01/16	1,825,261
64,611	PPL Capital Funding, Inc. 5.90%, 04/30/18 (c)	1,390,429
70,174	PPL Corp. 8.75%, 05/01/14	3,705,187
68,200	SCE Trust I 5.63%, 06/15/17 (c)	1,454,024
57,432	SCE Trust II 5.10%, 03/15/18 (c)	1,139,451
		33,036,175
Total Preferred Securities (Cost: $148,937,929)		141,782,378

Number of
Shares
MONEY MARKET FUND: 0.0% (Cost: $43,154)
43,154	Dreyfus Government Cash Management Fund	43,154
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $148,981,083)		141,825,532
Principal
Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.0%
Repurchase Agreements: 3.0%
$1,008,059	Repurchase agreement dated 10/31/13 with Citigroup Global Markets Inc., 0.110%, due 11/01/13, proceeds $1,008,062; (collateralized by various U.S. government and agency obligations, 1.625% to 7.00%, due 01/01/14 to 10/01/43, valued at $1,028,220 including accrued interest)	$1,008,059
1,008,059	Repurchase agreement dated 10/31/13 with Deutsche Bank Securities Inc., 0.120%, due 11/01/13, proceeds $1,008,062; (collateralized by various U.S. government and agency obligations, 2.00% to 7.00%, due 07/01/25 to 11/01/47, valued at $1,028,220 including accrued interest)	1,008,059
1,008,059	Repurchase agreement dated 10/31/13 with HSBC Securities USA Inc., 0.090%, due 11/01/13, proceeds $1,008,062; (collateralized by various U.S. government and agency obligations, 0.070% to 8.125%, due 04/02/14 to 11/15/19, valued at $1,028,225 including accrued interest)	1,008,059
1,008,059	Repurchase agreement dated 10/31/13 with Mizuho Securities USA Inc., 0.110%, due 11/01/13, proceeds $1,008,062; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 11/15/13 to 04/01/43, valued at $1,028,222 including accrued interest)	1,008,059
212,216	Repurchase agreement dated 10/31/13 with RBS Securities Inc, 0.090%, due 11/01/13, proceeds $212,217; (collateralized by various U.S. government and agency obligations, 0.125% to 3.875%, due 04/15/14 to 02/15/43, valued at $216,460 including accrued interest)	212,216
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $4,244,452)		4,244,452
Total Investments: 103.0% (Cost: $153,225,535)		146,069,984
Liabilities in excess of other assets: (3.0)%		(4,298,430)
NET ASSETS: 100.0%		$141,771,554

See Notes to Financial Statements

50

^	Security is convertible through date shown.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,131,621.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	7.1%	$10,082,721
Communications	9.4	13,266,550
Consumer, Cyclical	14.3	20,289,728
Consumer, Non-cyclical	1.2	1,718,751
Energy	1.0	1,477,138
Government	1.4	1,922,786
Industrial	6.2	8,749,528
Real Estate Investment Trusts	30.3	43,021,061
Reinsurance	4.7	6,708,891
Technology	1.1	1,509,049
Utilities	23.3	33,036,175
Money Market Fund	0.0	43,154
	100.0%	$141,825,532

The summary of inputs used to value the Fund’s investments as of October 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Preferred Securities*	$141,782,378	$–	$–	$141,782,378
Money Market Fund	43,154	–	–	43,154
Repurchase Agreements	–	4,244,452	–	4,244,452
Total	$141,825,532	$4,244,452	$–	$146,069,984

* See Schedule of Investments for security type and industry sector breakouts.

See Notes to Financial Statements

51

RENMINBI BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2013 (unaudited)

Principal
Amount			Value

CORPORATE BONDS: 84.3%
British Virgin Islands: 6.2%
CNY	1,000,000	Right Century Ltd. 1.85%, 06/03/14	$163,045
	1,000,000	Sinochem Offshore Capital Co. Ltd. 1.80%, 01/18/14	163,874
			326,919
China / Hong Kong: 44.1%
	1,000,000	Agricultural Development Bank of China 2.98%, 06/22/14 Reg S	164,433
	1,520,000	China Development Bank Corp. 2.70%, 11/11/13 Reg S	249,676
	1,500,000	China General Nuclear Power Holding Corp. 3.75%, 11/01/15 Reg S	248,060
	1,750,000	China Power International Development Ltd. 3.20%, 12/23/15	283,177
	500,000	China Resources Power Holdings Co. Ltd. 2.90%, 11/12/13 Reg S	82,117
	2,000,000	Export-Import Bank of China 2.70%, 04/07/14 Reg S	328,736
	1,000,000	Hai Chao Trading Co. Ltd. 2.00%, 08/04/14 Reg S	161,298
	3,000,000	HKCG Finance Ltd. 1.40%, 04/11/16	473,722
	1,000,000	Industrial & Commercial Bank of China Asia Ltd. 6.00%, 11/05/16 (c) Reg S	173,142
	1,000,000	Shanghai Baosteel Group Corp. 3.50%, 12/01/14 Reg S	164,951
			2,329,312
Principal
Amount		Value

Germany: 12.4%
3,000,000	BSH Bosch und Siemens Hausgeraete GmbH 2.38%, 09/29/14 Reg S	$490,059
1,000,000	KfW Group 2.00%, 05/21/14 Reg S	164,182
		654,241
Luxembourg: 3.1%
1,000,000	VTB Bank OJSC 2.95%, 12/23/13 Reg S	164,142
Malaysia: 3.1%
1,000,000	Axiata SPV2 Bhd 3.75%, 09/18/14 Reg S	164,828
Netherlands: 6.1%
2,000,000	Volkswagen International Finance N.V. 2.15%, 05/23/16	320,824
Singapore: 3.1%
1,000,000	Global Logistic Properties Ltd. 3.38%, 05/11/16 Reg S	164,101
United Kingdom: 3.1%
1,000,000	HSBC Bank Plc 2.88%, 04/30/15 Reg S	165,225
United States: 3.1%
1,000,000	Caterpillar Financial Services Corp. 2.90%, 03/16/14 Reg S	164,449
Total Corporate Bonds (Cost: $4,297,053)		4,454,041
GOVERNMENT OBLIGATIONS: 15.1%
China / Hong Kong: 15.1%
	China Government Bonds
1,000,000	1.80%, 12/01/15	161,485
1,000,000	2.36%, 08/18/21 Reg S	154,391
500,000	2.48%, 12/01/20	78,154
2,500,000	2.56%, 06/29/17 Reg S	406,216
		800,246
Total Investments: 99.4% (Cost: $5,089,269)		5,254,287
Other assets less liabilities: 0.6%		30,126
NET ASSETS: 100.0%		$5,284,413

See Notes to Financial Statements

52

CNY	Chinese Yuan
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Appliances	9.3%	$490,059
Auto - Cars / Light Trucks	6.1	320,824
Chemicals - Diversified	3.1	163,874
Commercial Banking Institution	9.6	502,509
Electric - Generation	7.0	365,294
Electric - Integrated	4.7	248,060
Food - Miscellaneous / Diversified	3.1	163,045
Gas-Distribution	9.0	473,722
Government	15.2	800,246
Machinery - Construction & Mining	3.1	164,449
Real Estate Operation / Development	3.1	164,101
Rubber - Tires	3.1	161,298
Special Purpose Banks	17.3	907,027
Steel - Producers	3.2	164,951
Telecommunication Equipment	3.1	164,828
	100.0%	$5,254,287

The summary of inputs used to value the Fund’s investments as of October 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$–	$4,454,041	$–	$4,454,041
Government Obligations*	–	800,246	–	800,246
Total	$–	$5,254,287	$–	$5,254,287

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

53

TREASURY-HEDGED HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2013 (unaudited)

Principal
Amount		Value

CORPORATE BONDS: 96.4%
Basic Materials: 1.1%
$100,000	Novelis, Inc.
	8.75%, 12/15/15 (c)	$111,750
Communications: 23.7%
200,000	Cablevision Systems Corp.
	8.63%, 09/15/17 (a)	233,500
300,000	CCO Holdings LLC
	7.25%, 12/06/13 (c)	318,000
100,000	CenturyLink, Inc.
	5.80%, 03/15/22	99,500
100,000	Cequel Communications Holdings I LLC
	6.38%, 09/15/15 (c) 144A	104,250
100,000	Clear Channel Communications, Inc.
	9.00%, 07/15/15 (c)	102,000
100,000	Clear Channel Worldwide Holdings, Inc.
	6.50%, 11/15/17 (c)	105,500
100,000	Crown Castle International Corp.
	5.25%, 01/15/23	99,500
300,000	DISH DBS Corp.
	7.13%, 02/01/16 (a)	332,250
150,000	Frontier Communications Corp.
	8.25%, 04/15/17	174,187
100,000	Level 3 Financing, Inc.
	8.13%, 07/01/15 (c)	111,000
100,000	MetroPCS Wireless, Inc.
	6.63%, 04/01/18 (c) 144A	105,000
50,000	NII Capital Corp.
	8.88%, 12/15/14 (c)	31,750
	Sprint Nextel Corp.
200,000	8.38%, 08/15/17	232,500
200,000	9.13%, 03/01/17 (a)	237,000
100,000	Windstream Corp.
	7.88%, 11/01/17	114,875
		2,400,812
Consumer, Cyclical: 11.1%
	Caesars Entertainment Operating Co., Inc.
100,000	10.00%, 12/15/13 (c)	50,750
200,000	11.25%, 12/06/13 (c)	200,000
200,000	Chrysler Group LLC
	8.25%, 06/15/16 (c)	227,250
200,000	HD Supply, Inc.
	7.50%, 10/15/16 (c) 144A	211,500
100,000	Ltd Brands, Inc.
	6.63%, 04/01/21	110,500
200,000	MGM Resorts International
	6.63%, 07/15/15	216,500
100,000	The Goodyear Tire & Rubber Co.
	6.50%, 03/01/16 (c)	106,250
		1,122,750
Consumer, Non-cyclical: 18.0%
100,000	Biomet, Inc.
	6.50%, 08/01/15 (c)	106,750
100,000	Community Health Systems, Inc.
	8.00%, 11/15/15 (c)	108,875
100,000	DaVita HealthCare Partners, Inc.
	6.63%, 11/01/14 (c)	107,125
100,000	Fresenius Medical Care US Finance II, Inc.
	5.63%, 07/31/19 144A	107,500
Principal
Amount		Value

Consumer, Non-cyclical: (continued)
$100,000	Hawk Acquisition Sub, Inc.
	4.25%, 04/15/15 (c) 144A	$97,000
350,000	HCA, Inc.
	6.50%, 02/15/20	390,250
	Reynolds Group Issuer, Inc.
100,000	5.75%, 10/15/15 (c)	103,750
100,000	9.00%, 10/15/14 (c)	107,500
200,000	Tenet Healthcare Corp.
	4.75%, 06/01/20	199,500
100,000	The Hertz Corp.
	7.38%, 01/15/16 (c)	111,500
150,000	United Rentals North America, Inc.
	8.38%, 09/15/15 (c)	168,375
200,000	Valeant Pharmaceuticals International
	6.38%, 10/15/16 (c) 144A	214,500
		1,822,625
Energy: 14.8%
200,000	Chesapeake Energy Corp.
	9.50%, 02/15/15 (a)	220,750
100,000	CONSOL Energy, Inc.
	8.00%, 04/01/14 (c)	106,375
200,000	El Paso Corp.
	7.75%, 01/15/32	208,592
100,000	Energy Transfer Equity LP
	7.50%, 10/15/20	116,000
100,000	EP Energy LLC
	6.88%, 05/01/15 (c)	108,000
200,000	Linn Energy LLC
	8.63%, 04/15/15 (c)	214,000
110,000	Newfield Exploration Co.
	5.63%, 07/01/24	112,750
100,000	Peabody Energy Corp.
	6.00%, 11/15/18	106,000
200,000	Sabine Pass Liquefaction LLC
	5.63%, 02/01/21 144A	203,000
100,000	SandRidge Energy, Inc.
	8.13%, 04/15/17 (c)	107,000
		1,502,467
Financial: 14.5%
350,000	Ally Financial, Inc.
	8.00%, 11/01/31	419,125
300,000	CIT Group, Inc.
	5.50%, 02/15/19 144A (a)	326,250
100,000	Icahn Enterprises LP
	8.00%, 01/15/14 (c)	105,125
300,000	International Lease Finance Corp.
	8.75%, 03/15/17 (a)	354,000
100,000	SLM Corp.
	6.25%, 01/25/16	109,250
150,000	Springleaf Finance Corp.
	5.40%, 12/01/15	157,500
		1,471,250
Industrial: 3.8%
100,000	Case New Holland, Inc.
	7.88%, 12/01/17	118,875
100,000	Sealed Air Corp.
	8.38%, 09/15/16 (c) 144A	115,000

See Notes to Financial Statements

54

Principal
Amount		Value

Industrial: (continued)
	TransDigm, Inc.
$100,000	5.50%, 10/15/15 (c)	$101,250
50,000	7.75%, 12/15/14 (c)	54,000
		389,125
Technology: 3.9%

300,000	First Data Corp. 12.63%, 01/15/16 (c)	347,625
50,000	Freescale Semiconductor, Inc.
	8.05%, 06/01/15 (c)	54,125
		401,750
Utilities: 5.5%
150,000	AES Corp.
	8.00%, 10/15/17	177,375
150,000	Calpine Corp.
	7.50%, 11/01/15 (c) 144A	162,750
100,000	Energy Future Intermediate Holding Co. LLC
	10.00%, 12/01/15 (c)	105,500
100,000	NRG Energy, Inc.
	7.63%, 01/15/18	114,000
		559,625
Total Corporate Bonds
(Cost: $9,764,053)		9,782,154
Number of
Shares		Value

MONEY MARKET FUND: 1.4%
(Cost: $143,540)
143,540	Dreyfus Government Cash
	Management Fund	$143,540
Total Investments: 97.8%
(Cost: $9,907,593)		9,925,694
Other assets less liabilities: 2.2%		220,838
NET ASSETS: 100.0%		$10,146,532

(a)	All or a portion of these securities are segregated for futures contracts. Total value of the securities segregated, including cash on deposit with broker, is $1,850,225.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $3,293,500, or 32.5% of net assets.

At October 31, 2013, the Fund had the following open futures contracts:

	Number of				Unrealized
	Contracts	Expiration Date	Cost	Market Value	Depreciation
Contracts to Sell:
U.S. Treasury 5 Year Note	84	December 2013	$(10,157,438)	$(10,221,750)	$(64,313)

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	1.1%	$111,750
Communications	24.2	2,400,812
Consumer, Cyclical	11.3	1,122,750
Consumer, Non-cyclical	18.4	1,822,625
Energy	15.1	1,502,467
Financial	14.8	1,471,250
Industrial	3.9	389,125
Technology	4.1	401,750
Utilities	5.7	559,625
Money Market Fund	1.4	143,540
	100.0%	$9,925,694

The summary of inputs used to value the Fund’s investments as of October 31, 2013 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Corporate Bonds*	$–	$9,782,154	$–	$9,782,154
Money Market Fund	143,540	–	–	143,540
Total	$143,540	$9,782,154	$–	$9,925,694
Other Financial Instruments:
Futures Contracts	$(64,313)	$–	$–	$(64,313)

* See Schedule of Investments for security type and industry sector breakouts.

See Notes to Financial Statements

55

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2013 (unaudited)

		Emerging Markets	Emerging Markets	Fallen Angel
	BDC Income	High Yield	Local Currency	High Yield
	ETF	Bond ETF	Bond ETF	Bond ETF
Assets:
Investments, at value (1)(2)	$22,542,255	$243,990,903	$1,066,234,136	$15,952,858
Short term investment held as collateral for securities loaned (3)	–	32,659,624	1,713,089	864,140
Cash	–	265,943	–	–
Cash denominated in foreign currency, at value (4)	–	–	9,232,672	–
Deposits with broker for futures contracts	–	–	–	–
Receivables:
Investment securities sold	–	2,166,753	17,692,456	133,173
Shares sold	–	17,755	21,330	1,357
Due from Adviser	4,180	–	–	7,906
Dividends and interest	25,899	4,113,524	18,445,260	287,802
Prepaid expenses	2,696	3,073	19,406	141
Total assets	22,575,030	283,217,575	1,113,358,349	17,247,377

Liabilities:
Payables:
Investment securities purchased.	–	3,033,255	5,534,041	136,357
Collateral for securities loaned	–	32,659,624	1,713,089	864,140
Line of credit	–	–	–	–
Shares redeemed	–	–	–	–
Due to Adviser	–	36,072	195,055	–
Due to custodian	7,824	–	–	–
Variation margin on futures contracts	–	–	–	–
Deferred Trustee fees	72	1,092	27,663	162
Accrued expenses	45,758	4,338	105,679	40,320
Total liabilities	53,654	35,734,381	7,575,527	1,040,979
NET ASSETS	$22,521,376	$247,483,194	$1,105,782,822	$16,206,398
Shares outstanding	1,100,000	9,600,000	44,400,000	600,000
Net asset value, redemption and offering price per share	$20.47	$25.78	$24.91	$27.01

Net assets consist of:
Aggregate paid in capital	$22,142,500	$254,835,364	$1,211,345,077	$15,296,590
Net unrealized appreciation (depreciation)	314,040	(6,619,130)	(86,438,926)	775,548
Undistributed net investment income	60,090	1,336,614	7,158,433	79,355
Accumulated net realized gain (loss)	4,746	(2,069,654)	(26,281,762)	54,905
	$22,521,376	$247,483,194	$1,105,782,822	$16,206,398
(1) Value of securities on loan	$–	$31,817,924	$1,610,376	$843,889
(2) Cost of investments	$22,228,815	$250,609,860	$1,152,676,647	$15,177,310
(3) Cost of short term investment held as collateral for securities loaned	$–	$32,659,624	$1,713,089	$864,140
(4) Cost of cash denominated in foreign currency	$–	$–	$9,278,335	$–

See Notes to Financial Statements

56

						Treasury-
International	Investment	LatAm	Mortgage REIT	Preferred		Hedged
High Yield	Grade Floating	Aggregate	Income	Securities	Renminbi	High Yield
Bond ETF	Rate ETF	Bond ETF	ETF	ex Financials ETF	Bond ETF	Bond ETF

$95,220,068	$74,852,603	$11,777,899	$94,935,815	$141,825,532	$5,254,287	$9,925,694

22,170,253	326,540	297,210	2,664,683	4,244,452	–	–
–	1,093	65,627	–	–	–	39
755,319	–	77,662	–	–	316,255	–
–	–	–	–	–	–	146,675

1,503,407	–	–	–	2,077,916	–	–
15,838	–	–	–	–	–	–
–	–	11,922	–	–	7,661	14,894
2,115,757	73,283	241,710	760	307,941	38,519	164,575
4,433	332	954	1,427	2,183	69	133
$121,785,075	75,253,851	12,472,984	97,602,685	148,458,024	5,616,791	10,252,010

638,287	–	–	–	–	248,493	–
22,170,253	326,540	297,210	2,664,683	4,244,452	–	–
–	–	–	–	522,473	–	–
–	–	–	–	1,825,211	–	–
33,222	1,826	–	7,398	20,445	–	–
668,477	–	–	894,977	61,898	26,316	–
–	–	–	–	–	–	64,313
2,415	367	367	1,590	1,511	109	63
20,174	66,949	41,533	42,214	10,480	57,460	41,102
23,532,828	395,682	339,110	3,610,862	6,686,470	332,378	105,478
$98,252,247	$74,858,169	$12,133,874	$93,991,823	$141,771,554	$5,284,413	$10,146,532
3,600,000	3,000,000	500,000	4,000,000	7,300,000	200,000	400,000
$27.29	$24.95	$24.27	$23.50	$19.42	$26.42	$25.37

$87,664,959	$74,638,050	$15,981,164	$113,654,222	$151,724,218	$5,062,679	$10,003,834
1,775,081	178,863	(747,379)	(22,257,824)	(7,155,552)	171,307	(46,212)
1,195,885	45,346	115,100	4,490,037	437,739	28,308	32,472
7,616,322	(4,090)	(3,215,011)	(1,894,612)	(3,234,851)	22,119	156,438
$98,252,247	$74,858,169	$12,133,874	$93,991,823	$141,771,554	$5,284,413	$10,146,532
$21,338,514	$318,087	$290,951	$2,603,770	$4,131,621	$–	$–
$93,469,003	$74,673,740	$12,526,537	$117,193,639	$148,981,083	$5,089,269	$9,907,593

$22,170,253	$326,540	$297,210	$2,664,683	$4,244,452	$–	$–
$753,213	$–	$76,474	$–	$–	$310,465	$–

See Notes to Financial Statements

57

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2013 (unaudited)

		Emerging Markets	Emerging Markets	Fallen Angel
	BDC Income	High Yield	Local Currency	High Yield
	ETF	Bond ETF	Bond ETF	Bond ETF
Income:
Dividends	$663,200	$–	$–	$–
Interest	–	7,556,580	36,212,175	411,839
Securities lending income	–	30,563	3,306	3,746
Foreign taxes withheld	–	(2,144)	(391,120)	(650)
Total income	663,200	7,584,999	35,824,361	414,935

Expenses:
Management fees	37,478	475,788	2,162,026	26,567
Professional fees	14,891	15,266	76,258	13,404
Insurance	102	1,607	11,227	104
Trustees’ fees and expenses	84	818	14,122	184
Reports to shareholders	8,381	27,839	98,661	14,441
Indicative optimized portfolio value fee	11,069	11,087	12,869	12,261
Custodian fees	3,094	16,862	547,840	5,924
Registration fees	7,300	26,104	59,853	3,122
Transfer agent fees	649	1,085	1,220	1,172
Fund accounting fees	6,982	14,677	59,496	14,961
Interest on securities sold short	–	–	–	–
Interest	–	36	2,992	5
Other	150	1,527	15,551	186
Total expenses	90,180	592,696	3,062,115	92,331
Waiver of management fees	(37,478)	(116,875)	(155,831)	(26,567)
Expenses assumed by the Adviser	(15,225)	–	–	(39,192)
Net expenses	37,477	475,821	2,906,284	26,572
Net investment income	625,723	7,109,178	32,918,077	388,363

Net realized gain (loss) on:
Investments	(163,058)	(1,226,475)	(9,423,529)	49,386
Securities sold short	–	–	–	–
In-kind redemptions	167,804	(956,049)	(14,484,812)	–
Foreign currency transactions and foreign denominated assets and liabilities	–	15	(2,014,139)	–
Net realized gain (loss)	4,746	(2,182,509)	(25,922,480)	49,386

Net change in unrealized appreciation (depreciation) on:
Investments	4,488	(7,347,319)	(129,531,352)	(173,827)
Futures contracts	–	–	–	–
Securities sold short	–	–	–	–
Foreign currency transactions and foreign denominated assets and liabilities	–	14	187,173	–
Net change in unrealized appreciation (depreciation)	4,488	(7,347,305)	(129,344,179)	(173,827)
Net Increase (Decrease) in Net Assets Resulting from Operations	$634,957	$(2,420,636)	$(122,348,582)	$263,922

See Notes to Financial Statements

58

						Treasury-
International	Investment	LatAm	Mortgage REIT	Preferred		Hedged
High Yield	Grade Floating	Aggregate	Income	Securities	Renminbi	High Yield
Bond ETF	Rate ETF	Bond ETF	ETF	ex Financials ETF	Bond ETF	Bond ETF

$–	$–	$–	$9,462,573	$5,126,152	$–	$–
8,161,734	202,554	616,029	–	–	75,999	224,293
45,087	343	609	3,647	22,400	–	–
(3,476)	–	–	–	(854)	–	–
8,203,345	202,897	616,638	9,466,220	5,147,698	75,999	224,293

534,114	80,868	42,625	218,093	312,067	9,282	22,801
18,390	15,778	15,664	20,319	15,858	13,808	12,024
1,874	194	315	865	1,109	54	66
2,808	109	163	1,031	1,520	67	103
25,397	2,366	5,782	15,154	15,878	2,033	21,716
11,069	11,563	11,560	8,714	3,048	11,617	9,791
47,530	4,764	10,199	6,249	8,548	5,336	2,828
23,966	3,069	4,654	11,975	17,336	2,856	2,637
1,147	1,220	1,218	1,218	985	1,218	706
15,190	15,148	18,170	18,169	10,677	18,169	7,767
–	–	–	–	–	–	57,060
116	346	1,153	5,965	4,983	–	–
1,309	210	476	597	906	131	182
682,910	135,635	111,979	308,349	392,915	64,571	137,681
(148,680)	(80,868)	(42,625)	(84,291)	(75,865)	(9,282)	(22,801)
–	(10,520)	(8,526)	–	–	(44,946)	(32,485)
534,230	44,247	60,828	224,058	317,050	10,343	82,395
7,669,115	158,650	555,810	9,242,162	4,830,648	65,656	141,898

(131,333)	3	(1,888,834)	(2,524,148)	(2,366,709)	21,037	(782)
–	–	–	–	–	–	167,320
7,361,298	–	(1,209,161)	937,420	80,614	–	–
168,937	–	(13,345)	–	–	1,965	–
7,398,902	3	(3,111,340)	(1,586,728)	(2,286,095)	23,002	166,538

(7,683,254)	88,976	(1,364,246)	(29,932,424)	(8,448,208)	(12,873)	(150,290)
–	–	–	–	–	–	(64,313)
–	–	–	–	–	–	50,866

(15,637)	–	(10,971)	–	–	1,990	–
(7,698,891)	88,976	(1,375,217)	(29,932,424)	(8,448,208)	(10,883)	(163,737)
$7,369,126	$247,629	$(3,930,747)	$(22,276,990)	$(5,903,655)	$77,775	$144,699

See Notes to Financial Statements

59

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

			Emerging Markets High Yield
	BDC Income ETF		Bond ETF
	For the Six	For the Period	For the Six	For the Period
	Months Ended	February 11,	Months Ended	May 8, 2012*
	October 31,	2013* through	October 31,	through April 30,
	2013	April 30, 2013	2013	2013
	(unaudited)		(unaudited)

Operations:
Net investment income	$625,723	$65,059	$7,109,178	$2,290,370
Net realized gain (loss)	4,746	9,775	(2,182,509)	133,607
Net change in unrealized appreciation (depreciation)	4,488	309,552	(7,347,305)	728,175
Net increase (decrease) in net assets resulting from operations	634,957	384,386	(2,420,636)	3,152,152

Dividends and Distributions to shareholders:
Dividends from net investment income	(571,410)	(62,100)	(6,619,860)	(1,443,660)
Distributions from net realized capital gains	–	–	–	(9,600)
Return of capital	–	–	–	–
Total Dividends and Distributions	(571,410)	(62,100)	(6,619,860)	(1,453,260)

Share transactions:* *
Proceeds from sale of shares	16,068,759	13,141,140	40,093,099	250,559,626
Cost of shares redeemed	(5,009,140)	(2,065,216)	(30,649,183)	(5,178,744)
Increase (Decrease) in net assets resulting from share transactions	11,059,619	11,075,924	9,443,916	245,380,882
Total increase (decrease) in net assets	11,123,166	11,398,210	403,420	247,079,774
Net Assets, beginning of period	11,398,210	–	247,079,774	–
Net Assets, end of period†	$22,521,376	$11,398,210	$247,483,194	$247,079,774
† Including undistributed (accumulated) net investment income (loss)	$60,090	$5,777	$1,336,614	$847,296

* * Shares of Common Stock Issued (no par value)
Shares sold	800,000	650,000	1,600,000	9,400,000
Shares redeemed	(250,000)	(100,000)	(1,200,000)	(200,000)
Net increase (decrease)	550,000	550,000	400,000	9,200,000

*   Commencement of operations

See Notes to Financial Statements

60

Emerging Markets Local Currency
Bond ETF		Fallen Angel High Yield Bond ETF		International High Yield Bond ETF
For the Six		For the Six		For the Six
Months Ended	For the Year	Months Ended	For the Year	Months Ended	For the Year
October 31,	Ended April 30,	October 31,	Ended April 30,	October 31,	Ended April 30,
2013	2013	2013	2013	2013	2013
(unaudited)		(unaudited)		(unaudited)

$32,918,077	$55,764,484	$388,363	$649,741	$7,669,115	$7,351,493
(25,922,480)	(5,469,178)	49,386	53,519	7,398,902	159,161
(129,344,179)	51,390,368	(173,827)	902,194	(7,698,891)	9,517,014
(122,348,582)	101,685,674	263,922	1,605,454	7,369,126	17,027,668

(24,910,360)	(46,809,956)	(365,440)	(620,160)	(7,629,040)	(6,222,480)
–	–	–	(48,000)	–	–
–	(1,604,444)	–	–	–	–
(24,910,360)	(48,414,400)	(365,440)	(668,160)	(7,629,040)	(6,222,480)

15,861,539	858,427,461	5,290,665	–	5,409,941	247,924,678
(267,817,354)	(147,810,259)	–	–	(180,633,439)	(4,937,290)

(251,955,815)	710,617,202	5,290,665	–	(175,223,498)	242,987,388
(399,214,757)	763,888,476	5,189,147	937,294	(175,483,412)	253,792,576
1,504,997,579	741,109,103	11,017,251	10,079,957	273,735,659	19,943,083
$1,105,782,822	$1,504,997,579	$16,206,398	$11,017,251	$98,252,247	$273,735,659
$7,158,433	$(849,284)	$79,355	$56,432	$1,195,885	$1,155,810

600,000	32,000,000	200,000	–	200,000	9,400,000
(10,800,000)	(5,600,000)	–	–	(6,600,000)	(200,000)
(10,200,000)	26,400,000	200,000	–	(6,400,000)	9,200,000

See Notes to Financial Statements

61

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Investment Grade Floating Rate ETF		LatAm Aggregate Bond ETF
	For the Six		For the Six
	Months Ended	For the Year	Months Ended	For the Year
	October 31,	Ended April 30,	October 31,	Ended April 30,
	2013	2013	2013	2013
	(unaudited)		(unaudited)

Operations:
Net investment income	$158,650	$87,841	$555,810	$656,687
Net realized gain (loss)	3	(22)	(3,111,340)	(202,166)
Net change in unrealized appreciation (depreciation)	88,976	233,466	(1,375,217)	645,725
Net increase (decrease) in net assets resulting from operations	247,629	321,285	(3,930,747)	1,100,246

Dividends and Distributions to shareholders:
Dividends from net investment income	(123,440)	(86,220)	(548,500)	(474,290)
Distributions from net realized capital gains	–	–	–	(4,800)
Total Dividends and Distributions	(123,440)	(86,220)	(548,500)	(479,090)

Share transactions:* *
Proceeds from sale of shares	57,272,250	9,944,577	–	39,367,596
Cost of shares redeemed	–	–	(30,958,184)	–
Increase (Decrease) in net assets resulting from share transactions	57,272,250	9,944,577	(30,958,184)	39,367,596
Total increase (decrease) in net assets	57,396,439	10,179,642	(35,437,431)	39,988,752
Net Assets, beginning of period	17,461,730	7,282,088	47,571,305	7,582,553
Net Assets, end of period†	$74,858,169	$17,461,730	$12,133,874	$47,571,305
† Including undistributed net investment income	$45,346	$10,136	$115,100	$107,790

* * Shares of Common Stock Issued (no par value)
Shares sold	2,300,000	400,000	–	1,500,000
Shares redeemed	–	–	(1,300,000)	–
Net increase (decrease)	2,300,000	400,000	(1,300,000)	1,500,000

*	Commencement of operations

See Notes to Financial Statements

62

		Preferred Securities
Mortgage REIT Income ETF		ex Financials ETF		Renminbi Bond ETF
For the Six		For the Six	For the Period	For the Six
Months Ended	For the Year	Months Ended	July 16, 2012*	Months Ended	For the Year
October 31,	Ended April 30,	October 31,	through	October 31,	Ended April 30,
2013	2013	2013	April 30, 2013	2013	2013
(unaudited)		(unaudited)		(unaudited)

$9,242,162	$9,456,536	$4,830,648	$4,732,058	$65,656	$105,618
(1,586,728)	4,948,415	(2,286,095)	(54,168)	23,002	42,992
(29,932,424)	6,077,381	(8,448,208)	1,292,656	(10,883)	134,744
(22,276,990)	20,482,332	(5,903,655)	5,970,546	77,775	283,354
(5,039,250)	(8,583,960)	(4,828,075)	(4,266,300)	(86,600)	(111,280)
–	(559,710)	–	–	–	–

(5,039,250)	(9,143,670)	(4,828,075)	(4,266,300)	(86,600)	(111,280)

39,695,629	118,577,667	11,284,501	174,044,912	–	–
(49,271,462)	(33,260,902)	(22,252,383)	(12,277,992)	–	–

(9,575,833)	85,316,765	(10,967,882)	161,766,920	–	–
(36,892,073)	96,655,427	(21,699,612)	163,471,166	(8,825)	172,074
130,883,896	34,228,469	163,471,166	–	5,293,238	5,121,164
$93,991,823	$130,883,896	$141,771,554	$163,471,166	$5,284,413	$5,293,238
$4,490,037	$287,125	$437,739	$435,166	$28,308	$49,252

1,650,000	4,350,000	550,000	8,500,000	–	–
(2,100,000)	(1,250,000)	(1,150,000)	(600,000)	–	–
(450,000)	3,100,000	(600,000)	7,900,000	–	–

See Notes to Financial Statements

63

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Treasury-Hedged High Yield Bond ETF
	For the Six Months Ended October 31, 2013	For the Period March 21, 2013* Through April 30, 2013
	(unaudited)
Operations:
Net investment income	$141,898	$24,814
Net realized gain (loss)	166,538	(10,100)
Net change in unrealized appreciation (depreciation)	(163,737)	117,525
Net increase in net assets resulting from operations	144,699	132,239

Dividends to shareholders:
Dividends from net investment income	(134,240)	–

Share transactions:* *
Proceeds from sale of shares	–	10,003,834
Increase in net assets resulting from share transactions	–	10,003,834
Total increase in net assets	10,459	10,136,073
Net Assets, beginning of period	10,136,073	–
Net Assets, end of period†	$10,146,532	$10,136,073
† Including undistributed net investment income	$32,472	$24,814

* * Shares of Common Stock Issued (no par value)
Shares sold	–	400,000
Net increase	–	400,000

*	Commencement of operations

See Notes to Financial Statements

64

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	BDC INCOME ETF
	For the Six Months Ended October 31, 2013		For the Period February 11, 2013 (a) through April 30, 2013
	(unaudited)
Net asset value, beginning of period	$20.72		$19.98
Income from investment operations:
Net investment income	0.62		0.21
Net realized and unrealized gain (loss) on investments	(0.29)		0.74
Total from investment operations	0.33		0.95
Less:
Dividends from net investment income	(0.58)		(0.21)
Net asset value, end of period	$20.47		$20.72
Total return (b)	1.69	%(c)	4.79	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$22,521		$11,398
Ratio of gross expenses to average net assets	0.96	%(d)	4.82	%(d)
Ratio of net expenses to average net assets	0.40	%(d)	0.40	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(d)	0.40	%(d)
Ratio of net investment income to average net assets	6.66	%(d)	6.67	%(d)
Portfolio turnover rate	12	%(c)	0	%(c)

	EMERGING MARKETS HIGH YIELD BOND ETF
	For the Six Months Ended October 31, 2013		For the Period May 8, 2012 (a) through April 30, 2013
	(unaudited)
Net asset value, beginning of period	$26.86		$25.03
Income from investment operations:
Net investment income	0.77		1.54
Net realized and unrealized gain (loss) on investments	(1.13)		1.75
Total from investment operations	(0.36)		3.29
Less:
Dividends from net investment income	(0.72)		(1.45)
Distributions from net realized capital gains	–		(0.01)
Total dividends and distributions	(0.72)		(1.46)
Net asset value, end of period	$25.78		$26.86
Total return (b)	(1.26	)%(c)	13.47	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$247,483		$247,080
Ratio of gross expenses to average net assets	0.50	%(d)	0.69	%(d)
Ratio of net expenses to average net assets	0.40	%(d)	0.40	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(d)	0.40	%(d)
Ratio of net investment income to average net assets	5.98	%(d)	6.09	%(d)
Portfolio turnover rate	6	%(c)	20	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

65

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	EMERGING MARKETS LOCAL CURRENCY BOND ETF
	For the Six Months Ended October 31, 2013		For the Year Ended April 30, 2013		For the Year Ended April 30, 2012	For the Period July 22, 2010 (a) through April 30, 2011
	(unaudited)
Net asset value, beginning of period	$27.56		$26.28		$27.74	$25.11
Income from investment operations:
Net investment income	0.69		1.36		1.41	0.96
Net realized and unrealized gain (loss) on investments	(2.83)		1.13		(1.54)	2.51
Total from investment operations	(2.14)		2.49		(0.13)	3.47
Less:
Dividends from net investment income	(0.51)		(1.14)		(1.33)	(0.84)
Return of capital	–		(0.07)		–	–
Total dividends	(0.51)		(1.21)		(1.33)	(0.84)
Net asset value, end of period	$24.91		$27.56		$26.28	$27.74
Total return (b)	(7.75	)%(c)	9.75%		(0.34)%	14.02	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,105,783		$1,504,998		$741,109	$349,530
Ratio of gross expenses to average net assets	0.50	%(d)	0.48%		0.47%	0.49	%(d)
Ratio of net expenses to average net assets	0.47	%(d)	0.47%		0.47%	0.49	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.47	%(d)	0.47%		0.47%	0.48	%(d)
Ratio of net investment income to average net assets	5.34	%(d)	5.28%		5.71%	5.60	%(d)
Portfolio turnover rate	9	%(c)	16%		21%	3	%(c)

			FALLEN ANGEL HIGH YIELD BOND ETF
			For the Six Months Ended October 31, 2013		For the Year Ended April 30, 2013	For the Period April 10, 2012 (a) through April 30, 2012
			(unaudited)
Net asset value, beginning of period			$27.54		$25.20	$25.00
Income from investment operations:
Net investment income			0.78		1.62	0.07
Net realized and unrealized gain (loss) on investments			(0.52)		2.39	0.13
Total from investment operations			0.26		4.01	0.20
Less:
Dividends from net investment income			(0.79)		(1.55)	–
Distributions from net realized capital gains			–		(0.12)	–
Total dividends and distributions			(0.79)		(1.67)	–
Net asset value, end of period			$27.01		$27.54	$25.20
Total return (b)			1.02	%(c)	16.40%	0.80	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)			$16,206		$11,017	$10,080
Ratio of gross expenses to average net assets			1.39	%(d)	1.48%	6.27	%(d)
Ratio of net expenses to average net assets			0.40	%(d)	0.40%	0.40	%(d)
Ratio of net expenses, excluding interest expense, to average net assets			0.40	%(d)	0.40%	0.40	%(d)
Ratio of net investment income to average net assets			5.83	%(d)	6.16%	4.90	%(d)
Portfolio turnover rate			21	%(c)	34%	0	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

66

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

			INTERNATIONAL HIGH YIELD BOND ETF
			For the Six Months Ended October 31, 2013		For the Year Ended April 30, 2013	For the Period April 2, 2012 (a) through April 30, 2012
			(unaudited)
Net asset value, beginning of period			$27.37		$24.93	$24.96
Income from investment operations:
Net investment income			0.97		1.43	0.10
Net realized and unrealized gain (loss) on investments			(0.30)		2.43	(0.13)
Total from investment operations			0.67		3.86	(0.03)
Less:
Dividends from net investment income			(0.75)		(1.42)	–
Net asset value, end of period			$27.29		$27.37	$24.93
Total return (b)			2.56	%(c)	16.01%	(0.12	)%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)			$98,252		$273,736	$19,943
Ratio of gross expenses to average net assets			0.51	%(d)	0.52%	2.85	%(d)
Ratio of net expenses to average net assets			0.40	%(d)	0.40%	0.40	%(d)
Ratio of net expenses, excluding interest expense, to average net assets			0.40	%(d)	0.40%	0.40	%(d)
Ratio of net investment income to average net assets			5.76	%(d)	5.81%	5.65	%(d)
Portfolio turnover rate			10	%(c)	11%	0	%(c)

	INVESTMENT GRADE FLOATING RATE ETF
	For the Six Months Ended October 31, 2013		For the Year Ended April 30, 2013		For the Year Ended April 30, 2012	For the Period April 25, 2011 (a) through April 30, 2011
	(unaudited)
Net asset value, beginning of period	$24.95		$24.27		$24.82	$24.82
Income from investment operations:
Net investment income	0.08		0.23		0.23	–	(e)
Net realized and unrealized gain (loss) on investments	–	(e)	0.69		(0.58)	–
Total from investment operations	0.08		0.92		(0.35)	–
Less:
Dividends from net investment income	(0.08)		(0.24)		(0.20)	–
Net asset value, end of period	$24.95		$24.95		$24.27	$24.82
Total return (b)	0.30	%(c)	3.82%		(1.40)%	0.00	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$74,858		$17,462		$7,282	$4,965
Ratio of gross expenses to average net assets	0.58	%(d)	1.48%		1.92%	30.87	%(d)
Ratio of net expenses to average net assets	0.19	%(d)	0.19%		0.19%	0.19	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.19	%(d)	0.19%		0.19%	0.19	%(d)
Ratio of net investment income (loss) to average net assets	0.68	%(d)	0.91%		0.95%	(0.15	)%(d)
Portfolio turnover rate	3	%(c)	5%		14%	0	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized
(e)	Amount represents less than $0.005 per share

See Notes to Financial Statements

67

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	LATAM AGGREGATE BOND ETF
	For the Six Months Ended October 31, 2013		For the Year Ended April 30, 2013	For the Period May 11, 2011 (a) through April 30, 2012
	(unaudited)
Net asset value, beginning of period	$26.43		$25.28	$25.00
Income from investment operations:
Net investment income	0.75		1.16	1.30
Net realized and unrealized gain (loss) on investments		(2.33)	1.10	0.18
Total from investment operations		(1.58)	2.26	1.48
Less:
Dividends from net investment income		(0.58)	(1.10)	(1.19)
Distributions from net realized capital gains	–		(0.01)	(0.01)
Total dividends and distributions		(0.58)	(1.11)	(1.20)
Net asset value, end of period	$24.27		$26.43	$25.28
Total return (b)	(5.87	)%(c)	9.25%	6.05	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$12,134		$47,571	$7,583
Ratio of gross expenses to average net assets	0.93	%(d)	1.26%	1.92	%(d)
Ratio of net expenses to average net assets	0.50	%(d)	0.49%	0.49	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.49	%(d)	0.49%	0.49	%(d)
Ratio of net investment income to average net assets	4.61	%(d)	4.92%	5.44	%(d)
Portfolio turnover rate	2	%(c)	11%	11	%(c)

	MORTGAGE REIT INCOME ETF
	For the Six Months Ended October 31, 2013		For the Year Ended April 30, 2013	For the Period August 16, 2011 (a) through April 30, 2012
	(unaudited)
Net asset value, beginning of period	$29.41		$25.35	$24.85
Income from investment operations:
Net investment income	2.27		2.84	2.07
Net realized and unrealized gain (loss) on investments		(6.96)	4.08	0.36
Total from investment operations		(4.69)	6.92	2.43
Less:
Dividends from net investment income		(1.22)	(2.72)	(1.93)
Distributions from net realized capital gains	–		(0.14)	–
Total dividends and distributions		(1.22)	(2.86)	(1.93)
Net asset value, end of period	$23.50		$29.41	$25.35
Total return (b)	(15.88	)%(c)	28.75%	10.87	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$93,992		$130,884	$34,228
Ratio of gross expenses to average net assets	0.57	%(d)	0.58%	1.19	%(d)
Ratio of net expenses to average net assets	0.41	%(d)	0.41%	0.41	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(d)	0.40%	0.40	%(d)
Ratio of net investment income to average net assets	16.98	%(d)	11.60%	14.50	%(d)
Portfolio turnover rate	5	%(c)	6%	8	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

68

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	PREFERRED SECURITIES EX FINANCIALS ETF
	For the Six Months Ended October 31, 2013			For the Period July 16, 2012 (a) through April 30, 2013
	(unaudited)
Net asset value, beginning of period	$20.69			$20.06
Income from investment operations:
Net investment income	0.62			0.89
Net realized and unrealized gain (loss) on investments	(1.28)			0.57
Total from investment operations	(0.66)			1.46
Less:
Dividends from net investment income	(0.61)			(0.83)
Net asset value, end of period	$19.42			$20.69
Total return (b)	(3.15	)%(c)		7.38	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$141,772			$163,471
Ratio of gross expenses to average net assets	0.50	%(d)		0.51	%(d)
Ratio of net expenses to average net assets	0.41	%(d)		0.40	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(d)		0.40	%(d)
Ratio of net investment income to average net assets	6.20	%(d)		6.25	%(d)
Portfolio turnover rate	10	%(c)		21	%(c)

	RENMINBI BOND ETF
	For the Six Months Ended October 31, 2013		For the Year Ended April 30, 2013	For the Period October 11, 2011 (a) through April 30, 2012
	(unaudited)
Net asset value, beginning of period	$26.47		$25.61	$24.93
Income from investment operations:
Net investment income	0.33		0.53	0.27
Net realized and unrealized gain on investments	0.05		0.89	0.63
Total from investment operations	0.38		1.42	0.90
Less:
Dividends from net investment income	(0.43)		(0.56)	(0.22)
Net asset value, end of period	$26.42		$26.47	$25.61
Total return (b)	1.47	%(c)	5.61%	3.61	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$5,284		$5,293	$5,121
Ratio of gross expenses to average net assets	2.43	%(d)	2.42%	3.32	%(d)
Ratio of net expenses to average net assets	0.39	%(d)	0.39%	0.39	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.39	%(d)	0.39%	0.39	%(d)
Ratio of net investment income to average net assets	2.48	%(d)	2.05%	2.01	%(d)
Portfolio turnover rate	5	%(c)	26%	11	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

69

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	TREASURY-HEDGED HIGH YIELD BOND ETF
	For the Six Months Ended October 31, 2013		For the Period March 21, 2013 (a) through April 30, 2013
	(unaudited)
Net asset value, beginning of period	$25.34		$25.00
Income from investment operations:
Net investment income	0.35		0.06
Net realized and unrealized gain on investments	0.02		0.28
Total from investment operations	0.37		0.34
Less:
Dividends from net investment income	(0.34)		–
Net asset value, end of period	$25.37		$25.34
Total return (b)	1.46	%(c)	1.36	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$10,147		$10,136
Ratio of gross expenses to average net assets	2.72	%(d)	4.53	%(d)
Ratio of net expenses to average net assets	1.63	%(d)	1.54	%(d)
Ratio of net expenses, excluding interest expense and interest on securities sold short, to average net assets	0.50	%(d)	0.50	%(d)
Ratio of net investment income to average net assets	2.80	%(d)	2.26	%(d)
Portfolio turnover rate	33	%(c)	124	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

70

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2013 (unaudited)

Note 1—Fund Organization—Market Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of October 31, 2013, offers fifty-three investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: BDC Income ETF (“BDC Income”), Emerging Markets High Yield Bond ETF (“Emerging Markets High Yield”), Emerging Markets Local Currency Bond ETF (“Emerging Markets Local Currency”), Fallen Angel High Yield Bond ETF (“Fallen Angel”), International High Yield Bond ETF (“International High Yield”), Investment Grade Floating Rate ETF (“Investment Grade”), LatAm Aggregate Bond ETF (“LatAm”), Mortgage REIT Income ETF (“Mortgage REIT”), Preferred Securities ex Financials ETF (“Preferred Securities”), Renminbi Bond ETF (“Renminbi”) and Treasury-Hedged High Yield Bond ETF (“Treasury-Hedged”), each a “Fund” and collectively the “Funds”. Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index. The Funds (except BDC Income, Mortgage REIT and Preferred Securities) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. BDC Income, Mortgage REIT and Preferred Securities seek to achieve their investment objective through a portfolio of securities in substantially the same weighting as their index.

The Funds’ commencement of operations dates and their respective indices are presented below:

Fund	Commencement of Operations	Index
BDC Income	February 11, 2013	Market Vectors® U.S. Business Development Companies Index*
Emerging Markets
High Yield	May 8, 2012	The BofA Merrill Lynch High Yield US Emerging Markets Liquid Corporate Plus Index
Emerging Markets
Local Currency	July 22, 2010	JP Morgan Government Bond Index-Emerging Markets Global Core
Fallen Angel	April 10, 2012	The BofA Merrill Lynch US Fallen Angel High Yield Index
International High Yield	April 2, 2012	The BofA Merrill Lynch Global Ex-US Issuers High Yield Constrained Index
Investment Grade	April 25, 2011	Market Vectors® Investment Grade Floating Rate Index*
LatAm	May 11, 2011	The BofA Merrill Lynch Broad Latin America Bond Index
Mortgage REIT	August 16, 2011	Market Vectors® Global Mortgage REITs Index*
Preferred Securities	July 16, 2012	Wells Fargo® Hybrid & Preferred Securities ex Financials Index
Renminbi	October 11, 2011	Market Vectors® Renminbi Bond Index*
Treasury-Hedged	March 21, 2013	Market Vectors® U.S. Treasury-Hedged High Yield Bond Index*

* Owned by Market Vectors Index Solutions GmbH, an indirect, wholly owned subsidiary of the Adviser.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market
71

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Futures contracts generally are valued at the settlement price on the primary exchange on which they trade. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund (except Mortgage REIT and BDC Income which are declared and paid quarterly). Distributions of net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with GAAP.
72

D.	Securities Sold Short—Treasury-Hedged may invest in securities sold short. A short sale occurs when a Fund sells a security, which it does not own, by borrowing it from a broker. Proceeds from securities sold short are reported as liabilities in the Statements of Assets and Liabilities and are marked to market daily in accordance with the fair value methodology described in Note 2A. Gains and losses are classified as realized when short positions are closed. In the event that the value of the security which the Fund sold short declines, the Fund will gain as it repurchases the security in the market at the lower price. If the price of the security increases, the Fund will suffer a loss, as it will have to repurchase the security at the higher price. Short sales may incur higher transaction costs than regular securities transactions. Interest on securities sold short is recorded as an expense by the Fund on the interest payment date. Cash as collected is deposited in a segregated account with brokers, maintained by the Fund, for its open short sales. Until the Fund replaces the borrowed security, the Fund maintains securities or permissible liquid assets in a segregated account with a broker or custodian sufficient to cover its short positions. At October 31, 2013, Treasury-Hedged held no securities sold short.

E.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations. The total net realized gains or losses from fluctuations on foreign exchange rates on investments and other foreign currency denominated assets and liabilities are disclosed in Note 5 — Income Taxes.

F.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

G.	Repurchase Agreements—The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, to generate income from their excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires securities from a seller, subject to resale to the seller at an agreed upon price and date. A Fund, through its custodian/securities lending agent, takes possession of securities collateralizing the repurchase agreement. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain their right to sell the underlying securities at market value and may claim any resulting loss against the seller.

H.	Use of Derivative Instruments—The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments.
73

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Futures Contracts—The Funds may purchase or sell futures contracts to gain exposure or to hedge against interest rate movements. Using futures contracts involves various market risks, including interest rate and equity risk as well as the risks that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Portfolio each day depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures. Futures contracts held by Treasury-Hedged at October 31, 2013 are reflected in the Schedule of Investments. Treasury-Hedged held futures contracts for one month during the period ended October 31, 2013 of which the notional amount reflected in the Schedules of Investments is indicative of the average volume of the futures contracts for that one month period.

At October 31, 2013, the Funds held the following derivative instruments:

Liabilities Derivatives
Interest Rate Risk
Treasury-Hedged
Futures contracts[1]	$64,313

1Statements of Assets and Liabilities location: Variation Margin on futures contracts

The impact of transactions in derivative instruments, during the period ended October 31, 2013, were as follows:

Interest Rate Risk
Treasury-Hedged
Net change in unrealized appreciation (depreciation):
Futures contracts[1]	$(64,313)

1Statements of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts

I.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting agreements or other similar agreements. Generally, the right of setoff in those agreements allows the Funds to set off any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments, securities lending and repurchase agreements. For financial reporting purposes, the Funds do not offset securities lending or repurchase agreement assets and liabilities subject to enforceable master netting agreements or other similar agreements in the Statements of Assets and Liabilities.

The tables below present both gross and net information about the derivative instruments, securities lending transactions and repurchase agreements eligible for offset in the Statement of Assets and Liabilities, subject to master netting agreement or similar agreement, as well as financial collateral received or pledged (including cash collateral and margin) as of October 31, 2013. Collateral is disclosed up to 100% of the net amount of unrealized gain/loss or market value of the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments. Refer to the Schedules of Investments and Statements of Assets and Liabilities for collateral received or pledged as of October 31, 2013, as well as the related disclosures in Note 9 (Securities Lending) and Note 2G. (Repurchase Agreements).
74

Fund	Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Cash Collateral Received*	Net Amount
Emerging Markets High Yield	Securities Lending	$31,817,924	$–	$31,817,924	$(31,817,924)	$–
	Repurchase Agreements	32,659,624	–	32,659,624	(32,659,624)	–
Emerging Markets Local	Securities Lending	1,610,376	–	1,610,376	(1,610,376)	–
Currency	Repurchase Agreements	1,713,089	–	1,713,089	(1,713,089)	–
Fallen Angel	Securities Lending	843,889	–	843,889	(843,889)	–
International High Yield	Securities Lending	21,338,514	–	21,338,514	(21,338,514)	–
	Repurchase Agreements	22,170,253	–	22,170,253	(22,170,253)	–
Investment Grade	Securities Lending	318,087	–	318,087	(318,087)	–
LatAm	Securities Lending	290,951	–	290,951	(290,951)	–
Mortgage REIT	Securities Lending	2,603,770	–	2,603,770	(2,603,770)	–
Preferred Securities	Securities Lending	4,131,621	–	4,131,621	(4,131,621)	–
	Repurchase Agreements	4,244,452	–	4,244,452	(4,244,452)	–

Fund	Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Cash Collateral Pledged*	Net Amount
Treasury-Hedged	Futures Contracts	$64,313	$–	$64,313	$(64,313)	$–

*   Gross amounts not offset in the Statements of Assets and Liabilities

J.	Other—Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or an increase in realized gain. Such amounts are based upon estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from estimated amounts. Interest income, including amortization of premiums and discounts, is accrued as earned. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, at least until September 1, 2014, for the Funds to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses does not exceed the expense caps, excluding interest expense on securities sold short, listed in the table below:

75

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

The current management fee rate/expense caps and the amounts waived/assumed by the Adviser for the period ended October 31, 2013 are as follows:

Fund	Expense Cap	Management Fee Rate	Waiver of Management Fees	Expenses Assumed by the Adviser
BDC Income	0.40%	0.40%	$37,478	$15,225
Emerging Markets High Yield	0.40	0.40	116,875	–
Emerging Markets Local Currency	0.47	0.35	155,831	–
Fallen Angel	0.40	0.40	26,567	39,192
International High Yield	0.40	0.40	148,680	–
Investment Grade	0.19	0.35	80,868	10,520
LatAm	0.49	0.35	42,625	8,526
Mortgage REIT	0.40	0.40	84,291	–
Preferred Securities	0.40	0.40	75,865	–
Renminbi	0.39	0.35	9,282	44,946
Treasury-Hedged	0.50	0.45	22,801	32,485

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the period ended October 31, 2013, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
BDC Income	$3,037,570	$2,139,156
Emerging Markets High Yield	40,286,997	13,988,747
Emerging Markets Local Currency	105,909,483	135,598,154
Fallen Angel	3,353,225	2,622,848
International High Yield	23,015,234	34,165,063
Investment Grade	58,958,374	1,450,000
LatAm	516,451	13,003,936
Mortgage REIT	13,693,212	6,996,423
Preferred Securities	14,651,120	16,981,154
Renminbi	248,808	432,416
Treasury-Hedged	2,362,104	12,147,120

For the period ended October 31, 2013, proceeds of short sales and the cost of purchases of short sale covers for Treasury-Hedged aggregated $2,774,309 and $12,358,525, respectively.

Note 5—Income Taxes—As of October 31, 2013, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

76

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BDC Income	$22,223,038	$592,829	$(273,612)	$319,217
Emerging Markets High Yield	283,269,494	2,518,469	(9,137,436)	(6,618,967)
Emerging Markets Local Currency	1,155,582,139	11,707,996	(99,342,910)	(87,634,914)
Fallen Angel	16,041,450	849,668	(74,120)	775,548
International High Yield	115,640,617	4,338,551	(2,588,847)	1,749,704
Investment Grade	75,000,280	211,512	(32,649)	178,863
LatAm	12,832,213	147,126	(904,230)	(757,104)
Mortgage REIT	119,873,658	1,052,115	(23,325,275)	(22,273,160)
Preferred Securities	153,353,512	5,153,737	(12,437,265)	(7,283,528)
Renminbi	5,089,269	169,436	(4,418)	165,018
Treasury-Hedged	9,907,593	133,912	(115,811)	18,101

The tax character of dividends paid to shareholders during the year ended April 30, 2013 was as follows:

	Ordinary Income	Long-Term Capital Gains	Return of Capital
Fund	April 30, 2013	April 30, 2013	April 30, 2013
BDC Income	$60,056	$2,044	$–
Emerging Markets High Yield	1,453,260	–	–
Emerging Markets Local Currency	46,699,890	110,066	1,604,444
Fallen Angel	668,160	–	–
International High Yield	6,222,480	–	–
Investment Grade	86,220	–	–
LatAm	474,290	4,800	–
Mortgage REIT	8,583,960	559,710	–
Preferred Securities	4,266,300	–	–
Renminbi	111,280	–	–

The tax character of current year distributions will be determined at the end of the current fiscal year.

On December 22, 2010 the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in the pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

At April 30, 2013, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Post Effective- No Expiration Short-Term Capital Losses	Post Effective- No Expiration Long-Term Capital Losses
Investment Grade	$–	$4,093
Preferred Securities	8,886	–
Renminbi	882	–
Treasury-Hedged	10,100	–

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences which may affect the tax character of distributions and undistributed net investment income at the end of the Funds’ fiscal year.

77

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

For the period May 1, 2013 to October 31, 2013, the net realized gains and (losses) from foreign currency translations were as follows:

Emerging Markets Local Currency	$(22,856,256)
International High Yield	3,738,570
LatAm	(582,463)
Renminbi	22,676

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for open tax years (tax years ended April 30, 2010-2013), or expected to be taken in the Funds’ current tax year. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended October 31, 2013, the Funds did not incur any interest or penalties.

Note 6–Capital Share Transactions–As of October 31, 2013, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, or multiple thereof, as follows:

Fund	Creation Units
BDC Income	50,000
Emerging Markets High Yield	200,000
Emerging Markets Local Currency	200,000
Fallen Angel	200,000
International High Yield	200,000
Investment Grade	100,000
LatAm	100,000
Mortgage REIT	50,000
Preferred Securities	50,000
Renminbi	100,000
Treasury-Hedged	200,000

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended October 31, 2013, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions
BDC Income	$13,050,879	$2,759,311
Emerging Markets High Yield	17,213,842	30,215,893
Emerging Markets Local Currency	–	191,412,570
Fallen Angel	4,417,060	–
International High Yield	5,158,133	162,309,263
LatAm	102,494	17,210,432
Mortgage REIT	37,647,467	49,607,151
Preferred Securities	17,454,561	26,080,113

Note 7–Concentration and Other Risks–The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective. The Funds use a sampling approach in which the Adviser uses quantitative analysis to select bonds that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. Each Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Investments in the Funds involve risks similar to those of investing in any

78

bond fund, such as market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices.

BDC Income, Fallen Angel, International High Yield and Treasury-Hedged may directly or indirectly invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. BDC Income, International High Yield and Treasury-Hedged may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issuers may cause substantial fluctuations in share price, yield and total return.

BDC Income invests in business development companies which generally invest in less mature private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies.

Emerging Markets High Yield, Emerging Markets Local Currency, Fallen Angel, International High Yield, Investment Grade, LatAm, and Renminbi invest in foreign securities. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to political, economic or social instability. Foreign investments may also be subject to foreign taxes and settlement delays. Since the Funds may have significant investments in foreign debt securities, they may be subject to greater credit and interest risks and greater currency fluctuations than portfolios with significant investments in domestic debt securities.

Mortgage REIT invests directly in mortgage REITs and is exposed to the risks specific to the real estate market as well as the risks that relate specifically to the way in which mortgage REITs are organized and operated. Mortgage REITs receive principal and interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend credit. To the extent that a mortgage REIT invests in mortgage-backed securities, it may be subject to default risk or interest rate risk.

Mortgage REIT may invest in mortgage REITs that may trade at a discount or premium to their net asset value.

Preferred Securities invests in preferred securities which are essentially contractual obligations that declare distributions but permit the issuer to defer or suspend distributions. This may require the Fund to account for the distribution that has been deferred or suspended for tax purposes, even though it may not have received this income. Accordingly, preferred securities are subject to credit risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely distributions of dividends. In addition, preferred securities are subject to interest rate risk. Preferred securities interest rates may move in an inverse direction to that of general interest rates.

Treasury-Hedged invests directly in securities sold short and futures contracts which are designed to hedge against the price sensitivity of the below investment grade corporate bonds. A risk of hedging is the imperfect correlation between price movement of the securities sold short and the price movement of the Fund’s investments.

At October 31, 2013, the Adviser owned approximately 50% of Renminbi.

Note 8–Trustee Deferred Compensation Plan–The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

For each Fund, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9–Securities Lending–To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower or earning interest on the investment

79

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

of the cash collateral. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and shares the interest earned on the collateral and borrowing fees received with the securities lending agent. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the Bank of New York Overnight Government Fund, the Bank of New York Institutional Cash Reserve, or repurchase agreements collateralized by obligations of the U.S. Treasury and/or Government Agencies. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. As of October 31, 2013, the loans outstanding and the collateral received are included in value of securities on loan and collateral for securities loaned, respectively, in the Statements of Assets and Liabilities.

Note 10–Bank Line of Credit–Certain Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2013, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate	Outstanding Loan Balance as of October 31, 2013
Emerging Markets Local Currency	19	$2,297,526	1.59%	$–
Fallen Angel	1	109,000	1.58	–
International High Yield	17	1,909,753	1.59	–
Investment Grade	7	1,140,142	1.58	–
LatAm	22	1,330,591	1.60	–
Mortgage REIT	76	1,415,648	1.59	–
Preferred Securities	142	787,177	1.59	522,473

Note 11–Custodian Fees–The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended October 31, 2013, there were no offsets to custodian fees.

Note 12–Recent Accounting Pronouncements–The Funds have adopted Accounting Standards Update (“ASU”) No. 2011-11, Balance Sheet (Topic 210) Disclosures about Offsetting Assets and Liabilities, as clarified by ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” which requires entities to disclose gross and net information about derivative instruments, repurchase and reverse-repurchase agreements, and securities borrowing and lending transactions that are either: (1) offset in accordance with GAAP, or (2) subject to enforceable master netting arrangement or similar agreements, irrespective of whether they are offset in accordance with GAAP. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. Additional disclosure requirements of ASU No. 2011-11 and ASU No. 2013-01 are reflected in Note 2 to the Funds’ financial statements.

Note 13–Subsequent Events–The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

80

The following dividends from net investment income were declared and paid subsequent to October 31, 2013:

Fund	Ex-Date	Record Date	Payable Date	Per Share
Emerging Markets High Yield	11/1/13	11/5/13	11/7/13	$0.1430
Emerging Markets Local Currency	11/1/13	11/5/13	11/7/13	$0.1100
Fallen Angel	11/1/13	11/5/13	11/7/13	$0.1270
International High Yield	11/1/13	11/5/13	11/7/13	$0.3100
Investment Grade	11/1/13	11/5/13	11/7/13	$0.0138
Preferred Securities	11/1/13	11/5/13	11/7/13	$0.0593
Renminbi	11/1/13	11/5/13	11/7/13	$0.0800
Treasury-Hedged	11/1/13	11/5/13	11/7/13	$0.0700
Emerging Markets High Yield	12/2/13	12/4/13	12/6/13	$0.1245
Emerging Markets Local Currency	12/2/13	12/4/13	12/6/13	$0.1100
Fallen Angel	12/2/13	12/4/13	12/6/13	$0.1270
International High Yield	12/2/13	12/4/13	12/6/13	$0.1550
Investment Grade	12/2/13	12/4/13	12/6/13	$0.0101
LatAm	12/2/13	12/4/13	12/6/13	$0.0900
Preferred Securities	12/2/13	12/4/13	12/6/13	$0.1000
Renminbi	12/2/13	12/4/13	12/6/13	$0.1300

Effective December 10, 2013, LatAm changed its name from LatAm Aggregate Bond ETF to Emerging Markets Aggregate Bond ETF. The Fund also changed its index from the BofA Merrill Lynch Broad Latin America Bond Index to Market Vectors EM Aggregate Bond Index. Additionally, shares will now be issued and redeemed by the Fund in Creation Units or multiples of 200,000.

81

MARKET VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

(unaudited)

At a meeting held on September 11, 2013, (the “Meeting”), the Board of Trustees (the “Board”) of Market Vectors ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved an investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the Market Vectors Puerto Rico Municipal Index ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on information obtained through discussions with management of the Fund and the Adviser at the Meeting, information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management of the Fund. In evaluating the terms of the Investment Management Agreement and the proposal for the Fund to adopt a unitary fee structure, the Trustees considered the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Fund. The Trustees also considered the terms and scope of services that the Adviser would provide under the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

In addition, the Trustees were given data on the exchange-traded fund market and expense ratios of other funds. The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund, including any it may receive from providing administrative services to the Fund and from an affiliate of the Adviser serving as distributor to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. In addition, because the Fund had not yet commenced operations, the Trustees could not consider the historical performance or the quality of services previously provided to the Fund, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the interest of the Fund and the Fund’s shareholders.

82

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting vaneck.com.

Investment Adviser:

Van Eck Associates Corporation

Distributor:

Van Eck Securities Corporation
335 Madison Avenue
New York, NY 10017
vaneck.com

Account Assistance:

1.888.MKT.VCTR

INCOMESAR

Item 2. CODE OF ETHICS.

  Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The Chief Executive Officer and the Chief Financial Officer have concluded that the Market Vectors ETF Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MARKET VECTORS ETF TRUST

By (Signature and Title) /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                         ---------------------------------------------------------
Date January 7, 2014
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, Chief Executive Officer
                        --------------------------------------------
Date January 7, 2014
     ---------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                        -----------------------------------------------------------

Date January 7, 2014
     ---------------